As filed with the Securities and Exchange Commission on February 29, 2000
                                                      Registration Nos. 33-25716
                                                                        811-5697
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                             ----------------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         --- Pre-Effective Amendment No.

          X  Post Effective Amendment No. 23
         ---
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT TO COMPANY ACT OF 1940

          X  Amendment No. 25
         ---

                             THE CHAPMAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                        401 East Pratt Street, 28th Floor
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (800) 752-1013 copy to:
       Nathan A. Chapman, Jr., President               Elizabeth R. Hughes, Esq.
       The Chapman Funds, Inc.                         Venable, Baetjer and Howard, LLP
       401 East Pratt Street, 28th Floor               Two Hopkins Plaza, Suite 1800
       Baltimore, Maryland  21202                      Baltimore, Maryland 21201
       --------------------------                      -------------------------
       (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box):

         [  ]     immediately upon filing pursuant to paragraph (b)

         [X]      on February 29, 2000 pursuant to paragraph (b)

         [  ]     60 days after filing pursuant to paragraph (a) (1)

         [  ]     on [date] pursuant to paragraph (a) (1)

         [  ]     75 days after filing pursuant to paragraph (a) (2)

         [  ]     on [date] pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

[  ]     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has previously registered an indefinite number of securities under the Securities Act of 1933, as amended, pursuant to Section (a) (1) of Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 1999 was filed with Securities and Exchange Commission on January 28, 1999.

                                     [LOGO]

                            The Chapman Funds, Inc.
                                Investor Shares
                                   Prospectus
                               February 29, 2000

                                DEM EQUITY FUND
                                 DEM INDEX FUND
                          DEM MULTI-MANAGER BOND FUND
                         DEM MULTI-MANAGER EQUITY FUND

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    Domestic Emerging Markets-Registered Trademark- and
DEM-Registered Trademark- are registered trademarks and DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM-, and DEM Equity-TM- are trademarks of Nathan A. Chapman, Jr.

               A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

                               TABLE OF CONTENTS

OVERVIEW OF DEM STRATEGY....................................      3

DEM EQUITY FUND.............................................      5

DEM INDEX FUND..............................................     11

OVERVIEW OF DEM MULTI-MANAGER STRATEGY......................     17

DEM MULTI-MANAGER EQUITY FUND...............................     18

DEM MULTI-MANAGER BOND FUND.................................     26

RISK FACTORS APPLICABLE TO ALL DEM FUNDS....................     32

YOUR ACCOUNT................................................     34

DISTRIBUTIONS AND TAXES.....................................     38

MANAGEMENT..................................................     39

WHY READING THIS PROSPECTUS IS IMPORTANT

    This prospectus explains the objectives, risks and strategies of each of Chapman's DEM funds. Reading the prospectus will help you to decide which DEM funds, if any, are the right investments for you. We suggest that you keep it for future reference.

                            OVERVIEW OF DEM STRATEGY

APPLICABLE TO:

DEM EQUITY FUND

DEM INDEX FUND

    The Domestic Emerging Markets, or DEM, Strategy consists of investing in companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories. We refer to these companies as DEM companies. We believe that DEM companies have not historically received the attention of mainstream securities analysts and investment advisors. We also believe that the DEM segment includes many companies whose growth potential is not fully represented in the prices of their securities.

    The Chapman Co., our distributor, has identified more than 180 DEM companies. We call this group of DEM companies the DEM Universe. In determining whether a specific company is "controlled" by African Americans, Asian Americans, Hispanic Americans or women, and therefore, in the DEM Universe, the following criteria, called the DEM Profile, are used, each of which must be met:

    - At least 10% of the company's outstanding voting securities must be beneficially owned by members of one or more of the listed groups

    - At least one of the company's top three executive officers (Chairman, Chief Executive Officer or President) must be a member of one or more of the listed groups.

PRINCIPAL RISKS OF DEM STRATEGY

    MARKET RISK

    The DEM funds may experience market risk. Market risk is the risk that a particular stock in a fund's portfolio, the portfolio itself or securities in general may fall in value. Market value may be affected by a variety of factors including:

    - General stock market movements

    - Changes in the financial condition of an issuer or an industry

    - Changes in perceptions about an issuer or an industry

    - Interest rates and inflation

    - Governmental policies and litigation

    - Purchases and sales of securities by a fund

    GROWTH-ORIENTED INVESTING

    Because the DEM strategy involves investment in growth-oriented companies, the volatility of a fund following the DEM strategy may be higher than that of the U.S. equity market as a whole. Generally, companies with high relative rates of growth tend to reinvest more of their profits in the company and pay out less to stockholders in the form of current dividends. As a result, growth investors tend to receive most of their return in the form of capital appreciation. This tends to make growth company securities more volatile than the market as a whole. In addition, there can be no assurance that growth within a particular company will continue to occur. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Therefore you may lose money over short or even long periods.

    EMERGING MICRO-CAP AND SMALL-CAP COMPANIES

    Because the DEM strategy involves substantial investments in securities of emerging small-cap and micro-cap companies, you should be aware that investing in such companies involves greater risk than is customarily associated with more established companies. As compared to securities of larger companies, securities of emerging small-cap and micro-cap companies may:

    - Be subject to more abrupt or erratic price movements

    - Have limited product lines and lack established markets for products and services

    - Have more limited financial resources

    - Have less depth of management experience

    Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies. In addition, micro- and small-capitalization companies may not be well known to the investing public or securities analysts, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Because the capitalizations of micro-capitalization companies are even smaller than the capitalizations of small-capitalization companies, the risks described above can be expected to have a larger effect on micro-capitalization companies than on small-capitalization companies. Accordingly, micro-capitalization companies can be expected to be highly volatile and very risky.

    THERE ALSO EXIST RISKS THAT ARE COMMON TO ALL OF THE DEM FUNDS AND THAT ARE NOT LISTED HERE. PLEASE REFER TO "RISK FACTORS COMMON TO ALL FUNDS IN THIS PROSPECTUS."

                                DEM EQUITY FUND

    The following summarizes key features of the DEM Equity Fund.

INVESTMENT OBJECTIVE/GOAL

    The DEM Equity Fund seeks aggressive long-term growth through capital appreciation. Although the fund considers both capital appreciation and income when selecting investments, it places primary emphasis on capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

    The fund invests in DEM Companies that it believes are best positioned for growth based on the investment advisor's experience with the limited universe of DEM Companies. DEM Companies are predominately emerging small-cap and micro-cap companies.

PRINCIPAL RISKS- YOU MAY LOSE MONEY.

    INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS ASSOCIATED WITH AN INVESTMENT IN THE FUND. AN INVESTMENT IN THE FUND'S SHARES DOES NOT CONSTITUTE A COMPLETE INVESTMENT PROGRAM SINCE IT INVOLVES THE GREATER MARKET RISKS INHERENT IN SEEKING HIGHER RETURNS AND IS NOT RECOMMENDED FOR SHORT-TERM OR RISK AVERSE INVESTORS.

NON-DIVERSIFIED STATUS

    The fund is classified as non-diversified under the 1940 Act, which means that the fund is not limited by that Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the fund intends to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As non-diversified portfolios, the fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risks with respect to its portfolio securities.

    For other principal risks, see "DEM Strategy--Principal Risks" and "Risk Factors Common to All DEM Funds."

PERFORMANCE INFORMATION

    The bar chart shows the fund's actual performance during the year ended December 31, 1999, its only complete calendar year since inception. The fund can experience short-term performance swings, as shown below by the best and worst calendar quarter returns during the year depicted in the bar chart. Of course, the fund's past performance is no guarantee of its future returns.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DEM EQUITY FUND INVESTOR SHARES
1999                             113.61%
1998                               2.31%

                    QUARTER          TOTAL
                     ENDED          RETURN
                   ----------   ---------------
Best Quarter       12/31/1999            81.68%
Worst Quarter       3/31/1999            -3.49%

    In the following table, the fund's average annual total returns for the 1-year period, and since inception through December 31, 1999 are compared with the Russell 2000 Growth Index Index, which represents the broad market of small capitalization stocks. By comparing the bar chart with the table, you can see that average returns smooth out year-to-year variations.

                                DEM EQUITY FUND
                                  TOTAL RETURN

                                                       FOR THE PERIOD ENDED
                                                        DECEMBER 31, 1999
                                                 --------------------------------
                                                            AVERAGE ANNUAL RETURN
                                                  1 YEAR      SINCE INCEPTION*
                                                 --------   ---------------------
Investor Shares                                  113.61%            57.07%
Russell 2000 Growth Index                         43.10%            17.15%

* Inception April 8, 1998

FEES AND EXPENSES

    The following table describes the fees and expenses you would pay if you buy and hold shares of the fund. The expenses shown and fees set forth in the table are for the fiscal year ended October 31, 1999.

                         ANNUAL FUND OPERATING EXPENSES

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price).............................    4.75%
Maximum Deferred Sales Charge (Load)........................     -0-%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and other Distributions...................................     -0-%
Redemption Fee(1)...........................................     -0-%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
  Management Fee............................................     .90%
  Distribution (12b-1) Fee(2)...............................     .75%
  Other expenses(3).........................................    1.85%
Total Annual Fund Operating Expenses(3).....................    3.50%
Expense Reimbursement(3)....................................    (.50)%
Net Expenses................................................    3.00%

------------------------

1   The fund imposes a $9.00 charge only on redemptions by wire transfer.

2 The Chapman Co., the fund's distributor, receives a fee for stockholder servicing and distribution services at an annual rate of up to a total of .75% (up to .25% stockholder service fee and .50% distribution fee) of the average daily net assets of the fund attributable to the Investor Shares offered by this Prospectus. The Chapman Co. has voluntarily limited such fee to an aggregate of .50% (up to .25% stockholder service fee and .25% distribution fee) of average daily assets. However, there is no guarantee that The Chapman Co. will continue to voluntarily limit the amount of such fee beyond October 31, 2000.

3 CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Investor Shares offered by this Prospectus, to 3.00% of average daily net assets effective July 1, 1999 until at least December 31, 2009. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Investor Shares beyond December 31, 2009.

    Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the fund with the cost of investing in other funds. Although your actual costs may be higher or lower, the table shows expenses you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods exclusive of any expense limitation.

1 Year*.....................................................   $  764
3 Years*....................................................   $1,358
5 Years*....................................................   $1,977
10 Years*...................................................   $3,635

------------------------

* The Chapman Co. has voluntarily limited its fees for stockholder servicing and distribution services to an aggregate of .50% of average daily net assets of the fund attributable to the Investor Shares until at least October 31, 2000. CCM, the fund's investment advisor, has voluntarily agreed to limit the total annual operating expenses of the fund attributable to the Investor Shares to 3.00% of average daily net assets until at least December 31, 2000.

    THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                       DEM EQUITY FUND INVESTMENT PROGRAM

    This section reviews the types of securities the fund may hold and the various kinds of investment practices that the fund may use in day-to-day portfolio management. The fund's investment program is subject to further restrictions and risks described in the Statement of Additional Information.

PRINCIPAL STRATEGY

    The fund invests in DEM Companies that it believes are best positioned for growth based on the investment advisor's experience with the limited universe of DEM Companies. DEM Companies are predominantly emerging small-cap and micro-cap companies.

    Under normal circumstances the fund will invest at least 65% of the value of its total assets in common stock of DEM companies. For temporary defensive purposes, the fund may invest some or all of its assets in the securities of non-DEM companies that otherwise meet the fund's investment objectives, hold cash or invest in investment-grade debt securities.

    While the fund intends to concentrate on publicly-traded securities, the fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include those securities that are illiquid because they have no readily available market or because they are restricted securities under Rule 144 of the Securities Act of 1933.

    The fund may also invest up to 10% of its assets in private venture capital funds, including United States limited partnerships or other investment funds that themselves invest in illiquid securities. This 10% investment limitation is part of the 15% investment limitation that applies to illiquid securities in general.

OTHER INVESTMENT PRACTICES

    BORROWING MONEY AND PLEDGING ASSETS

    The fund can borrow up to 33 1/3% of the value of total fund assets from banks to take advantage of investment opportunities and may pledge up to 33 1/3% of its total fund assets to secure such borrowings. The fund may purchase securities on margin up to the 33 1/3% limit on bank borrowings. The fund may also borrow an additional 5% of its total assets without regard to the 33 1/3% limitation for bank borrowings. The use of borrowings by the fund may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the fund will cause the net asset value of the fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case.

    OPTIONS

    Options (a type of potentially high risk derivative) give the fund the right (when the fund purchases the option), or the obligation (where the fund writes (sells) the option) to buy or sell an asset at a predetermined price in the future. A covered call option is a call option with respect to which the fund owns the underlying security. A put option is covered when, among other things, cash or liquid securities are placed in a segregated account with the fund's custodian to fulfill the obligation undertaken.

    The fund may buy or sell options with respect to securities that meet the fund's investment objectives, and the funds may write covered call and put option contracts with respect to such securities. The total market value of securities against which the fund writes call or put options may not exceed 15% of its net assets. The fund will not commit more than 15% of its total assets to premiums when purchasing call or put options.

    Options may not always be successful hedges and their prices can be highly volatile.

    SECURITIES LENDING/REPURCHASE AGREEMENTS

    The fund may use various investment techniques for hedging, risk management, and other investment purposes. These techniques may include, but are not limited to lending portfolio securities and entering into repurchase agreements. The fund may invest up to 20% of its assets for hedging or risk management purposes or when, in the fund's opinion, such techniques can be expected to yield a higher investment return than other investment options.

PORTFOLIO TURNOVER

    The fund generally purchases securities with the intention of holding them for investment; however, when market conditions or other circumstances warrant, the fund will purchase and sell securities without regard to the length of time held. Due to the nature of the fund's investment program, the fund's annual portfolio turnover rate may exceed 100%. Although the fund cannot accurately predict its turnover rate for future years, it anticipates that its annual portfolio turnover will not exceed 200%. A high turnover rate may increase transaction costs and result in additional taxable gains which will adversely affect the fund's performance. The fund experienced a portfolio turnover rate of 17.27% for the fiscal year ended October 31, 1999.

              DEM EQUITY FUND INVESTOR SHARES FINANCIAL HIGHLIGHTS

    The Financial Highlights table set forth below is intended to help you understand the financial performance of the DEM Equity Fund Investor Shares since its commencement of operations. Certain information reflects financial results for a single fund share. The total return in the table represents the return that an investor would have earned or lost on an investment in the fund (assuming reinvestment of dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                              FINANCIAL HIGHLIGHTS

CHAPMAN FUND, INC.

DEM EQUITY FUND--INVESTOR SHARES

    THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. IT SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                                                   APRIL 8, 1998(1)
                                                              FOR THE YEAR ENDED       THROUGH
                                                               OCTOBER 31, 1999    OCTOBER 31, 1998
                                                              ------------------   ----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year........................        $11.58              $ 14.29
                                                                    ------              -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss(2)....................................          (.45)                (.29)
  Net realized and unrealized gain (loss) on investments....          9.16                (2.42)
                                                                    ------              -------
  Total from investment operations..........................          8.71                (2.71)
                                                                    ------              -------

DISTRIBUTIONS:
  From net investment income................................          (-0-)                (-0-)
  From net realized gains on investments....................          (-0-)                (-0-)
                                                                    ------              -------
  Total distributions.......................................          (-0-)                (-0-)
                                                                    ------              -------
  Net asset value, end of year..............................        $20.29              $ 11.58
                                                                    ======              =======
    TOTAL RETURN(3).........................................         75.21%              (18.96)%

RATIOS TO AVERAGE NET ASSETS:(4)
  Expenses..................................................          3.25%                4.55%
  Net investment loss.......................................         (2.90)%              (4.31)%
  Expenses prior to voluntary expense waiver................          3.50%                4.80%

SUPPLEMENTAL DATA:
  Net Assets, end of period (000 omitted)...................        $  421              $    45
  Portfolio turnover rate...................................         17.27%               17.89%

------------------------

1 Commencement of operations. Ratios have been annualized and total return has not been annualized.

2 Net investment loss per share was calculated using the average shares method.

3 Total Return represents the return that an investor would have earned (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions). It excludes the effect of sales load.

4 The Chapman Co., the fund(1)s distributor, voluntarily agreed to limit the distribution fee to an aggregate of .25% of average daily net assets of the Investor Shares. Additionally, CCM, the Fund(1)s investment advisor, voluntarily agreed to limit the total annual operating expenses of the Investor Shares to 3.00% of average daily net assets effective July 1, 1999.

                                 DEM INDEX FUND

    The following summarizes key features of the DEM Index Fund.

INVESTMENT OBJECTIVE

    The fund seeks to match the performance of a benchmark index that measures the return of DEM Companies.

PRINCIPAL INVESTMENT STRATEGY

    The fund employs a passive management strategy designed to track the performance of the DEM Index. The fund invests in the stocks that comprise the index.

PRINCIPAL RISKS- YOU MAY LOSE MONEY.

    INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS ASSOCIATED WITH AN INVESTMENT IN THE FUND. AN INVESTMENT IN THE FUND'S SHARES DOES NOT CONSTITUTE A COMPLETE INVESTMENT PROGRAM AND IS NOT RECOMMENDED FOR SHORT-TERM OR RISK AVERSE INVESTORS.

NON-DIVERSIFIED STATUS

    The fund is classified as non-diversified under the 1940 Act, which means that the fund is not limited by that Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the fund intends to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As non-diversified portfolios, the fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risks with respect to its portfolio securities.

    For other principal risks, see "DEM Strategy--Principal Risks" and "Risk Factors Common to All DEM Funds."

PERFORMANCE INFORMATION

    The fund has not yet completed a full year of operations so performance information is not yet available.

FEES AND EXPENSES

    The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended October 31, 1999.

                         ANNUAL FUND OPERATING EXPENSES

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price).............................     4.75%
Maximum Deferred Sales Charge (Load)........................      -0-%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and other Distributions...................................      -0-%
Redemption Fee(1)...........................................      -0-%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
  Management Fee............................................      .90%
  Distribution (12b-1) Fee(2)...............................      .75%
  Other expenses(3).........................................   130.91%
Total Annual Fund Operating Expenses(3).....................   132.56%
Expense Reimbursement(3)....................................  (129.87)%
Net Expenses................................................     2.69%

------------------------

1   The fund imposes a $9.00 charge only on redemptions by wire transfer.

2 The Chapman Co., the fund's distributor, receives a fee for stockholder servicing and distribution services at an annual rate of up to a total of .75% (up to .25% stockholder service fee and .50% distribution fee) of the average daily net assets of the fund attributable to the Investor Shares offered by this Prospectus. The Chapman Co. has voluntarily waived such fee for fiscal year 2000. However, there is no guarantee that The Chapman Co. will continue to voluntarily limit the amount of such fee beyond fiscal year 2000.

3 CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Investor Shares offered by this Prospectus, to 2.69% of average daily net assets until at least December 31, 2009. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Investor Shares beyond December 31, 2009.

    Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the fund with the cost of investing in other funds. Although your actual costs maybe higher or lower, the table shows expenses you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods.

1 Year*.....................................................   $  734
3 Years*....................................................   $1,271
5 Years*....................................................   $1,832
10 Years*...................................................   $3,354

------------------------

* The Chapman Co. has voluntarily waived its fees for stockholder servicing and distribution services for fiscal year 2000. CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund attributable to the Investor Shares to 2.69% of average daily net assets until at least December 31, 2009.

    THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                       DEM INDEX FUND INVESTMENT PROGRAM

PRINCIPAL STRATEGY

    The fund employs a passive management strategy designed to track the performance of the DEM Index. The fund invests in the stocks that comprise the index.

    WHAT IS AN INDEX AND INDEX INVESTING?

    An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index fund tries to match, as closely as possible, the performance of an established target index. An index fund does this by holding all, or a representative sample, of the securities that comprise the index. Stock index funds may seek to track indexes that hold a certain type of stock--such as growth or value, small-cap or large-cap, or those from just one industry--or they may seek to track indexes that consist of a broader range of stocks--for example, the entire U.S. stock market. Index funds are not actively managed by investment advisors who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or worse.

    WHAT IS THE DEM INDEX?

    The DEM Index is an index developed and controlled by The Chapman Co., an investment banking affiliate of the CCM, that is designed to track the performance of the DEM Universe. The DEM Index is comprised of the stocks of 100 companies chosen from the DEM Universe to reflect the market capitalization and industry classification characteristics of the DEM Universe and is set forth on Appendix A.

TYPES OF PORTFOLIO SECURITIES

    The DEM Index Fund seeks to implement the DEM Strategy by tracking the DEM Index. The fund employs a passive management strategy designed to track the performance of the DEM Index while keeping costs low. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS STATED OBJECTIVE.

    In tracking the performance of the DEM Index, the fund will invest in DEM Companies with both large and small market capitalizations; however, since the DEM Universe includes a large proportion of companies with small market capitalizations, a significant portion of the Fund's portfolio that is invested pursuant to the DEM Index strategy will be small capitalization companies. To the extent the fund invests in companies with smaller market capitalizations, the securities of such companies may be traded in such over-the-counter markets as the OTC Bulletin Board and the Pink Sheets. See "Principal Risks" in this section and "Risk Factors -- Small Companies" in the Statement of Additional Information.

    In order to cover expenses and net redemptions and prior to investment of net receipts, the fund expects to have a portion of its assets in cash or invested in short-term investment grade fixed income securities, including obligations of the United States Government and its agencies or instrumentalities, commercial paper, bank certificates of deposit, and bankers' acceptances, and repurchase agreements collateralized by these securities. The specific percentage of net assets held in cash at any given time will depend upon the judgement of the fund with respect to future redemptions and expenses. Excluding assets held in cash, the fund generally intends to invest directly or indirectly in each stock found in the DEM Index in approximately the same proportion as such stock is represented in the DEM Index itself. For example, if 10% of the market capitalization of the DEM Index is made up of securities of a specific company, securities of such company can be expected, directly or indirectly, to represent 10% of the fund's non-cash assets. Over time, the percentage of the fund's assets invested in particular companies in the DEM Index will vary depending on changes in the weighted market capitalizations of such companies.

OTHER INVESTMENT PRACTICES

    Although the fund intends to remain substantially fully invested in common stocks in the DEM Index, as discussed above, the fund will not be able to invest 100% of its assets pursuant to its investment strategy of tracking the DEM Index. Further, the fund will incur operating expenses whereas the DEM Index itself does not. Therefore, although the fund will seek to track the DEM Index as closely as possible, it may not be able to match its performance. In order to more closely track the DEM Index notwithstanding these considerations, the fund is permitted to employ the management practices set forth below. THERE CAN BE NO ASSURANCE THAT THE USE OF THESE STRATEGIES BY THE FUND WILL BE SUCCESSFUL AND THE USE OF SUCH STRATEGIES MAY SUBJECT THE FUND TO ADDITIONAL RISKS.

    BORROWING MONEY AND PLEDGING ASSETS

    The fund may not issue senior securities, borrow money or pledge its assets, except that it may borrow from banks in amounts aggregating not more than 5% of the value of the fund's total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 5% of the value of its total assets to secure such borrowings. The fund is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions. The use of borrowings by the fund may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the fund will cause the net asset value of the fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case.

    OPTIONS

    The fund may invest up to 15% of its total assets, calculated at the time such option contracts are written and as represented by the premium paid, in the purchase of call options in respect of specific securities in which the fund may invest. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period.

    SECURITIES LENDING/REPURCHASE AGREEMENTS

    The fund may, but is not required to, utilize various investment techniques for hedging, risk management and other investment purposes. These investment techniques may include, but are not limited to, lending of portfolio securities and entering into "repurchase agreements." Up to 20% of the fund's assets may be invested pursuant to such techniques for hedging and risk management purposes or when such techniques can be expected to yield a higher investment return than other investment options. To the extent that the fund seeks to increase its income by lending portfolio securities, such securities loans will be secured by collateral in cash, cash equivalents, U.S. government securities, or such other collateral as may be permitted under the fund's investment program and by regulatory agencies. The fund may enter into repurchase agreements pertaining to the securities in which it may invest with securities dealers or member banks of the Federal Reserve System. Repurchase agreements facilitate portfolio management and allow the fund to earn additional revenue. If the fund enters into repurchase agreements, it will do so in order to increase liquidity or as a temporary investment.

PORTFOLIO TURNOVER

    Although the fund seeks to invest for the long term, the fund retains the right to sell securities regardless of how long they have been held. Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Although the fund cannot accurately predict its turnover rate, because of this, the fund anticipates that its annual portfolio turnover will not exceed 20%. (A turnover of 100% would occur, for example, if a portfolio sold and replaced securities valued at 100% of its total net assets within a one year period.) Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Accordingly, a high portfolio turnover rate will adversely affect the fund's performance. The fund experienced a portfolio turnover rate of 87.47% for the fiscal year ended October 31, 1999 primarily due to an adjustment to the DEM Index that resulted in an increase in the number of securities in the DEM Index from 30 to 100.

              DEM INDEX FUND INVESTOR SHARES FINANCIAL HIGHLIGHTS

    The Financial Highlights table set forth below is intended to help you understand the financial performance of the DEM Index Fund Investor Shares since its commencement of operations. Certain information reflects financial results for a single fund share. The total return in the table represents the return that an investor would have earned or lost on an investment in the fund (assuming reinvestment of dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                              FINANCIAL HIGHLIGHTS

CHAPMAN FUND INC.

DEM INDEX FUND--INVESTOR SHARES

    THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. IT SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                              MARCH 23, 1999(1)
                                                                   THROUGH
                                                              OCTOBER 31, 1999
                                                              -----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period......................       $ 14.29
                                                                   -------
INVESTMENT OPERATIONS:
  Net investment loss(2)....................................          (.23)
  Net realized and unrealized gain on investments...........          5.01
                                                                   -------
  Total from investment operations..........................          4.78
                                                                   -------
DISTRIBUTIONS:
  From net investment income................................             0
  From net realized gains on investments....................             0
                                                                   -------
  Total distributions.......................................             0
                                                                   -------
  Net asset value, end of period............................       $ 19.07
                                                                   =======
    TOTAL RETURN(3).........................................         33.45%
RATIOS TO AVERAGE NET ASSETS:(4)
  Expenses..................................................          2.69%
  Net investment loss.......................................         (2.23)%
  Expenses prior to voluntary expense waiver
    And reimbursement.......................................          N.M.
SUPPLEMENTAL DATA:
  Net Assets, end of period.................................       $12,296
  Portfolio turnover rate...................................         87.47%

------------------------

1 Commencement of operations. Ratios have been annualized and total return has not been annualized.

2 Net investment loss per share was calculated using the average shares method.

3 Total Return represents the return that an investor would have earned (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions). It excludes the effect of a sales load.

4 The Chapman Co., the Fund's distributor, voluntarily agreed to waive the distribution fee during the first fiscal year of the Investor Shares. Chapman Capital Management, Inc.,(CCM), the Fund's investment advisor, voluntarily agreed to limit the advisory fee to an aggregate of .41% of the average daily net assets for the first fiscal year of the Fund. Additionally, CCM also voluntarily agreed to limit the total annual operating expenses of the Investor Shares, to 2.69% (exclusive of income, excise and other taxes and extraordinary expenses) of average daily net assets. Due to the relatively short period of operations, the gross expenses to average net assets has not been presented as it is deemed to be not meaningful.

                     OVERVIEW OF DEM MULTI-MANAGER STRATEGY

APPLICABLE TO:

DEM MULTI-MANAGER EQUITY FUND

DEM MULTI-MANAGER BOND FUND

    Under DEM Multi-Manager strategy, a fund's assets are managed by multiple sub-advisers selected by CCM, the fund's investment adviser. CCM aggressively recruits qualified sub-advisers that meet the DEM Profile, which includes those companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories; however, CCM and funds employing the DEM Multi-Manager strategy will not discriminate on the basis of race, gender or national origin in the selection of sub-advisers.

    The sub-advisors will not consider the DEM Profile in making investment decisions, so CCM does not expect securities of DEM Companies to constitute a large percentage of the portfolios of funds that employ the DEM Multi-Manager Strategy.

    CCM will track the performance of each of the sub-advisors and will have the discretion to allocate assets among the sub-advisors, identify and recommend new sub-advisors to the Board of Directors and to terminate existing sub-advisers. Each sub-advisor uses its own investment strategies to achieve a fund's investment objectives in accordance with such fund's investment restrictions. The primary objective of the DEM Multi-Manager strategy is to reduce portfolio volatility through multiple investment approaches, a strategy used by many institutional investors. The use of multiple investment approaches consistent with a fund's investment objective and policies is designed to mitigate the impact of a single sub-adviser's performance during a period in which such sub-adviser's approach is less successful. Although there may be some overlap of investment styles, each sub-advisor will pursue its approach independently of the other sub-advisors. Because the sub-advisors will act independently, the performance of other sub-advisors is expected to dampen the impact of any specific sub-advisor's relatively adverse results. Conversely, the successful results of a sub-advisor will be dampened by less successful results of the other sub-advisors. There can be no assurance that the expected advantages of the DEM Multi-Manager strategy will be realized.

    Each sub-advisor makes specific portfolio investments for that segment of the assets of the fund under its management in accordance with the fund's investment objectives and policies and the sub-advisor's investment approach and strategies.

    CCM will aggressively recruit sub-advisors that meet the DEM Profile; however, the fund will not discriminate on the basis of race, gender or national origin in the selection of sub-advisors. CCM applies the following criteria in the selection and retention of sub-advisors: (1) their historical performance records; (2) an investment approach that is distinct in relation to the approaches of each of the funds' other sub-advisors; (3) consistent performance in the context of the markets and preservation of capital in declining markets;
(4) organizational stability and reputation; (5) the quality and depth of investment personnel; and (6) the ability of the sub-advisor to apply its approach consistently. The sub-advisors selected may not necessarily exhibit all of these criteria to the same degree.

    CCM will allocate the Multi-Manager Funds' assets among the respective fund's sub-advisors. In its discretion, CCM may allocate as much as 100 percent or as little as 0 percent of a fund's assets to any one sub-advisor.

    CCM pays to each sub-advisor a monthly management fee from its own management fee.

                         DEM MULTI-MANAGER EQUITY FUND

    The following summarizes key features of the DEM Equity Fund.

INVESTMENT OBJECTIVE/GOAL

    The DEM Multi-Manager Equity Fund seeks long-term growth through capital appreciation by investment in companies deemed to possess strong growth characteristics.

PRINCIPAL INVESTMENT STRATEGY

    The fund invests pursuant to the DEM Multi-Manager strategy in common stocks of growth companies without limitation as to the market capitalization of portfolio companies.

PRINCIPAL RISKS- YOU MAY LOSE MONEY.

    INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS ASSOCIATED WITH AN INVESTMENT IN THE FUND. AN INVESTMENT IN THE FUND'S SHARES DOES NOT CONSTITUTE A COMPLETE INVESTMENT PROGRAM SINCE IT INVOLVES THE GREATER MARKET RISKS INHERENT IN SEEKING HIGHER RETURNS AND IS NOT RECOMMENDED FOR SHORT-TERM OR RISK AVERSE INVESTORS.

    MARKET RISK

    The DEM funds may experience market risk. Market risk is the risk that a particular stock in a fund's portfolio, the portfolio itself or securities in general may fall in value. Market value may be affected by a variety of factors including:

    - General stock market movements

    - Changes in the financial condition of an issuer or an industry

    - Changes in perceptions about an issuer or an industry

    - Interest rates and inflation

    - Governmental policies and litigation

    - Purchases and sales of securities by a fund

    GROWTH-ORIENTED INVESTING

    Because the fund will be invested in growth-oriented companies, the volatility of the fund may be higher than that of the U.S. equity market as a whole. Generally, companies with high relative rates of growth tend to reinvest more of their profits in the company and pay out less to stockholders in the form of current dividends. As a result, growth investors tend to receive most of their return in the form of capital appreciation. This tends to make growth company securities more volatile than the market as a whole. In addition, there can be no assurance that growth within a particular company will continue to occur. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Therefore you may lose money over short or even long periods.

    NON-DIVERSIFIED STATUS

    The fund is classified as non-diversified under the 1940 Act, which means that the fund is not limited by that Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the fund intends to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As non-diversified portfolios, the fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risks with respect to its portfolio securities.

    THERE ALSO EXIST PRINCIPAL RISKS THAT ARE COMMON TO ALL OF THE DEM FUNDS AND THAT ARE NOT LISTED HERE. PLEASE REFER TO "RISK FACTORS COMMON TO ALL FUNDS IN THIS PROSPECTUS."

PERFORMANCE INFORMATION

    The fund has not yet commenced operations so performance information is not yet available.

FEES AND EXPENSES

    The numbers in the table describe the fees and expenses that you may pay if you buy and hold shares in the fund.

                         DEM MULTI-MANAGER EQUITY FUND
                         ANNUAL FUND OPERATING EXPENSES

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price).............................    4.75%
Maximum Deferred Sales Charge (Load)........................     -0-%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and other Distributions...................................     -0-%
Redemption Fee(1)...........................................     -0-%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)(2)
  Management Fee............................................    1.25%
  Distribution (12b-1) Fee(3)...............................     .75%
  Other expenses(4).........................................    1.25%
Total Annual Fund Operating Expenses(4).....................    3.25%
Expense Reimbursement(3)....................................    (.25)%
Net Expenses................................................    3.00%

------------------------

1   The fund imposes a $9.00 charge only on redemptions by wire transfer.

2 The expenses and fees set forth in the table are estimates for the first full fiscal year of the fund and are expressed as a percentage of estimated average daily net assets during such period.

3 The Chapman Co., the fund's distributor, receives a fee for stockholder servicing and distribution services at an annual rate of up to a total of .75% (up to .25% stockholder service fee and .50% distribution fee) of the average daily net assets of the fund attributable to the Investor Shares offered by this Prospectus. The Chapman Co. has voluntarily limited such fee to an aggregate of .50% (up to .25% service fee and .25% distribution fee) of average daily net assets until at least

    October 31, 2000. However, there is no guarantee that The Chapman Co. will continue to voluntarily limit the amount of such fee beyond October 31, 2000.

4 Amount includes estimates of expenses for the first full fiscal year of the fund. CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Investor Shares offered by this Prospectus, to 3.00% of average daily net assets until at least December 31, 2009. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Investor Shares beyond December 31, 2009.

    Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE. This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same exclusive of any expense limitation. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year*.....................................................   $  764
3 Years*....................................................   $1,358

------------------------

* The Chapman Co. has voluntarily limited its fees for stockholder servicing and distribution services to an aggregate of .50% of average daily net assets of the fund attributable to the Investor Shares until at least October 31, 2000. CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund attributable to the Investor Shares to 3.00% of average daily net assets until at least December 31, 2009.

    THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                DEM MULTI-MANAGER EQUITY FUND INVESTMENT PROGRAM

    This section reviews the types of securities the fund may hold and the various kinds of investment practices that the fund may use in day-to-day portfolio management. The fund's investment program is subject to further restrictions and risks described in the Statement of Additional Information.

PRINCIPAL STRATEGY

    The fund invests pursuant to the DEM Multi-Manager strategy in common stocks of growth companies without limitation as to the market capitalization of portfolio companies.

    To achieve the fund's investment objectives, the sub-advisors invest in a wide variety of types of portfolio companies and seek to identify those companies that are positioned for growth. Among other factors, the sub-advisors consider a company's above average earnings growth, high potential profit margins, innovative products, high quality management, and competitive advantage in making investment decisions. The fund retains maximum flexibility as to the types of investments it may make and is permitted to invest in portfolio companies with large, mid, small and micro market capitalizations. Some of these investments may involve the purchase of securities directly from portfolio companies in initial or other public offerings of their securities.

    Under normal circumstances, the fund will invest at least 65% of the value of its total assets in equity securities; however, the fund retains the flexibility to respond promptly to changes in market conditions. Accordingly, during periods when the sub-advisors believe a temporary defensive posture in the market is warranted, the fund has reserved the right to invest a significant proportion or all of its assets in cash (U.S. dollars) and/or invest any portion or all of its assets in high quality short-term debt securities and money market instruments. The decision to adopt a temporary defensive posture may be affected by such factors as market conditions generally, the sub-advisors' views on the direction of movement of the stock prices of specific targeted portfolio companies and other related factors. It is impossible to predict when or for how long the Fund will employ defensive strategies, and to the extent it is so invested, the Fund may not achieve its investment objectives. The Fund will also invest in the instruments described above pending investment of the net proceeds of sales of its shares.

    While the fund intends to concentrate on publicly-traded securities, the fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include those securities that are illiquid because they have no readily available market or because they are restricted securities under Rule 144 of the Securities Act of 1933. The fund may also invest up to 10% of its assets in private venture capital funds, including United States limited partnerships or other investment funds that themselves invest in illiquid securities. This 10% investment limitation is part of the 15% investment limitation that applies to illiquid securities in general.

    Most of the fund's investments are in marketable common stocks or marketable securities convertible into common stock traded on an exchange or in the over-the-counter markets. To the extent the fund invests in companies with smaller market capitalizations, the securities of such companies may be traded in such over-the-counter markets as the OTC Bulletin Board and the Pink Sheets.

OTHER INVESTMENT PRACTICES

    BORROWING MONEY AND PLEDGING ASSETS

    The fund can borrow up to 33 1/3% of the value of total fund assets from banks to take advantage of investment opportunities and may pledge up to 33 1/3% of its total fund assets to secure such borrowings. The fund may purchase securities on margin up to the 33 1/3% limit on bank borrowings. The fund may also borrow an additional 5% of its total assets without regard to the 33 1/3% limitation for bank borrowings. The use of borrowings by the fund may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the fund will cause the net asset value of the fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case.

    OPTIONS

    Options (a type of potentially high risk derivative) give the fund the right (when the fund purchases the option), or the obligation (where the fund writes (sells) the option) to buy or sell an asset at a predetermined price in the future. A covered call option is a call option with respect to which the fund owns the underlying security. A put option is covered when, among other things, cash or liquid securities are placed in a segregated account with the fund's custodian to fulfill the obligation undertaken.

    The fund may buy or sell options with respect to securities that meet the fund's investment objectives, and the funds may write covered call and put option contracts with respect to such securities. The total market value of securities against which the fund writes call or put options may not exceed 15% of its net assets. The fund will not commit more than 15% of its total assets to premiums when purchasing call or put options.

    Options may not always be successful hedges and their prices can be highly volatile.

    SECURITIES LENDING/REPURCHASE AGREEMENTS

    The fund may use various investment techniques for hedging, risk management, and other investment purposes. These techniques may include, but are not limited to lending portfolio securities and entering into repurchase agreements. The fund may invest up to 20% of its assets for hedging or risk management purposes or when, in the fund's opinion, such techniques can be expected to yield a higher investment return than other investment options.

                   DEM MULTI-MANAGER EQUITY FUND SUB-ADVISORS

    The current sub-advisors of the DEM Multi-Manager Equity Fund are as follows:

       Charter Financial Group, Inc.
       1401 I Street, N.W., Suite 505
       Washington, D.C. 20005

    Charter Financial Group, Inc. was founded in 1995 and has approximately $120 million in assets under management as of December 31, 1999. The firm specializes in large-cap equity management with an investment philosophy of growth at a reasonable price. Susan Stewart and Thomas King are responsible for the day-to-day management of the funds' assets assigned to Charter Financial. Ms. Stewart is Chairman and President of Charter Financial and in the fourteen years prior to co-founding Charter Financial, she was a stockbroker with Merrill Lynch and Shearson Lehman Brothers and a Vice President with NationsBank and First Union Bank. Mr. King is Chief Investment Officer of Charter Financial and prior to co-founding the firm, he was an institutional portfolio manager with the Chase Manhattan Bank, PNC Bank, and First Union Bank. Mr. King is a Chartered Financial Analyst.

       CIC Asset Management, Inc.
       633 W. 5th Street, Suite 1180
       Los Angeles, CA 90071

    CIC Asset Management, Inc. was founded in 1989 and has approximately $341 million in assets under management as of December 31, 1999. The firm specializes in managing large-cap equity portfolios. Day-to-day management of the funds' assets assigned to CIC Asset Management is the responsibility of the firm's investment committee.

       Diaz-Verson Capital Investments, Inc.
       1200 Brookstone Centre Parkway
       Suite 105
       Columbus, GA 31909

    Diaz-Verson Capital Investments, Inc. was founded in 1991 and has approximately $256.1 million in assets under management as of December 31, 1999. The firm follows a value investing approach in the management of its individual and institutional equity portfolios. Day-to-day management of the funds' assets assigned to Diaz-Verson Capital is the responsibility of the firm's investment committee.

       EverGreen Capital Management
       10707 Pacific Street, Suite 201
       Omaha, NE 68114

    EverGreen Capital Management, Inc. was founded in 1989 and has approximately $50.0 million in assets under management as of December 31, 1999. The firm specializes in the management of institutional tax-exempt assets. Michael L. Green and Gary A. Barohn are responsible for the day-to-day management of the funds' assets assigned to EverGreen. Mr. Green is President and Chief Investment Officer and is the firm's portfolio manager. Mr. Green has 20 years experience in the financial services industry. Mr. Barohn is Senior Vice President and Director of Research of EverGreen. Mr. Barohn has 12 years experience in the financial services industry and is a Chartered Financial Analyst.

       GLOBALT, Inc.
       3060 Peachtree Road, NW
       One Buckhead Plaza, Suite 225
       Atlanta, GA 30305

    GLOBALT, Inc. was founded in 1990 and has approximately $2.1 billion in assets under management as of December 31, 1999. The firm invests exclusively in diversified portfolios of globally competitive U.S. companies. The day-to-day management of the funds' assets assigned to GLOBALT is the responsibility of the firm's investment committee.

       John Hsu Capital Group, Inc.
       767 Third Avenue, 18th Floor
       New York, NY 10017

    John Hsu Capital Group, Inc. was founded in 1991 and has approximately $415.5 million in assets under management as of December 31, 1999. The firm focuses on large capitalization companies utilizing a global, top-down growth/value approach. John Hsu Capital Group provides investment management services for domestic equity, global international equity, and domestic fixed income portfolios. John Hsu is Chairman and Chief Investment Officer and is responsible for the day-to-day management of the funds' assets assigned to the firm.

       The Kenwood Group, Inc.
       10 South LaSalle Street, Suite 3610
       Chicago, IL 60610

    The Kenwood Group, Inc. was founded in 1989 and has approximately $407 million in assets under management as of December 31, 1999. The firm employs a contrarian approach to its investment strategy. Day-to-day management of the funds' assets assigned to The Kenwood Group is the responsibility of the firm's investment committee.

       Union Heritage Capital Management, Inc.
       1642 First National Building
       Detroit, MI 48226

    Union Heritage Capital Management, Inc. was founded in 1990 and has approximately $85 million in assets under management as of December 31, 1999. The firm is a fixed income and equity investment advisor to corporate and public pension funds, trusts and estates. Derek T. Batts, James L. Bashaw, and Eric L. Small are responsible for the day-to-day management of the funds' assets assigned to Union Heritage. Mr. Batts is President and has served as the firms' portfolio manager since 1992. He also sits on the firm's investment committee. Mr. Bashaw is Director of Research of Union Heritage and has served on the firm's investment committee for the last eight years. Mr. Small is Vice President of Union Heritage and has served on the firm's investment committee for the last five years.

       Valenzuela Capital Partners, LLC
       1270 Avenue of the Americas, Suite 508
       New York, NY 10020

    Valenzuela Capital Partners LLC was founded in 1989 and has approximately $1.9 billion in assets under management as of December 31, 1999. The firm employs quantitative and qualitative analyses to identify stocks with the potential for significant appreciation over a three year period. Day-to-day management of the funds' assets assigned to Valenzuela Capital is the responsibility of the firm's investment committee.

       Zevenbergen Capital, Inc.
       601 Union Street, Suite 2434
       Seattle, WA 98101

    Zevenbergen Capital was founded in 1987 and has approximately $2.5 billion in assets under management as of December 31, 1999. The firm employs a fundamental, bottom-up approach, investing primarily in domestic growth companies. Nancy Zevenbergen and Brooke de Boutray are responsible for the day-to-day management of the funds' assets assigned to Zevenbergen Capital. Ms. Zevenbergen is President and oversees the firm's investment policy and portfolio management decisions. She is a Chartered Financial Analyst and has 13 years of investment experience. Ms. de Boutray is Vice President of Zevenbergen Capital and defines the investment policy in addition to selecting the firm's equity holdings. Ms. de Boutray is a Chartered Financial Analyst and has seven years of investment experience.

                          DEM MULTI-MANAGER BOND FUND

    The following summarizes key features of the DEM Multi-Manager Bond Fund.

INVESTMENT OBJECTIVE/GOAL

    The DEM Multi-Manager Bond Fund's investment portfolio will seek high current income with the potential for capital appreciation through investment in income securities such as preferred stock, bonds, debentures, notes mortgages, asset-backed securities and other similar securities.

PRINCIPAL INVESTMENT STRATEGY

    The fund invests pursuant to the DEM Multi-Manager strategy in debt securities without regard to the capitalization of the issuers thereof.

PRINCIPAL RISKS- YOU MAY LOSE MONEY.

    As with any fixed income mutual fund, the value of your investment will fluctuate in response to price movements in the bond market. Therefore you may lose money. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. The principal sources of risk for the fund are as follows:

    - INTEREST RATE RISK -- The decline in bond prices that usually accompanies a rise in interest rates. Longer maturity bonds typically suffer greater declines than those with shorter maturities.

    - CREDIT RISK -- The chance that a portfolio security could have its credit rating downgraded (due to such factors as changes in the issuer's financial situation) or that a bond issuer will default (the failure of an issuer to make timely payments of interest or principal), potentially reducing the fund's income level and share price. High quality bonds such as Treasury bonds and investment grade bonds have less credit risk than high-yield bonds (securities rated in the lower rating categories of recognized statistical rating agencies, such as securities rated "CCC" or lower by S&P or "Caa" or lower by Moody's or non-rated securities of comparable quality). High yield bonds are speculative since their issuers are more vulnerable to financial setbacks and recession than more credit worthy companies and are often referred to in the financial press as "junk bonds." BBB-rated bonds (and especially split-rated ones) may have speculative elements as well. High-yield bond issuers include small companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, and firms with heavy debt loads. The fund's credit risk is greater than that of a Treasury fund or one with all high-quality bonds, but less than a fund focusing entirely on high-yield bonds.

    - PREPAYMENT RISK -- Asset-backed securities may be subject to prepayment risk. Prepayment risk occurs when the issuer of a security can prepay principal prior to the security's maturity. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security may be difficult to predict and result in greater volatility.

    - NON-DIVERSIFIED STATUS -- The fund is classified as non-diversified under the 1940 Act, which means that the fund is not limited by that Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the fund intends to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As non-diversified portfolios, the fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risks with respect to its portfolio securities.

    THERE ALSO EXIST PRINCIPAL RISKS THAT ARE COMMON TO ALL OF THE DEM FUNDS AND THAT ARE NOT LISTED HERE. PLEASE REFER TO "RISK FACTORS COMMON TO ALL FUNDS IN THIS PROSPECTUS."

PERFORMANCE INFORMATION

    The fund has not yet commenced operations so performance information is not yet available.

FEES AND EXPENSES

    The numbers in the table describe the fees and expenses that you may pay if you buy and hold shares in the fund.

                          DEM MULTI-MANAGER BOND FUND
                         ANNUAL FUND OPERATING EXPENSES

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price).............................    4.75%
Maximum Deferred Sales Charge (Load)........................     -0-%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and other Distributions...................................     -0-%
Redemption Fee(1)...........................................     -0-%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)(2)
  Management Fee............................................    1.25%
  Distribution (12b-1) Fee(3)...............................     .75%
  Other expenses(4).........................................    1.25%
Total Annual Fund Operating Expenses(4).....................    3.25%
Expense Reimbursement(4)....................................    (.25)%
Net Expenses................................................    3.00%

------------------------

1   The fund imposes a $9.00 charge only on redemptions by wire transfer.

2 The expenses and fees set forth in the table are estimates for the first full fiscal year of the fund and are expressed as a percentage of estimated average daily net assets during such period.

3 The Chapman Co., the fund's distributor, receives a fee for stockholder servicing and distribution services at an annual rate of up to a total of .75% (up to .25% stockholder service fee and .50% distribution fee) of the average daily net assets of the fund attributable to the Investor Shares offered by this Prospectus. The Chapman Co. has voluntarily limited such fee to an aggregate of .50% (up to .25% service fee and .25% distribution fee) of average daily assets until at least October 31, 2000. However, there is no guarantee that The Chapman Co. will continue to voluntarily limit the amount of such fee beyond October 31, 2000.

4 Amount includes estimates of expenses for the first full fiscal year of the fund. CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Investor Shares offered by this Prospectus, to 3.00% of average daily net assets until at least December 31, 2009. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Investor Shares beyond December 31, 2009.

    Because of the 12b-1 fee, long-term stockholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE. This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same exclusive of any expense limitation. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year*.....................................................   $  764
3 Years*....................................................   $1,358

------------------------

* The Chapman Co. has voluntarily limited its fees for stockholder servicing and distribution services to an aggregate of .50% of average daily net assets of the fund attributable to the Investor Shares until at least October 31, 2000. CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund attributable to the Investor Shares to 3.00% of average daily net assets until at least December 31, 2009.

    THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                 DEM MULTI-MANAGER BOND FUND INVESTMENT PROGRAM

    This section reviews the types of securities the fund may hold and the various kinds of investment practices that the fund may use in day-to-day portfolio management. The fund's investment program is subject to further restrictions and risks described in the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGY

    The fund invests pursuant to the DEM Multi-Manager strategy in debt securities without regard to the capitalization of the issuers thereof.

    DEBT SECURITIES

    The fund's portfolio will have no maturity restrictions and the average portfolio maturity will be in the judgment of the fund's sub-advisors. The fund may invest up to 35% of its net assets in lower grade fixed income securities commonly referred to as "junk bonds" which involve a high degree of risk and are predominantly speculative. To a limited extent, the fund may also invest in equity securities.

    Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

    U.S. Government Securities are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities such as those issued by the Federal Farm Credit Banks Funding Corporation are supported only by the credit of the entity that issued them.

    Asset-Backed Securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, these securities may be subject to prepayment risk. Prepayment risk occurs when the issuer of a security can prepay principal prior to the security's maturity. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security may be difficult to predict and result in greater volatility.

    Mortgage securities include interests in pools of commercial or residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. Government or by private entities. The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their prices highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk.

    Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury. Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings.

    Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real-estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

    EQUITY SECURITIES

    Equity securities may include common stocks, preferred stocks, convertible securities and warrants. Common stocks, the most familiar type of equity security, represent an ownership interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a portfolio company's financial condition and on overall market and economic conditions. The prices of smaller capitalization companies are especially sensitive to these factors.

OTHER INVESTMENT PRACTICES

    BORROWING MONEY AND PLEDGING ASSETS

    The fund can borrow up to 33 1/3% of the value of total fund assets from banks to take advantage of investment opportunities and may pledge up to 33 1/3% of its total fund assets to secure such borrowings. The fund may purchase securities on margin up to the 33 1/3% limit on bank borrowings. The fund may also borrow an additional 5% of its total assets without regard to the 33 1/3% limitation for bank borrowings. The use of borrowings by the fund may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the fund will cause the net asset value of the fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case.

    OPTIONS

    Options (a type of potentially high risk derivative) give the fund the right (when the fund purchases the option), or the obligation (where the fund writes (sells) the option) to buy or sell an asset at a predetermined price in the future. A covered call option is a call option with respect to which the fund owns the underlying security. A put option is covered when, among other things, cash or liquid securities are placed in a segregated account with the fund's custodian to fulfill the obligation undertaken.

    The fund may buy or sell options with respect to securities that meet the fund's investment objectives, and the funds may write covered call and put option contracts with respect to such securities. The total market value of securities against which the fund writes call or put options may not exceed 15% of its net assets. The fund will not commit more than 15% of its total assets to premiums when purchasing call or put options.

    Options may not always be successful hedges and their prices can be highly volatile.

    SECURITIES LENDING/REPURCHASE AGREEMENTS

    The fund may use various investment techniques for hedging, risk management, and other investment purposes. These techniques may include, but are not limited to lending portfolio securities and entering into repurchase agreements. The fund may invest up to 20% of its assets for hedging or risk management purposes or when, in the fund's opinion, such techniques can be expected to yield a higher investment return than other investment options.

PORTFOLIO TURNOVER

    The fund generally purchases securities with the intention of holding them for investment; however, when market conditions or other circumstances warrant, the fund may purchase and sell securities without regard to the length of time held. Due to the nature of the fund's investment program, the fund's portfolio turnover rate may exceed 100%. Although the fund cannot accurately predict its turnover rate for future years, it anticipates that its annual portfolio turnover will not exceed

200%. A high turnover rate may increase transaction costs and result in additional taxable gains which will adversely affect the fund's performance.

                    DEM MULTI-MANAGER BOND FUND SUB-ADVISORS

    The current sub-advisors of the DEM Multi-Manager Bond Fund are as follows:

       Hughes Capital Management, Inc.
       315 Cameron Street
       Alexandria, VA 22314

    Hughes Capital Management, Inc. was founded as a fixed income investment advisor in August 1993. The firm is dedicated exclusively to providing fixed income portfolio management and advisory services to private sector and public funds. Hughes has approximately $769 million in assets under management as of December 31, 1999. The portfolio managers assigned to the fund are Frankie D. Hughes, principal and Chief Investment Officer, who has over 18 years professional investment experience and Charles L. Curry, Jr., Portfolio Manager, who has 10 years of professional investment experience. Prior to forming Hughes Capital Management, Inc. in 1993, Ms. Hughes was Director of Asset Management and a member of the Investment Policy Committee for WR Lazard & Co. Prior to joining Hughes in April 1998, Mr. Curry was a member of a five-person investment team that managed a $5 billion total return bond portfolio at Sovran Capital Management, a wholly-owned subsidiary of NationsBank.

       MDL Capital Management, Inc.
       225 Ross Street, 3(rd) Floor
       Pittsburgh, PA 15219

    MDL Capital Management, Inc. was founded as a fixed income investment advisor in 1993 and has approximately $1.6 billion in assets under management as of December 31, 1999. MDL uses a disciplined team approach to actively manage its portfolios. Day to day management of the fund's assets assigned to MDL is the responsibility of MDL's investment committee.

       NCM Capital Management Group, Inc.
       103 W. Main Street, Suite 400
       Durham, NC 27701-3638

    NCM Capital Management Group, Inc. was founded in 1986, has been a fixed income investment advisor since 1987 and has approximately $5.7 billion in assets under management as of December 31, 1999. NCM provides equity, fixed income and balanced portfolio management services to over sixty-five clients representing all sectors of the institutional investment management industry, including acting as sub-advisor to investment companies registered under the Investment Company Act of 1940. The portfolio manager assigned to the fund is Paul Van Kampen, NCM's Director of Fixed Income, who has over four years experience with NCM Capital Management in providing fixed income investment advice. Prior to joining NCM, Mr. Van Kampen was Executive Director of Aon Advisors, Inc. for eight years.

       Seix Investment Advisors, Inc.
       388 Market Street, Suite 500
       San Francisco, CA 94111

    Seix Investment Advisors, Inc. was founded as a fixed income investment advisor in 1992 and has approximately $5.2 billion in assets under management as of December 31, 1999. Seix is an opportunistic, bottom-up, value manager that invests in the U.S. fixed income market. Day to day management of the fund's assets assigned to Seix is the responsibility of Seix 's investment committee.

                    RISK FACTORS APPLICABLE TO ALL DEM FUNDS

    In addition to the risks discussed in the description of each fund, the following risk factors are common to all of the DEM Funds:

OPTIONS RISK

    Each of the DEM Funds may invest up to 15% of its total assets, represented by the premium paid, in the purchase of options in respect of specific securities in which such fund may invest. The principal reason for writing options is to realize, through the receipt of premiums, a greater return then would be realized on portfolio securities alone. The use of options involves certain investment risks and transaction costs. These risks include: dependence on the ability of CCM and sub-advisors, in the case of the DEM Multi-Manager Funds, to predict movements in the prices of individual securities (except DEM Index Fund), fluctuations in the securities markets in general and movements in interest rates; imperfect correlation between movements in the price of options and movements in the price of the security or securities hedged or used for cover; the fact that skills and techniques needed to trade options are different from those needed to select securities in which the funds invest; and lack of assurance that a liquid secondary market will exist for any particular option at any particular time.

DERIVATIVE RISK

    The funds may hold derivative securities to hedge or enhance a particular type of exposure, such as to rising or falling interest rates. Since some derivatives are unusually volatile, a small position can cause a significant loss.

LEVERAGE RISK

    The funds may borrow to invest in additional securities. The use of borrowings may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the funds borrow or otherwise use leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the funds will cause the net asset value of the funds' shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the funds, the net asset value of the funds' shares will decrease faster than would otherwise be the case. To reduce these risks, with the exception of the DEM Index Fund, each of the funds will limit its borrowings to 33 1/3% of the value of such fund's total assets. If any of the funds' asset coverage for borrowings falls below 300%, the fund will take prompt action to reduce its borrowings. The DEM Index Fund will limit its borrowings to 5% of the value of its total assets. Each fund may also borrow an additional 5% of its total assets without regard to the limitation for bank borrowings.

LIQUIDITY RISK

    NOT APPLICABLE TO DEM INDEX FUND

    Because, with the exception of the DEM Index Fund, each fund is permitted to invest up to 15% of its net assets in illiquid securities, the funds are also subject to liquidity risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time and price that the fund would like. Illiquid Securities include securities which have not been registered under the Securities Act, sometimes referred to as private placements, and are purchased directly from the issuer or in the secondary market. Illiquid Securities may involve a high degree of business and financial risk and may result in substantial losses. These securities are less liquid than publicly traded securities, and the fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Therefore the fund may have to accept a lower price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management and performance.

POTENTIAL CONFLICT OF INTEREST

    The funds may utilize the funds' distributor, The Chapman Co., a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the NASD, and broker-dealer affiliates of sub-advisors of the DEM Multi-Manager Funds in connection with the purchase or sale of portfolio securities in certain circumstances. CCM is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Mr. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of The Chapman Funds, Inc., is also the President and Chairman of the Board of Directors of CCM and Chapman Capital Management Holdings, Inc. The Chapman Co. is a wholly-owned subsidiary of Chapman Holdings, Inc. Mr. Nathan A. Chapman, Jr. is also the President and Chairman of the Board of Directors of The Chapman Co. and Chapman Holdings, Inc. Mr. Chapman owns a majority of the outstanding voting securities of each of Chapman Capital Management Holdings, Inc. and Chapman Holdings, Inc. Accordingly, these relationships represent a potential conflict of interest with respect to commissions and other fees on brokerage transactions conducted on the funds' behalf by The Chapman Co. Similar potential conflicts of interest may arise with respect to the use of affiliates of sub-advisors for the purchase or sale of portfolio securities. The Board of Directors has adopted procedures in compliance with the 1940 Act to address such potential conflicts. Furthermore, at least 40% of the members of Board of Directors of The Chapman Funds, Inc. must be disinterested under the 1940 Act.

THE YEAR 2000 PROCESSING ISSUE

    Many computer programs use two digits rather than four to identify the year. Unless adapted, these programs will not correctly handle the change from "99" to "00" during the Year 2000 and will not be able to perform necessary functions. The Year 2000 issue affects virtually all companies and organizations, including mutual funds and their investment advisors.

    CCM has taken steps to insure that its major computer systems are capable of Year 2000 processing, including assessing, testing, and modifying its own systems and confirming that its and the funds' service providers are Year 2000 compliant. CCM has also prepared a contingency plan intended to ensure that third party noncompliance will not materially affect its operations or the funds.

    Companies, organizations, governmental entities and markets in which the funds invest will be affected by the Year 2000 issue, but at this time, we cannot predict the degree of impact. To the extent the effect is negative, the funds' returns could be adversely affected.

                                  YOUR ACCOUNT

PURCHASING SHARES

    You may purchase shares of the funds by mail, by telephone, by bank wire, by automatic investment from your bank account or through your broker-dealer or bank. The funds require a minimum initial investment of $25, and minimum subsequent investments of $25. Each fund reserves the right to vary its initial investment minimum and minimums for subsequent investments at any time.

    In addition, you may also purchase shares by exchanging shares of one DEM fund for shares in other DEM funds if the exchange is to an existing account and both accounts are registered in the same name. Exchanges are subject to the $25 minimum investment.

BY MAIL

    To make an initial investment, send your application for the appropriate fund and check to:

       --------------------- Investor Shares (Insert appropriate fund name) c/o PFPC, Inc.
       211 S. Gulph Road
       P.O. Box 61767
       King of Prussia, PA 19406

       DEM Equity Fund Investor Shares
       DEM Index Fund Investor Shares
       DEM Multi-Manager Equity Fund Investor Shares
       DEM Multi-Manager Bond Fund Investor Shares

    To make a subsequent investment in an existing account, send the stub from your account statement and your check to:

       PFPC, Inc.
       211 S. Gulph Road
       P.O. Box 61767
       King of Prussia, PA 19406

BY WIRE

    To make a same day wire investment, call (800) 441-6580 by 12 noon (Eastern
Time).

    The following information will be required to open an account:

    - Name and address for account registration

    - Tax identification number

    - Amount of wire transfer

    - Name of bank

    Call your bank with instructions to transmit funds to:

       Boston Safe Deposit & Trust
       ABA# 011001234
       Credit: (Insert name of Fund)
       Account #: 000795
       FBO: (Insert shareholder name and account number)

    Your bank may charge a wire fee.

    To open a new account, you should mail your completed application to The Chapman Funds, Inc.

BY AUTOMATIC INVESTMENT

    You may purchase shares of the funds through our "Automatic Investment Option" by completing the "Automatic Investment Option" section of the investment application. The Automatic Investment Option provides a convenient method by which investors may have monies deducted directly from their checking, savings, or bank money market accounts for investment in the funds. The minimum investment is $25 per month. We will debit the account designated in the specified amount, on the date indicated, and you will receive fund shares credited to your account. You may only designate an account maintained at a domestic financial institution which is an Automated Clearing House member for the Automatic Investment Option. The funds may alter, modify or terminate this Plan at any time.

THROUGH A BROKER-DEALER, BANK OR BANK AND TRUST DEPARTMENT

    To have a broker-dealer, bank or bank and trust department initiate a purchase of shares of a fund, complete the "Investment Dealer Information" section of the investment application. You may purchase investor shares of the DEM Equity Fund under the ticker symbol "DEMEX" through a brokerage account.

    A fund may accept telephone orders from broker-dealers or service organizations that it has previously approved.

    Your broker-dealer, bank or bank and trust department may charge you a fee for this service.

BY EXCHANGE

    To request an exchange of shares of one fund into shares of another fund offered by The Chapman Funds, Inc. call (800) 441-6580 or send a written request to:

       --------------------- Investor Shares (Insert appropriate fund name) c/o PFPC, Inc.
       211 S. Gulph Road
       P.O. Box 61767
       King of Prussia, PA 19406

       DEM Index Fund Investor Shares
       DEM Multi-Manager Equity Fund Investor Shares
       DEM Equity Fund Investor Shares
       DEM Multi-Manager Bond Fund Investor Shares

    NOTE: AN EXCHANGE MUST BE MADE BY MAIL IF A NEW ACCOUNT MUST BE OPENED OR THE ACCOUNTS ARE NOT IDENTICALLY REGISTERED.

IMPORTANT INFORMATION ABOUT EXCHANGE PRIVILEGES

    - If you exchange shares of one fund for shares of another fund by telephone, we will register the new shares in the same manner as the shares for which they were exchanged.

    - A fund may change or cancel exchange policies at any time, upon 60 days' notice to stockholders and can terminate the telephone exchange privilege at any time.

    - An exchange of shares is treated like a sale of those shares; therefore you may realize capital gain or loss for federal income tax purposes when shares are exchanged.

    - Exchanges will be required to meet the minimum initial investment requirement of each fund.

HOW SALES CHARGES ARE CALCULATED

    Sales charges on purchases of shares of a fund are calculated as follows:

                                                                        TOTAL SALES LOAD
                                                              ------------------------------------
                                                                                        DEALER'S
                                                                                       REALLOWANCE
                                                              AS A % OF   AS A % OF     AS A % OF
                                                              OFFERING       YOUR       OFFERING
AMOUNT OF TRANSACTION                                           PRICE     INVESTMENT      PRICE
---------------------                                         ---------   ----------   -----------
Less than $50,000...........................................    4.75%        4.97%         4.25%
$50,000 to $99,999.99.......................................    4.25%        4.46%         3.75%
$100,000 to $249,999.99.....................................    3.75%        3.88%         3.25%
$250,000 to $499,999.99.....................................    3.25%        3.38%         3.00%
$500,000 to $749,999.99.....................................    2.75%        2.81%         2.50%
$750,000 to $999,999.99.....................................    2.25%        2.32%         2.00%
$1,000,000 and above........................................    1.25%        1.28%         1.00%

    The sales charge schedule applies to single purchases and to purchases made under a letter of intent and pursuant to the rights of accumulation, both of which are described below. The funds' distributor, The Chapman Co., will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with The Chapman Co. The Chapman Co. may change these dealer concessions from time to time, as well as offer incentives to dealers allowing such dealers to retain an additional portion of the sales load.

SALES CHARGE REDUCTIONS

    There are two ways you can combine multiple purchases of shares of one of the funds to take advantage of the breakpoints in the sales charge schedule.

    - RIGHT OF ACCUMULATION--lets you add the value of any shares you already own to the amount of your next investment for purposes of calculating the sales charge. You must notify the fund's transfer agent at the time of purchase to qualify for reduced sales loads.

    - LETTER OF INTENT--lets you purchase shares of the funds over a 13-month period and receive the same sales charge as if all the shares of each fund had been purchased at once. A minimum initial purchase of $5,000 of a single fund is required.

    To use either of these methods, contact PFPC, Inc. (the funds' transfer agent; "PFPC").

    The funds have adopted a plan under rule 12b-1 of the Investment Company Act of 1940 pursuant to which the funds pay The Chapman Co. a stockholder service fee and a distribution fee to cover the sale of its shares and for services provided to stockholders. The 12b-1 fees paid by the funds are detailed in the Fund Expenses sections of this prospectus.

    Because these fees are paid out of the funds' assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

REDEEMING SHARES

    You may redeem your shares at any time by mail, by telephone or by wiring instructions (which must include the stockholder's name and account number.)

    You may also redeem your shares through certain brokers, financial institutions or service organizations, banks and bank and trust departments. These third parties may charge you a transaction fee or other fee for their services at the time of redemption.

    HOW YOU CAN RECEIVE PROCEEDS FROM A REDEMPTION

    If PFPC receives your request by 4 p.m. (Eastern Time) in correct form, proceeds are usually sent within one business day. Proceeds can be sent to you by mail or by wire. There is a $9.00 charge for redemptions by wire, which will be deducted from your redemption proceeds.

    Under certain circumstances and when deemed by a fund to be in its best interest, PFPC may not send you your proceeds for up to seven days after they receive your sale or exchange request.

    If you redeem shares that you just purchased and paid for by check, PFPC will process your redemption request but will generally delay sending you the proceeds for up to 15 days to allow the check to clear. This hold does not apply to certified and cashier's checks.

    REDEMPTIONS OVER $250,000

    Large sales can adversely affect the ability of a fund to implement its investment strategies by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem more than $250,000, or your sale amounts to more than 1% of net assets, in any one fund, the affected fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from such fund's portfolio.

KEEPING YOUR ACCOUNT OPEN

    Due to the relatively high cost to the funds of maintaining small accounts, we ask you to maintain an account balance of at least $25. If your account balance is below $25, we have the right to close your account after giving you 60 days in which to increase your balance.

HOW AND WHEN SHARES ARE PRICED

    The share price (also called "net asset value" or "NAV") for each fund is generally calculated at 4 p.m. (Eastern Time) each day the New York Stock Exchange is open for business. To calculate the NAV of the investor shares, the investor shares' pro rata share of fund assets is valued and totaled, the investor shares' pro rata share of fund liabilities is subtracted, and the balance, called net assets, is divided by the number of investor shares outstanding. In general, the funds' assets are valued at their market price.

HOW YOUR PURCHASE OR REDEMPTION PRICE IS DETERMINED

    If PFPC receives your request to purchase, redeem or exchange shares in a fund in the correct form by 4 p.m. (Eastern Time) we will price your transaction at that day's NAV. If PFPC receives your request after 4 p.m., we will price your transaction at the next business day's NAV.

    NOTE: THE TIME AT WHICH TRANSACTIONS AND SHARES ARE PRICED AND THE TIME UNTIL WHICH ORDERS ARE ACCEPTED MAY BE CHANGED IN CASE OF AN EMERGENCY OR IF THE NEW YORK STOCK EXCHANGE CLOSES AT A TIME OTHER THAN 4 P.M.

                            DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

    Dividend distributions are reinvested in additional fund shares in your account unless you select another option on your investment application. The advantage of reinvesting distributions arises from compounding, that is, you receive income dividends and capital gain distributions on a rising number of shares.

    - Each of the funds calculates its dividends, if any, from net investment income. Net investment income includes interest accrued and dividends earned on the fund's portfolio securities for the applicable period less applicable expenses.

    - (NOT APPLICABLE TO DEM MULTI-MANAGER BOND FUND) Each fund declares dividends, if any, from its investment income quarterly.

    - (APPLICABLE ONLY TO DEM MULTI-MANAGER BOND FUND) The fund declares dividends from net investment income daily to stockholders of record as of 12 noon (Eastern Time) on that day. The fund will also credit stockholders with a dividend on the business day on which a purchase order for the shares is effective, provided that you notify the fund of your intention to invest by 12 noon and the fund receives a wire payment by 4 p.m.

    - Each fund distributes net realized capital gains annually unless such capital gains are used to offset losses carried forward from prior years, in which case no such capital gains will be distributed.

    - Fund shares will earn dividends through the date of redemption.

TAX INFORMATION

    You need to be aware of the possible tax consequences when:

    - You redeem fund shares, including an exchange from one fund to another.

    - The fund makes a distribution to your account.

    TAXES ON REDEMPTIONS

    When you redeem shares in one of the funds, you may realize a gain or loss. An exchange from the fund to another fund is still a redemption for tax purposes.

    After the end of the tax year, we will send you a Form 1099-B for each fund in which you owned shares during the year indicating the date and amount of each redemption made in the fund during the prior year. We will also report this information to the IRS.

    TAXES ON DISTRIBUTIONS

    Distributions are taxable whether reinvested in additional shares or received in cash. Dividends from a fund's long-term capital gains may qualify as capital gains and may be taxed at preferential income tax rates. Dividends from other sources are generally taxed as ordinary income.

    After the end of the tax year, we will send you a Form 1099-DIV for each fund in which you owned shares during the year indicating the tax status of any dividend and capital gain distributions made to you. We will also report this information to the IRS. Distributions made by a fund are generally taxable to you for the year in which they were paid. Certain dividends paid in January, however, may be taxable as if they had been paid in the previous December.

                                   MANAGEMENT

THE INVESTMENT ADVISOR

    Chapman Capital Management, Inc., CCM, serves as the investment advisor to each of the funds pursuant to a separate advisory and administrative services agreement with each fund. CCM was established in 1988 and is located at the World Trade Center - Baltimore, Suite 2800, 401 East Pratt Street, Baltimore, Maryland 21202.

    CCM has been an investment advisor since 1988. CCM served as the investment advisor of DEM, Inc., a closed-end company that invested in DEM securities from 1995 until its dissolution in 1998, and currently serves as the investment advisor for The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund, in addition to the four funds described in this prospectus. The Chapman Institutional Cash Management Fund is not currently active. In addition, CCM serves as portfolio manager to a private fund and private accounts. As of December 31, 1999, CCM had approximately $771 million in assets under management.

    CCM provides investment advice to the funds and, in general, conducts the management and investment programs of the funds in accordance with each fund's investment objectives, policies and restrictions.

THE MANAGEMENT FEE

    Each of the funds pays CCM an annual advisory fee and administration fee, based on the following percentages of the fund's average daily net assets:

                                                        ADVISORY   ADMINISTRATION
                                                        --------   --------------
DEM Equity Fund.......................................     .90%          .15%
DEM Index Fund........................................     .90%          .15%
DEM Multi-Manager Equity Fund.........................    1.25%          .15%
DEM Multi-Manager Bond Fund...........................    1.25%          .15%

PORTFOLIO MANAGEMENT

    Nathan A. Chapman, Jr. has been the president of CCM since 1988 and is primarily responsible for the management of the funds' assets and, with respect to the DEM Multi-Manager Funds, the selection and supervision of sub-advisors.

    Mr. Chapman has served as President and Chairman of the Board of Directors of The Chapman Funds, Inc. since its organization in 1988. In addition, Mr. Chapman founded The Chapman Co., the funds' distributor, in 1987 and has been its President since its inception. The Chapman Co. is a full-service brokerage and investment banking firm. As Mr. Chapman is the president of a brokerage and investment banking firm, he does not devote his full time to the management of the funds' portfolios.

DISTRIBUTION

    The Chapman Co., an affiliated broker-dealer of CCM and the funds, distributes (sells) shares of all of the DEM funds.

BROKERAGE

    In placing portfolio trades, CCM may use The Chapman Co. and, with respect to the DEM Multi-Manager Funds, the sub-advisors may use broker dealers with whom they are affiliated, but only when the CCM or the respective sub-advisor believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

STOCKHOLDER SERVICES

    PFPC serves as the funds' transfer and dividend paying agent and accounting agent and provides shareholder services, including record-keeping, and statements, distribution of dividends and processing of purchase and redemption requests. Stockholder inquiries should be addressed to:

                                   PFPC, Inc.
                               211 S. Gulph Road
                                 P.O. Box 61767
                           King of Prussia, PA 19406
                                 (800) 441-6580

CUSTODIAN

    UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as the custodian for the funds' portfolio securities.

                                                                      APPENDIX A
  DEM INDEX

COMPONENT SECURITIES

TICKER  NAME
------  ----
ALSI    ADVANTAGE LEARNING SYS INC
ADVS    ADVENT SOFTWARE INC
ALSC    ALLIANCE SEMICONDUCTOR CORP
ATGN    ALTIGEN COMMUNICATIONS INC
AWK     AMERICAN WATER WORKS INC
AMKR    AMKOR TECHNOLOGY INC
APAT    APA OPTICS INC
APNT    APPNET INC
ARSC    ARIS CORP/WA
ASDV    ASPECT DEVELOPMENT INC
CGO     ATLAS AIR INC
ADSK    AUTODESK INC
AVNT    AVANT CORP
BVSN    BROADVISION INC
CATY    CATHAY BANCORP
CBSI    COMPLETE BUSINESS SOLUTIONS
CYSV    CYSIVE INC
DK      DONNA KARAN INTL INC
DORL    DORAL FINANCIAL CORP
DSET    DSET CORP
EGAN    EGAIN COMMUNICATIONS
ELBO    ELECTRONICS BOUTIQUE HLDG CP
ESST    ESS TECHNOLOGY INC
ETH     ETHAN ALLEN INTERIORS INC
FBP     FIRST BANCORP P R
FISB    FIRST INDIANA CORP
GBCB    GBC BANCORP/CA
GMST    GEMSTAR INTERNATIONAL GROUP
GNLB    GENELABS TECHNOLOGIES INC
GDW     GOLDEN WEST FINANCIAL CORP
GBTVK   GRANITE BROADCASTING
HABK    HAMILTON BANCORP
HOLL    HOLLYWOOD.COM INC -CL A
ITWO    I2 TECHNOLOGIES INC
ICUI    ICU MEDICAL INC
IMRS    IMRGLOBAL CORP
INFA    INFORMATICA CORP
INSP    INFOSPACE COM INC
IUSA    INFOUSA INC
ITIG    INTELLIGROUP INC
IBOC    INTL BANCSHARES CORP
KEYN    KEYNOTE SYSTEMS INC
KMAG    KOMAG INC

LSCC    LATTICE SEMICONDUCTOR CORP
MRBA    MARIMBA INC
TICKER  NAME
------  ----
MSO     MARTHA STEWART LIVING OMNIMD
MTZ     MASTEC INC
MAST    MASTECH CORP
MIGI    MERIDIAN INS GROUP INC
MOVA    MOVADO GROUP INC
NPK     NATIONAL PRESTO INDS INC
NATR    NATURES SUNSHINE PRODS INC
NFF     NEFF CORP
NMGC    NEOMAGIC CORP
NEO     NEOPHARM INC
NTIQ    NETIQ CORP
NVDA    NVIDIA CORP
OAOT    OAO TECHNOLOGY SOLUTIONS INC
OMGA    OMEGA RESEARCH INC
OMKT    OPEN MARKET INC
OFG     ORIENTAL FINANCIAL GROUP
FIBR    OSICOM TECHNOLOGIES INC
PCCC    PC CONNECTION INC
PSEM    PERICOM SEMICONDUCTOR CORP
PCLE    PINNACLE SYSTEMS INC
BPOP    POPULAR INC
PRTL    PRIMUS TELECOMM GROUP INC
PXCM    PROXICOM INC
PRN     PUERTO RICAN CEMENT CO INC
QADI    QAD INC
PASA    QUEPASA.COM INC
RGFC    R&G FINANCIAL CORP -CL B
ROIA    RADIO ONE INC
RENG    RESEARCH ENGINEERS INC
SPNW    SHOPNOW.COM INC
SIEB    SIEBERT FINANCIAL CORP
SIGM    SIGMA DESIGNS INC
SSTI    SILICON STORAGE TECHNOLOGY
SBSA    SPANISH BROADCASTING SYS INC
SPLT    SPLITROCK SERVICES INC
STRM    STARMEDIA NETWORK INC
STGC    STARTEC GLOBAL COMMUNICTNS
SYNT    SYNTEL INC
TR      TOOTSIE ROLL INDS
TRID    TRIDENT MICROSYSTEMS INC

TICKER  NAME
------  ----
UVN     UNIVISION COMMUNICATIONS INC
VALU    VALUE LINE INC
VITR    VITRIA TECHNOLOGY
WAC     WARNACO GROUP INC -CL A
WTSLA   WET SEAL INC -CL A
SAGI    SAGE INC

ACOM    AGENCY.COM LTD
NTCR    NETCREATIONS INC
TICKER  NAME
------  ----
SNWL    SONICWALL INC
OAKT    OAK TECHNOLOGY INC
IMAN    IMANAGE INC
NTCT    NETSCOUT SYSTEMS INC
VIAD    VIADOR INC

    A Statement of Additional Information which contains additional information about the funds has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about market conditions and the funds' investment strategies that significantly affected the funds' performance during their last fiscal year are available in the annual and semi-annual stockholder reports. To obtain free copies of any of these documents, call (800) 752-1013. For stockholder inquiries, call The Chapman Co. at (800) 752-1013 or PFPC, Inc. at (800) 441-6580.

    Fund reports and Statements of Additional Information are also available from the Securities and Exchange Commission by sending an electronic request to publicinfo@SEC.gov; by writing the SEC's Public Reference Section, Washington, D.C. 20549-6009 (you will be charged a duplicating fee); by visiting the SEC's public reference room (call (202) 942-8090 for hours of operation); or by consulting the SEC's web site at www.sec.gov.

                                     [LOGO]

                            The Chapman Funds, Inc.
                                   Prospectus
                               February 29, 2000

                                DEM EQUITY FUND
                                 DEM INDEX FUND
                          DEM MULTI-MANAGER BOND FUND
                         DEM MULTI-MANAGER EQUITY FUND
                              INSTITUTIONAL SHARES

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    Domestic Emerging Markets-Registered Trademark- and
DEM-Registered Trademark- are registered trademarks and DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM-, and DEM Equity-TM- are trademarks of Nathan A. Chapman, Jr.

               A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

                               TABLE OF CONTENTS

OVERVIEW OF DEM STRATEGY....................................      3

DEM EQUITY FUND.............................................      5

DEM INDEX FUND..............................................     11

OVERVIEW OF DEM MULTI-MANAGER STRATEGY......................     17

DEM MULTI-MANAGER EQUITY FUND...............................     18

DEM MULTI-MANAGER BOND FUND.................................     26

RISK FACTORS APPLICABLE TO ALL DEM FUNDS....................     32

YOUR ACCOUNT................................................     34

DISTRIBUTIONS AND TAXES.....................................     37

MANAGEMENT..................................................     38

WHY READING THIS PROSPECTUS IS IMPORTANT

    This prospectus explains the objectives, risks and strategies of each of Chapman's DEM funds. Reading the prospectus will help you to decide which DEM funds, if any, are the right investments for you. We suggest that you keep it for future reference.

                            OVERVIEW OF DEM STRATEGY

APPLICABLE TO:

DEM EQUITY FUND

DEM INDEX FUND

    The Domestic Emerging Markets, or DEM, Strategy consists of investing in companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories. We refer to these companies as DEM companies. We believe that DEM companies have not historically received the attention of mainstream securities analysts and investment advisors. We also believe that the DEM segment includes many companies whose growth potential is not fully represented in the prices of their securities.

    The Chapman Co., our distributor, has identified more than 180 DEM companies. We call this group of DEM companies the DEM Universe. In determining whether a specific company is "controlled" by African Americans, Asian Americans, Hispanic Americans or women, and therefore, in the DEM Universe, the following criteria, called the DEM Profile, are used:

    - At least 10% of the company's outstanding voting securities must be beneficially owned by members of one or more of the listed groups and

    - At least one of the company's top three executive officers (Chairman, Chief Executive Officer or President) must be a member of one or more of the listed groups.

PRINCIPAL RISKS OF DEM STRATEGY

    MARKET RISK

    The DEM funds may experience market risk. Market risk is the risk that a particular stock in a fund's portfolio, the portfolio itself or securities in general may fall in value. Market value may be affected by a variety of factors including:

    - General stock market movements

    - Changes in the financial condition of an issuer or an industry

    - Changes in perceptions about an issuer or an industry

    - Interest rate and inflation

    - Governmental policies and litigation

    - Purchases and sales of securities by a fund

    GROWTH-ORIENTED INVESTING

    Because the DEM strategy involves investments in growth-oriented companies, the volatility of a fund following the DEM strategy may be higher than that of the U.S. equity market as a whole. Generally, companies with high relative rates of growth tend to reinvest more of their profits in the company and pay out less to stockholders in the form of current dividends. As a result, growth investors tend to receive most of their return in the form of capital appreciation. This tends to make growth company securities more volatile than the market as a whole. In addition, there can be no assurance that growth within a particular company will continue to occur. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Therefore you may lose money over short or even long periods.

    EMERGING MICRO-CAP AND SMALL-CAP COMPANIES

    Because the DEM strategy involves substantial investments in securities of emerging small-cap and micro-cap companies, you should be aware that investing in such companies involves greater risk than is customarily associated with more established companies. As compared to securities of larger companies, securities of emerging small-cap and micro-cap companies may:

    - Be subject to more abrupt or erratic price movements

    - Have limited products lines and lack established markets for products and services

    - Have more limited financial resources

    - Have less depth of management experience

    Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies. In addition, micro- and small-capitalization companies may not be well known to the investing public or securities analysts, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Because the capitalizations of micro-capitalization companies are even smaller than the capitalizations of small-capitalization companies, the risks described above can be expected to have a larger effect on micro-capitalization companies than on small-capitalization companies. Accordingly, micro-capitalization companies can be expected to be highly volatile and very risky.

    THERE ALSO EXIST RISKS THAT ARE COMMON TO ALL OF THE DEM FUNDS AND THAT ARE NOT LISTED HERE. PLEASE REFER TO "RISK FACTORS COMMON TO ALL FUNDS IN THIS PROSPECTUS."

                                DEM EQUITY FUND

    The following summarizes key features of the DEM Equity Fund.

INVESTMENT OBJECTIVE/GOAL

    The DEM Equity Fund seeks aggressive long-term growth through capital appreciation. Although the fund considers both capital appreciation and income when selecting investments, it places primary emphasis on capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

    The fund invests in DEM Companies that it believes are best positioned for growth. DEM Companies are predominantly emerging small-cap and micro-cap companies.

PRINCIPAL RISKS-YOU MAY LOSE MONEY.

    INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS ASSOCIATED WITH AN INVESTMENT IN THE FUND. AN INVESTMENT IN THE FUND'S SHARES DOES NOT CONSTITUTE A COMPLETE INVESTMENT PROGRAM SINCE IT INVOLVES THE GREATER MARKET RISKS INHERENT IN SEEKING HIGHER RETURNS AND IS NOT RECOMMENDED FOR SHORT-TERM OR RISK AVERSE INVESTORS.

NON-DIVERSIFIED STATUS

    The fund is classified as non-diversified under the 1940 Act, which means that the fund is not limited by that Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the fund intends to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As non-diversified portfolios, the fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risks with respect to its portfolio securities.

    For other principal risks, see "DEM Strategy--Principal Risks" and "Risk Factors Common to All DEM Funds."

PERFORMANCE INFORMATION

    The bar chart shows the fund's actual performance during the year ended December 31, 1999, its only complete calendar year since inception. The fund can experience short-term performance swings, as shown below by the best and worst calendar quarter returns during the year depicted in the bar chart. Of course, the fund's past performance is no guarantee of its future returns.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DEM EQUITY FUND INSTITUTIONAL SHARES
1999                                  114.63%
1998                                    2.38%

                    QUARTER          TOTAL
                     ENDED          RETURN
                   ----------   ---------------
Best Quarter       12/31/1999            82.45%
Worst Quarter       3/31/1999            -3.42%

    In the following table, the fund's average annual total returns for the 1-year period, and since inception through December 31, 1999 are compared with Russell 2000 Growth Index, which represents the broad market of small capitalization stocks. By comparing the bar chart with the table, you can see that average returns smooth out year-to-year variations.

                                DEM EQUITY FUND
                                  TOTAL RETURN
                     FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                            AVERAGE ANNUAL RETURN
                                                  1 YEAR      SINCE INCEPTION*
                                                 --------   ---------------------
Institutional Shares...........................  114.63%            57.56%
Russell 2000 Growth Index......................   43.10%            17.15%

* Inception April 8, 1998

FEES AND EXPENSES

    The following table describes the fees and expenses you would pay if you buy and hold shares of the fund. The expenses shown and fees set forth in the table are for the fiscal year ended October 31, 1999.

                         ANNUAL FUND OPERATING EXPENSES

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price).............................        0%
Maximum Deferred Sales Charge (Load)........................        0%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and other Distributions...................................        0%
Redemption Fee(1)...........................................        0%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
  Management Fee............................................      .90%
  Distribution (12b-1) Fee..................................      .25%
  Other expenses(2).........................................     1.85%
Total Annual Fund Operating Expenses(2).....................     3.00%
Expense Reimbursement(2)....................................    (1.00)%
Net Expenses................................................     2.00%

------------------------

1   The fund imposes a $9.00 charge only on redemptions by wire transfer.

2 CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares offered by this Prospectus, to 2.00% of average daily net assets effective July 1, 1999 until at least December 31, 2009. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2009.

    Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the fund with the cost of investing in other funds. Although your actual costs may be higher or lower, the table shows expenses you would pay if operating expenses remain the same exclusive of any expense limitation, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods.

1 Year*.....................................................   $  203
3 Years*....................................................   $  627
5 Years*....................................................   $1,078
10 Years*...................................................   $2,327

------------------------

* CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund attributable to the Institutional Shares to 2.00% of average daily net assets until at least December 31, 2009.

    THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                       DEM EQUITY FUND INVESTMENT PROGRAM

    This section reviews the types of securities the fund may hold and the various kinds of investment practices that the fund may use in day-to-day portfolio management. The fund's investment program is subject to further restrictions and risks described in the Statement of Additional Information.

PRINCIPAL STRATEGY

    The fund in DEM Companies that it believes are best positioned for growth based on the investment advisor's experience with the limited universe of DEM Companies. DEM Companies are predominantly emerging small-cap and micro-cap companies.

    Under normal circumstances the fund will invest at least 65% of the value of its total assets in common stock of DEM companies. For temporary defensive purposes, the fund may invest some or all of its assets in the securities of non-DEM companies that otherwise meet the fund's investment objectives, hold cash or invest in investment-grade debt securities.

    While the fund intends to concentrate on publicly-traded securities, the fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include those securities that are illiquid because they have no readily available market or because they are restricted securities under Rule 144 of the Securities Act of 1933.

    The fund may also invest up to 10% of its assets in private venture capital funds, including United States limited partnerships or other investment funds that themselves invest in illiquid securities. This 10% investment limitation is part of the 15% investment limitation that applies to illiquid securities in general.

OTHER INVESTMENT PRACTICES

    BORROWING MONEY AND PLEDGING ASSETS

    The fund can borrow up to 33 1/3% of the value of total fund assets from banks to take advantage of investment opportunities and may pledge up to 33 1/3% of its total fund assets to secure such borrowings. The fund may purchase securities on margin up to the 33 1/3% limit on bank borrowings. The fund may also borrow an additional 5% of its total assets without regard to the 33 1/3% limitation for bank borrowings. The use of borrowings by the fund may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the fund will cause the net asset value of the fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case.

    OPTIONS

    Options (a type of potentially high risk derivative) give the fund the right (when the fund purchases the option), or the obligation (where the fund writes (sells) the option) to buy or sell an asset at a predetermined price in the future. A covered call option is a call option with respect to which the fund owns the underlying security. A put option is covered when, among other things, cash or liquid securities are placed in a segregated account with the fund's custodian to fulfill the obligation undertaken.

    The fund may buy or sell options with respect to securities that meet the fund's investment objectives, and the funds may write covered call and put option contracts with respect to such securities. The total market value of securities against which the fund writes call or put options may not exceed 15% of its net assets. The fund will not commit more than 15% of its total assets to premiums when purchasing call or put options.

    Options may not always be successful hedges and their prices can be highly volatile.

    SECURITIES LENDING/REPURCHASE AGREEMENTS

    The fund may use various investment techniques for hedging, risk management, and other investment purposes. These techniques may include, but are not limited to lending portfolio securities and entering into repurchase agreements. The fund may invest up to 20% of its assets for hedging or risk management purposes or when, in the fund's opinion, such techniques can be expected to yield a higher investment return than other investment options.

PORTFOLIO TURNOVER

    The fund generally purchases securities with the intention of holding them for investment; however, when market conditions or other circumstances warrant, the fund will purchase and sell securities without regard to the length of time held. Due to the nature of the fund's investment program, the fund's annual portfolio turnover rate may exceed 100%. Although the fund cannot accurately predict its turnover rate for future years, it anticipates that its annual portfolio turnover will not exceed 200%. A high turnover rate may increase transaction costs and result in additional taxable gains which will adversely affect the fund's performance. The fund experienced a portfolio turnover rate of 17.27% for the fiscal year ended October 31, 1999.

           DEM EQUITY FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS

    The Financial Highlights table set forth below is intended to help you understand the financial performance of the DEM Equity Fund Institutional Shares since its commencement of operations. Certain information reflects financial results for a single fund share. The total return in the table represents the return that an investor would have earned or lost on an investment in the fund (assuming reinvestment of dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                              FINANCIAL HIGHLIGHTS

THE CHAPMAN FUNDS, INC.

DEM EQUITY FUND--INSTITUTIONAL SHARES

    THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. IT SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                                                   APRIL 8, 1998(1)
                                                              FOR THE YEAR ENDED        THROUGH
                                                               OCTOBER 31, 1999    OCTOBER 31, 1998
                                                              ------------------   -----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year........................        $ 11.58             $ 14.29
                                                                    -------             -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss(2)....................................           (.40)               (.29)
  Net realized and unrealized gain (loss) on investments....           9.19               (2.42)
                                                                    -------             -------
  Total from investment operations..........................           8.79               (2.71)
                                                                    -------             -------

DISTRIBUTIONS:
  From net investment income................................           (-0-)               (-0-)
  From net realized gains on investments....................           (-0-)               (-0-)
                                                                    -------             -------
  Total distributions.......................................           (-0-)               (-0-)
                                                                    -------             -------
  Net asset value, end of year..............................        $ 20.37             $ 11.58
                                                                    =======             =======
    TOTAL RETURN(3).........................................          75.91%             (18.96)%

RATIOS TO AVERAGE NET ASSETS:(4)
  Expenses..................................................           2.97%               4.30%
  Net investment loss.......................................          (2.64)%             (4.06)%
  Expenses prior to voluntary expense limitation............           3.00%               4.30%

SUPPLEMENTAL DATA:
  Net Assets, end of period (000 omitted)...................        $17,006             $ 8,107
  Portfolio turnover rate...................................          17.27%              17.89%

------------------------

1 Commencement of operations. Ratios have been annualized and total return has not been annualized.

2 Net investment loss per share was calculated using the average shares method.

3 Total Return represents the return that an investor would have earned (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions).

4 CCM, the Fund's investment advisor, voluntarily agreed to limit the total annual operating expenses of the Institutional Shares to 2.00% of average daily net assets effective July 1, 1999.

                                 DEM INDEX FUND

    The following summarizes key features of the DEM Index Fund.

INVESTMENT OBJECTIVE

    The fund seeks to match the performance of a benchmark index that measures the return of DEM Companies.

PRINCIPAL INVESTMENT STRATEGY

    The fund employs a passive management strategy designed to track the performance of the DEM Index. The fund invests in the stocks that comprise the index.

PRINCIPAL RISKS-YOU MAY LOSE MONEY.

    INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS ASSOCIATED WITH AN INVESTMENT IN THE FUND. AN INVESTMENT IN THE FUND'S SHARES DOES NOT CONSTITUTE A COMPLETE INVESTMENT PROGRAM AND IS NOT RECOMMENDED FOR SHORT-TERM OR RISK AVERSE INVESTORS.

NON-DIVERSIFIED STATUS

    The fund is classified as non-diversified under the 1940 Act, which means that the fund is not limited by that Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the fund intends to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As non-diversified portfolios, the fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risks with respect to its portfolio securities.

    For other principal risks, see "DEM Strategy--Principal Risks" and "Risk Factors Common to All DEM Funds."

PERFORMANCE INFORMATION

    The fund has not yet completed a full year of operations so performance information is not yet available.

FEES AND EXPENSES

    The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under ANNUAL FUND OPERATING EXPENSES are based upon those incurred in the fiscal year ended October 31, 1999.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price).............................       -0-%
Maximum Deferred Sales Charge (Load)........................       -0-%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and other Distributions...................................       -0-%
Redemption Fee(1)...........................................       -0-%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
  Management Fee............................................       .90%
  Distribution (12b-1) Fee..................................          %
  Other expenses(2).........................................    130.91%
Total Annual Fund Operating Expenses(2).....................    132.06%
Expense Reimbursement.......................................   (130.06)%
Net Expenses................................................      2.00%

------------------------

1   The fund imposes a $9.00 charge only on redemptions by wire transfer.

2 CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares offered by this Prospectus, to 2.00% of average daily net assets effective July 1, 1999 until at least December 31, 2009. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2009.

    Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the fund with the cost of investing in other funds. Although your actual costs may be higher or lower, the table shows expenses you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods.

1 Year*.....................................................   $  203
3 Years*....................................................   $  627
5 Years*....................................................   $1,078
10 Years*...................................................   $2,327

------------------------

* CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund attributable to the Institutional Shares to 2.00% of average daily net assets until at least December 31, 2009.

    THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                       DEM INDEX FUND INVESTMENT PROGRAM

PRINCIPAL STRATEGY

    The fund employs a passive management strategy designed to track the performance of the DEM Index. The fund invests in the stocks that comprise the index.

    WHAT IS AN INDEX AND INDEX INVESTING?

    An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index fund tries to match, as closely as possible, the performance of an established target index. An index fund does this by holding all, or a representative sample, of the securities that comprise the index. Stock index funds may seek to track indexes that hold a certain type of stock -- such as growth or value, small-cap or large-cap, or those from just one industry -- or they may seek to track indexes that consist of a broader range of stocks -- for example, the entire U.S. stock market. Index funds are not actively managed by investment advisors who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or worse.

    WHAT IS THE DEM INDEX?

    The DEM Index is an index developed and controlled by The Chapman Co., an investment banking affiliate of the CCM, that is designed to track the performance of the DEM Universe. The DEM Index is comprised of the stocks of 100 companies chosen from the DEM Universe to reflect the market capitalization and industry classification characteristics of the DEM Universe and is set forth on Appendix A.

TYPES OF PORTFOLIO SECURITIES

    The DEM Index Fund seeks to implement the DEM Strategy by tracking the DEM Index. The fund employs a passive management strategy designed to track the performance of the DEM Index while keeping costs low. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS STATED OBJECTIVE.

    In tracking the performance of the DEM Index, the fund will invest in DEM Companies with both large and small market capitalizations; however, since the DEM Universe includes a large proportion of companies with small market capitalizations, a significant portion of the Fund's portfolio that is invested pursuant to the DEM Index strategy will be small capitalization companies. To the extent the fund invests in companies with smaller market capitalizations, the securities of such companies may be traded in such over-the-counter markets as the OTC Bulletin Board and the Pink Sheets. See "Principal Risks" in this section and "Risk Factors--Small Companies" in the Statement of Additional Information.

    In order to cover expenses and net redemptions and prior to investment of net receipts, the fund expects to have a portion of its assets in cash or invested in short-term investment grade fixed income securities, including obligations of the United States Government and its agencies or instrumentalities, commercial paper, bank certificates of deposit, and bankers' acceptances, and repurchase agreements collateralized by these securities. The specific percentage of net assets held in cash at any given time will depend upon the judgement of the fund with respect to future redemptions and expenses. Excluding assets held in cash, the fund generally intends to invest directly or indirectly in each stock found in the DEM Index in approximately the same proportion as such stock is represented in the DEM Index itself. For example, if 10% of the market capitalization of the DEM Index is made up of securities of a specific company, securities of such company can be expected, directly or indirectly, to represent 10% of the fund's non-cash assets. Over time, the percentage of the fund's assets invested in particular companies in the DEM Index will vary depending on changes in the weighted market capitalizations of such companies.

OTHER INVESTMENT PRACTICES

    Although the fund intends to remain substantially fully invested in common stocks in the DEM Index, as discussed above, the fund will not be able to invest 100% of its assets pursuant to its investment strategy of tracking the DEM Index. Further, the fund will incur operating expenses whereas the DEM Index itself does not. Therefore, although the fund will seek to track the DEM Index as closely as possible, it may not be able to match its performance. In order to more closely track the DEM Index notwithstanding these considerations, the fund is permitted to employ the management practices set forth below. THERE CAN BE NO ASSURANCE THAT THE USE OF THESE STRATEGIES BY THE FUND WILL BE SUCCESSFUL AND THE USE OF SUCH STRATEGIES MAY SUBJECT THE FUND TO ADDITIONAL RISKS.

    BORROWING MONEY AND PLEDGING ASSETS

    The fund may not issue senior securities, borrow money or pledge its assets, except that it may borrow from banks in amounts aggregating not more than 5% of the value of the fund's total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 5% of the value of its total assets to secure such borrowings. The fund is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions. The use of borrowings by the fund may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the fund will cause the net asset value of the fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case.

    OPTIONS

    The fund may invest up to 15% of its total assets, calculated at the time such option contracts as written and as represented by the premium paid, in the purchase of call options in respect of specific securities in which the fund may invest. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period.

    SECURITIES LENDING/REPURCHASE AGREEMENTS

    The fund may, but is not required to, utilize various investment techniques for hedging, risk management and other investment purposes. These investment techniques may include, but are not limited to, lending of portfolio securities and entering into "repurchase agreements." Up to 20% of the fund's assets may be invested pursuant to such techniques for hedging and risk management purposes or when such techniques can be expected to yield a higher investment return than other investment options. To the extent that the fund seeks to increase its income by lending portfolio securities, such securities loans will be secured by collateral in cash, cash equivalents, U.S. government securities, or such other collateral as may be permitted under the fund's investment program and by regulatory agencies. The fund may enter into repurchase agreements pertaining to the securities in which it may invest with securities dealers or member banks of the Federal Reserve System. Repurchase agreements facilitate portfolio management and allow the fund to earn additional revenue. If the fund enters into repurchase agreements, it will do so in order to increase liquidity or as a temporary investment.

PORTFOLIO TURNOVER

    Although the fund seeks to invest for the long term, the fund retains the right to sell securities regardless of how long they have been held. Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Although the fund cannot accurately predict its turnover rate, because of this, the fund anticipates that its annual portfolio turnover will not exceed 20%. (A turnover of 100% would occur, for example, if a portfolio sold and replaced securities valued at 100% of its total net assets within a one year period.) Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Accordingly a high turnover rate will adversely affect the fund's performance. The fund experienced a portfolio turnover rate of 87.47% for the fiscal year ended October 31, 1999, primarily due to an adjustment to the DEM Index that resulted in an increase in the number of securities in the DEM Index from 30 to 100.

            DEM INDEX FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS

    The Financial Highlights table set forth below is intended to help you understand the financial performance of the DEM Index Fund Institutional Shares since its commencement of operations. Certain information reflects financial results for a single fund share. The total return in the table represents the return that an investor would have earned or lost on an investment in the fund (assuming reinvestment of dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                              FINANCIAL HIGHLIGHTS

THE CHAPMAN FUNDS, INC.

DEM INDEX FUND--INSTITUTIONAL SHARES

    THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. IT SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                              MARCH 23, 1999(1)
                                                                   THROUGH
                                                               OCTOBER 31, 1999
                                                              ------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period......................       $  14.29
                                                                   --------
INVESTMENT OPERATIONS:
  Net investment loss(2)....................................           (.19)
  Net realized and unrealized gain on investments...........           5.00
                                                                   --------
  Total from investment operations..........................           4.81
                                                                   --------
DISTRIBUTIONS:
  From net investment income................................           (-0-)
  From net realized gains on investments....................           (-0-)
                                                                   --------
  Total distributions.......................................           (-0-)
                                                                   --------
  Net asset value, end of period............................       $  19.10
                                                                   ========
    TOTAL RETURN(3).........................................          33.66%
RATIOS TO AVERAGE NET ASSETS:(4)
  Expenses..................................................           2.40%
  Net investment loss.......................................          (1.94)%
  Expenses prior to voluntary expense waiver And
    reimbursement...........................................           N.M.
SUPPLEMENTAL DATA:
  Net Assets, end of period.................................       $133,676
  Portfolio turnover rate...................................          87.47%

------------------------

1 Commencement of operations. Ratios have been annualized and total return has not been annualized.

2 Net investment loss per share was calculated using the average shares method.

3 Total Return represents the return that an investor would have earned (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions).

4 Chapman Capital Management, Inc. (CCM), the Fund's investment advisor, voluntarily agreed to limit the advisory fee to an aggregate of .41% of the average daily net assets for the first fiscal year of the Fund. Additionally, CCM also voluntarily agreed to limit the total annual operating expenses of the Institutional Shares to 2.00% of average daily net assets effective July 1, 1999. Prior to July 1, 1999 CCM limited expenses to 2.69% of average daily net assets (exclusive of distribution, income, excise and other taxes and extraordinary expenses). Due to the relatively short period of operations, the gross expenses to average net assets has not been presented as it is deemed to be not meaningful.

                     OVERVIEW OF DEM MULTI-MANAGER STRATEGY

APPLICABLE TO:

DEM MULTI-MANAGER EQUITY FUND

DEM MULTI-MANAGER BOND FUND

    Under DEM Multi-Manager strategy, a fund's assets are managed by multiple sub-advisers selected by CCM, the fund's investment adviser. CCM aggressively recruits qualified sub-advisers that meet the DEM Profile, which includes those companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories; however, CCM and funds employing the DEM Multi-Manager strategy will not discriminate on the basis of race, gender or national origin in the selection of sub-advisers.

    The sub-advisors will not consider the DEM Profile in making investment decisions, so CCM does not expect securities of DEM Companies to constitute a large percentage of the portfolios of funds that employ the DEM Multi-Manager Strategy.

    CCM will track the performance of each of the sub-advisors and will have the discretion to allocate assets among the sub-advisors, identify and recommend new sub-advisors to the Board of Directors and to terminate existing sub-advisers. Each sub-advisor uses its own investment strategies to achieve a fund's investment objectives in accordance with such fund's investment restrictions. The primary objective of the DEM Multi-Manager strategy is to reduce portfolio volatility through multiple investment approaches, a strategy used by many institutional investors. The use of multiple investment approaches consistent with a fund's investment objective and policies is designed to mitigate the impact of a single sub-adviser's performance during a period in which such sub-adviser's approach is less successful. Although there may be some overlap of investment styles, each sub-advisor will pursue its approach independently of the other sub-advisors. Because the sub-advisors will act independently, the performance of other sub-advisors is expected to dampen the impact of any specific sub-advisor's relatively adverse results. Conversely, the successful results of a sub-advisor will be dampened by less successful results of the other sub-advisors. There can be no assurance that the expected advantages of the DEM Multi-Manager strategy will be realized.

    Each sub-advisor makes specific portfolio investments for that segment of the assets of the fund under its management in accordance with the fund's investment objectives and policies and the sub-advisor's investment approach and strategies.

    CCM will aggressively recruit sub-advisors that meet the DEM Profile; however, the fund will not discriminate on the basis of race, gender or national origin in the selection of sub-advisors. CCM applies the following criteria in the selection and retention of sub-advisors: (1) their historical performance records; (2) an investment approach that is distinct in relation to the approaches of each of the funds' other sub-advisors; (3) consistent performance in the context of the markets and preservation of capital in declining markets;
(4) organizational stability and reputation; (5) the quality and depth of investment personnel; and (6) the ability of the sub-advisor to apply its approach consistently. The sub-advisors selected may not necessarily exhibit all of these criteria to the same degree.

    CCM will allocate the Multi-Manager Funds' Assets among the respective fund's sub-advisors. In its discretion, CCM may allocate as much as 100 percent or as little as 0 percent of a fund's assets to any one sub-advisor.

    CCM pays to each sub-advisor a monthly management fee from its own management fee.

                         DEM MULTI-MANAGER EQUITY FUND

    The following summarizes key features of the DEM Equity Fund.

INVESTMENT OBJECTIVE/GOAL

    The DEM Multi-Manager Equity Fund seeks long-term growth through capital appreciation by investment in companies deemed to possess strong growth characteristics.

PRINCIPAL INVESTMENT STRATEGY

    The fund invests pursuant to the DEM Multi-Manager strategy in common stocks of growth companies without limitation as to the market capitalization of portfolio companies.

PRINCIPAL RISKS-YOU MAY LOSE MONEY.

    INVESTORS SHOULD CONSIDER THE FOLLOWING RISK FACTORS ASSOCIATED WITH AN INVESTMENT IN THE FUND. AN INVESTMENT IN THE FUND'S SHARES DOES NOT CONSTITUTE A COMPLETE INVESTMENT PROGRAM SINCE IT INVOLVES THE GREATER MARKET RISKS INHERENT IN SEEKING HIGHER RETURNS AND IS NOT RECOMMENDED FOR SHORT-TERM OR RISK AVERSE INVESTORS.

    MARKET RISK

    The DEM funds may experience market risk. Market risk is the risk that a particular stock in a fund's portfolio, the portfolio itself or securities in general may fall in value. Market value may be affected by a variety of factors including:

    - General stock market movements

    - Changes in the financial condition of an issuer or an industry

    - Changes in perceptions about an issuer or an industry

    - Interest rate and inflation

    - Governmental policies and litigation

    - Purchases and sales of securities by a fund

    GROWTH-ORIENTED INVESTING

    Because the Fund will be invested in growth-oriented companies, the volatility of the Fund may be higher than that of the U.S. equity market as a whole. Generally, companies with high relative rates of growth tend to reinvest more of their profits in the company and pay out less to stockholders in the form of current dividends. As a result, growth investors tend to receive most of their return in the form of capital appreciation. This tends to make growth company securities more volatile than the market as a whole. In addition, there can be no assurance that growth within a particular company will continue to occur. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Therefore you may lose money over short or even long periods.

    NON-DIVERSIFIED STATUS

    The fund is classified as non-diversified under the 1940 Act, which means that the fund is not limited by that Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the fund intends to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As non-diversified portfolios, the fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risks with respect to its portfolio securities.

    THERE ALSO EXIST PRINCIPAL RISKS THAT ARE COMMON TO ALL OF THE DEM FUNDS AND THAT ARE NOT LISTED HERE. PLEASE REFER TO "RISK FACTORS COMMON TO ALL FUNDS IN THIS PROSPECTUS."

PERFORMANCE INFORMATION

    The fund has not yet commenced operations so performance information is not yet available.

FEES AND EXPENSES

    The numbers in the table describe the fees and expenses that you may pay if you buy and hold shares in the fund.

                         ANNUAL FUND OPERATING EXPENSES

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price).............................        0%
Maximum Deferred Sales Charge (Load)........................        0%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and other Distributions...................................        0%
Redemption Fee(1)...........................................        0%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
  Management Fee............................................     1.25%
  Distribution (12b-1) Fee..................................      .25%
  Other expenses(2).........................................     1.25%
Total Annual Fund Operating Expenses(2).....................     2.75%
Expense Reimbursement(2)....................................     (.75)%
Net Expenses................................................     2.00%

------------------------

1   The fund imposes a $9.00 charge only on redemptions by wire transfer.

2 CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares offered by this Prospectus, to 2.00% of average daily net assets until at least December 31, 2009. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2009.

    Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the fund with the cost of investing in other funds. Although your actual costs maybe higher or lower, the table shows expenses you would pay if operating expenses remain the same, exclusive of any expense reimbursement, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods.

1 Year*.....................................................   $  203
3 Years*....................................................   $  627

------------------------

* CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund attributable to the Institutional Shares to 2.00% of average daily net assets until at least December 31, 2009

    THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                DEM MULTI-MANAGER EQUITY FUND INVESTMENT PROGRAM

    This section reviews the types of securities the fund may hold and the various kinds of investment practices that the fund may use in day-to-day portfolio management. The fund's investment program is subject to further restrictions and risks described in the Statement of Additional Information.

PRINCIPAL STRATEGY

    The fund invests pursuant to the DEM Multi-Manager strategy in common stocks of growth companies without limitation as to the market capitalization of portfolio companies.

    To achieve the fund's investment objectives, the sub-advisors invest in a wide variety of types of portfolio companies and seek to identify those companies that are positioned for growth. Among other factors, the sub-advisors consider a company's above average earnings growth, high potential profit margins, innovative products, high quality management, and competitive advantage in making investment decisions. The fund retains maximum flexibility as to the types of investments it may make and is permitted to invest in portfolio companies with large, mid, small and micro market capitalizations. Some of these investments may involve the purchase of securities directly from portfolio companies in initial or other public offerings of their securities.

    Under normal circumstances, the fund will invest at least 65% of the value of its total assets in equity securities; however, the fund retains the flexibility to respond promptly to changes in market conditions. Accordingly, during periods when the sub-advisors believe a temporary defensive posture in the market is warranted, the fund has reserved the right to invest a significant proportion or all of its assets in cash (U.S. dollars) and/or invest any portion or all of its assets in high quality short-term debt securities and money market instruments. The decision to adopt a temporary defensive posture may be affected by such factors as market conditions generally, the sub-advisors' views on the direction of movement of the stock prices of specific targeted portfolio companies and other related factors. It is impossible to predict when or for how long the Fund will employ defensive strategies, and to the extent it is so invested, the Fund may not achieve its investment objectives. The Fund will also invest in the instruments described above pending investment of the net proceeds of sales of its shares.

    While the fund intends to concentrate on publicly-traded securities, the fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include those securities that are illiquid because they have no readily available market or because they are restricted securities under Rule 144 of the Securities Act of 1933. The fund may also invest up to 10% of its assets in private venture capital funds, including United States limited partnerships or other investment funds that themselves invest in illiquid securities. This 10% investment limitation is part of the 15% investment limitation that applies to illiquid securities in general.

    Most of the fund's investments are in marketable common stocks or marketable securities convertible into common stock traded on an exchange or in the over-the-counter markets. To the extent the fund invests in companies with smaller market capitalizations, the securities of such companies may be traded in such over-the-counter markets as the OTC Bulletin Board and the Pink Sheets.

OTHER INVESTMENT PRACTICES

    BORROWING MONEY AND PLEDGING ASSETS

    The fund can borrow up to 33 1/3% of the value of total fund assets from banks to take advantage of investment opportunities and may pledge up to 33 1/3% of its total fund assets to secure such borrowings. The fund may purchase securities on margin up to the 33 1/3% limit on bank borrowings. The fund may also borrow an additional 5% of its total assets without regard to the 33 1/3% limitation for bank borrowings. The use of borrowings by the fund may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the fund will cause the net asset value of the fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case.

    OPTIONS

    Options (a type of potentially high risk derivative) give the fund the right (when the fund purchases the option), or the obligation (where the fund writes (sells) the option) to buy or sell an asset at a predetermined price in the future. A covered call option is a call option with respect to which the fund owns the underlying security. A put option is covered when, among other things, cash or liquid securities are placed in a segregated account with the fund's custodian to fulfill the obligation undertaken.

    The fund may buy or sell options with respect to securities that meet the fund's investment objectives, and the funds may write covered call and put option contracts with respect to such securities. The total market value of securities against which the fund writes call or put options may not exceed 15% of its net assets. The fund will not commit more than 15% of its total assets to premiums when purchasing call or put options.

    Options may not always be successful hedges and their prices can be highly volatile.

    SECURITIES LENDING/REPURCHASE AGREEMENTS

    The fund may use various investment techniques for hedging, risk management, and other investment purposes. These techniques may include, but are not limited to lending portfolio securities and entering into repurchase agreements. The fund may invest up to 20% of its assets for hedging or risk management purposes or when, in the fund's opinion, such techniques can be expected to yield a higher investment return than other investment options.

PORTFOLIO TURNOVER

    The fund generally purchases securities with the intention of holding them for investment; however, when market conditions or other circumstances warrant, the fund may purchase and sell securities without regard to the length of time held. Due to the nature of the fund's investment program, the fund's portfolio turnover rate may exceed 100%. Although the fund cannot accurately predict its turnover rate for future years, it anticipates that its annual portfolio turnover will not exceed 200%. A high turnover rate may increase transaction costs and result in additional taxable gains, which will adversly affect the fund's performance.

                   DEM MULTI-MANAGER EQUITY FUND SUB-ADVISORS

    The current sub-advisors of the DEM Multi-Manager Equity Fund are as follows:

       Charter Financial Group, Inc.
       1401 I Street, N.W., Suite 505
       Washington, D.C. 20005

    Charter Financial Group, Inc. was founded in 1995 and has approximately $120 million in assets under management as of December 31, 1999. The firm specializes in large-cap equity management with an investment philosophy of growth at a reasonable price. Susan Stewart and Thomas King are responsible for the day-to-day management of the funds' assets assigned to Charter Financial.
Ms. Stewart is Chairman and President of Charter Financial and in the fourteen years prior to co-founding Charter Financial, she was a stockbroker with Merrill Lynch and Shearson Lehman Brothers and a Vice President with NationsBank and First Union Bank. Mr. King is Chief Investment Officer of Charter Financial and prior to co-founding the firm, he was an institutional portfolio manager with the Chase Manhattan Bank, PNC Bank, and First Union Bank. Mr. King is a Chartered Financial Analyst.

       CIC Asset Management, Inc.
       633 W. 5th Street, Suite 1180
       Los Angeles, CA 90071

    CIC Asset Management, Inc. was founded in 1989 and has approximately $341 million in assets under management as of December 31, 1999. The firm specializes in managing large-cap equity portfolios. Day-to-day management of the funds' assets assigned to CIC Asset Management is the responsibility of the firm's investment committee.

       Diaz-Verson Capital
       Investments, Inc.
       1200 Brookstone Centre Parkway
       Suite 105
       Columbus, GA 31909

    Diaz-Verson Capital Investments, Inc. was founded in 1991 and has approximately $256.1 million in assets under management as of December 31, 1999. The firm follows a value investing approach in the management of its individual and institutional equity portfolios. Day-to-day management of the funds' assets assigned to Diaz-Verson Capital is the responsibility of the firm's investment committee.

       EverGreen Capital Management
       10707 Pacific Street, Suite 201
       Omaha, NE 68114

    EverGreen Capital Management, Inc. was founded in 1989 and has approximately $50 million in assets under management as of December 31, 1999. The firm specializes in the management of institutional tax-exempt assets. Michael L. Green and Gary A. Barohn are responsible for the day-to-day management of the funds' assets assigned to EverGreen. Mr. Green is President and Chief Investment Officer and is the firm's portfolio manager. Mr. Green has 20 years experience in the financial services industry. Mr. Barohn is Senior Vice President and Director of Research of EverGreen. Mr. Barohn has 12 years experience in the financial services industry and is a Chartered Financial Analyst.

       GLOBALT, Inc.
       3060 Peachtree Road, NW
       One Buckhead Plaza, Suite 225
       Atlanta, GA 30305

    GLOBALT, Inc. was founded in 1990 and has approximately $2.1 billion in assets under management as of December 31, 1999. The firm invests exclusively in diversified portfolios of globally competitive U.S. companies. The day-to-day management of the funds' assets assigned to GLOBALT is the responsibility of the firm's investment committee.

       John Hsu Capital Group, Inc.
       767 Third Avenue, 18th Floor
       New York, NY 10017

    John Hsu Capital Group, Inc. was founded in 1991 and has approximately $415.5 million in assets under management as of December 31, 1999. The firm focuses on large capitalization companies utilizing a global, top-down growth/value approach. John Hsu Capital Group provides investment management services for domestic equity, global international equity, and domestic fixed income portfolios. John Hsu is Chairman and Chief Investment Officer and is responsible for the day-to-day management of the funds' assets assigned to the firm.

       The Kenwood Group, Inc.
       10 South LaSalle Street, Suite 3610
       Chicago, IL 60610

    The Kenwood Group, Inc. was founded in 1989 and has approximately $407 million in assets under management as of December 31, 1999. The firm employs a contrarian approach to its investment strategy. Day-to-day management of the funds' assets assigned to The Kenwood Group is the responsibility of the firm's investment committee.

       Union Heritage Capital Management, Inc.
       1642 First National Building
       Detroit, MI 48226

    Union Heritage Capital Management, Inc. was founded in 1990 and has approximately $85 million in assets under management as of December 31, 1999. The firm is a fixed income and equity investment advisor to corporate and public pension funds, trusts and estates. Derek T. Batts, James L. Bashaw, and Eric L. Small are responsible for the day-to-day management of the funds' assets assigned to Union Heritage. Mr. Batts is President and has served as the firms' portfolio manager since 1992. He also sits on the firm's investment committee. Mr. Bashaw is Director of Research of Union Heritage and has served on the firm's investment committee for the last eight years. Mr. Small is Vice President of Union Heritage and has served on the firm's investment committee for the last five years.

       Valenzuela Capital Partners, LLC
       1270 Avenue of the Americas, Suite 508
       New York, NY 10020

    Valenzuela Capital Partners LLC was founded in 1989 and has approximately $1.9 billion in assets under management as of December 31, 1999. The firm employs quantitative and qualitative analyses to identify stocks with the potential for significant appreciation over a three year period. Day-to-day management of the funds' assets assigned to Valenzuela Capital is the responsibility of the firm's investment committee.

       Zevenbergen Capital, Inc.
       601 Union Street, Suite 2434
       Seattle, WA 98101

    Zevenbergen Capital was founded in 1987 and has approximately $2.5 billion in assets under management as of December 31, 1999. The firm employs a fundamental, bottom-up approach, investing primarily in domestic growth companies. Nancy Zevenbergen and Brooke de Boutray are responsible for the day-to-day management of the funds' assets assigned to Zevenbergen Capital.
Ms. Zevenbergen is President and oversees the firm's investment policy and portfolio management decisions. She is a Chartered Financial Analyst and has 13 years of investment experience. Ms. de Boutray is Vice President of Zevenbergen Capital and defines the investment policy in addition to selecting the firm's equity holdings. Ms. de Boutray is a Chartered Financial Analyst and has seven years of investment experience.

                          DEM MULTI-MANAGER BOND FUND

    The following summarizes key features of the DEM Multi-Manager Bond Fund.

INVESTMENT OBJECTIVE/GOAL

    The DEM Multi-Manager Bond Fund's investment portfolio will seek high current income with the potential for capital appreciation through investment in income securities such as preferred stock, bonds, debentures, notes, mortgages, asset-backed securities and other similar securities.

PRINCIPAL INVESTMENT STRATEGY

    The fund invests pursuant to the DEM Multi-Manager strategy in debt securities without regard to the capitalization of the issuers thereof.

PRINCIPAL RISKS-YOU MAY LOSE MONEY.

    As with any fixed income mutual fund, the value of your investment will fluctuate in response to price movements in the bond market. Therefore you may lose money. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. The principal sources of risk for the fund are as follows:

    - INTEREST RATE RISK--The decline in bond prices that usually accompanies a rise in interest rates. Longer maturity bonds typically suffer greater declines than those with shorter maturities.

    - CREDIT RISK--The chance that a portfolio security could have its credit rating downgraded (due to such factors as changes in the issuer's financial situation) or that a bond issuer will default (the failure of an issuer to make timely payments of interest or principal), potentially reducing the fund's income level and share price. High quality bonds such as Treasury bonds and investment grade bonds have less credit risk than high-yield bonds (securities rated in the lower rating categories of recognized statistical rating agencies, such as securities rated "CCC" or lower by S&P or "Caa" or lower by Moody's or non-rated securities of comparable quality). High yield bonds are speculative since their issuers are more vulnerable to financial setbacks and recession than more credit worthy companies and are often referred to in the financial press as "junk bonds." BBB-rated bonds (and especially split-rated ones) may have speculative elements as well. High-yield bond issuers include small companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, and firms with heavy debt loads. The fund's credit risk is greater than that of a Treasury fund or one with all high-quality bonds, but less than a fund focusing entirely on high-yield bonds.

    - PREPAYMENT RISK--Asset backed securities may be subject to prepayment risk. Prepayment risk occurs when the issuer of a security can prepay principal prior to the security's maturity. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security may be difficult to predict and result in greater volatility.

    - NON-DIVERSIFIED STATUS--The fund is classified as non-diversified under the 1940 Act, which means that the fund is not limited by that Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the fund intends to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. As non-diversified portfolios, the fund may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risks with respect to its portfolio securities.

    THERE ALSO EXIST PRINCIPAL RISKS THAT ARE COMMON TO ALL OF THE DEM FUNDS AND THAT ARE NOT LISTED HERE IN THE INDIVIDUAL FUND PROFILES. PLEASE REFER TO "RISK FACTORS COMMON TO ALL FUNDS IN THIS PROSPECTUS."

PERFORMANCE INFORMATION

    The fund has not yet commenced operations so performance information is not yet available.

FEES AND EXPENSES

    The numbers in the table describe the fees and expenses that you may pay if you buy and hold shares in the fund.

                         ANNUAL FUND OPERATING EXPENSES

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price).............................        0%
Maximum Deferred Sales Charge (Load)........................        0%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and other Distributions...................................        0%
Redemption Fee(1)...........................................        0%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
  Management Fee............................................     1.25%
  Distribution (12b-1) Fee..................................      .25%
  Other expenses(3).........................................     1.25%
Total Annual Fund Operating Expenses(2).....................     2.75%
Expense Reimbursement(2)....................................     (.75)%
Net Expenses................................................     2.00%

------------------------

1   The fund imposes a $9.00 charge only on redemptions by wire transfer.

2 CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares offered by this Prospectus, to 2.00% of average daily net assets until at least December 31, 2009. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2009.

    Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the fund with the cost of investing in other funds. Although your actual costs maybe higher or lower, the table shows expenses you would pay if operating expenses remain the same exclusive of any expense limitation, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods.

1 Year*.....................................................    $203
3 Years*....................................................    $627

------------------------

* CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund attributable to the Institutional Shares to 2.00% of average daily net assets until at least December 31, 2009.

    THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                 DEM MULTI-MANAGER BOND FUND INVESTMENT PROGRAM

    This section reviews the types of securities the fund may hold and the various kinds of investment practices that the fund may use in day-to-day portfolio management. The fund's investment program is subject to further restrictions and risks described in the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGY

    The fund invests pursuant to the DEM Multi-Manager strategy in debt securities without regard to the capitalization of the issuers thereof.

    DEBT SECURITIES

    The fund's portfolio will have no maturity restrictions and the average portfolio maturity will be in the judgment of the fund's sub-advisors. The fund may invest up to 35% of its net assets in lower grade fixed income securities commonly referred to as "junk bonds" which involve a high degree of risk and are predominantly speculative. To a limited extent, the fund may also invest in equity securities.

    Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

    U.S. Government Securities are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities such as those issued by the Federal Farm Credit Banks Funding Corporation are supported only by the credit of the entity that issued them.

    Asset-Backed Securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, these securities may be subject to prepayment risk. Prepayment risk occurs when the issuer of a security can prepay principal prior to the security's maturity. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security may be difficult to predict and result in greater volatility.

    Mortgage securities include interests in pools of commercial or residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. Government or by private entities. The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their prices highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk.

    Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury. Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings.

    Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real-estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

    EQUITY SECURITIES

    Equity securities may include common stocks, preferred stocks, convertible securities and warrants. Common stocks, the most familiar type of equity security, represent an ownership interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a portfolio company's financial condition and on overall market and economic conditions. The prices of smaller capitalization companies are especially sensitive to these factors.

OTHER INVESTMENT PRACTICES

    BORROWING MONEY AND PLEDGING ASSETS

    The fund can borrow up to 33 1/3% of the value of total fund assets from banks to take advantage of investment opportunities and may pledge up to 33 1/3% of its total fund assets to secure such borrowings. The fund may purchase securities on margin up to the 33 1/3% limit on bank borrowings. The fund may also borrow an additional 5% of its total assets without regard to the 33 1/3% limitation for bank borrowings. The use of borrowings by the fund may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the fund will cause the net asset value of the fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case.

    OPTIONS

    Options (a type of potentially high risk derivative) give the fund the right (when the fund purchases the option), or the obligation (where the fund writes (sells) the option) to buy or sell an asset at a predetermined price in the future. A covered call option is a call option with respect to which the fund owns the underlying security. A put option is covered when, among other things, cash or liquid securities are placed in a segregated account with the fund's custodian to fulfill the obligation undertaken.

    The fund may buy or sell options with respect to securities that meet the fund's investment objectives, and the funds may write covered call and put option contracts with respect to such securities. The total market value of securities against which the fund writes call or put options may not exceed 15% of its net assets. The fund will not commit more than 15% of its total assets to premiums when purchasing call or put options.

    Options may not always be successful hedges and their prices can be highly volatile.

    SECURITIES LENDING/REPURCHASE AGREEMENTS

    The fund may use various investment techniques for hedging, risk management, and other investment purposes. These techniques may include, but are not limited to lending portfolio securities and entering into repurchase agreements. The fund may invest up to 20% of its assets for hedging or risk management purposes or when, in the fund's opinion, such techniques can be expected to yield a higher investment return than other investment options.

PORTFOLIO TURNOVER

    The fund generally purchases securities with the intention of holding them for investment; however, when market conditions or other circumstances warrant, the fund may purchase and sell securities without regard to the length of time held. Due to the nature of the fund's investment program, the fund's portfolio turnover rate may exceed 100%. Although the fund cannot accurately predict its turnover rate for future years, it anticipates that its annual portfolio turnover will not exceed 200%. A high turnover rate may increase transaction costs and result in additional taxable gains, which will adversly affect the fund's performance.

                    DEM MULTI-MANAGER BOND FUND SUB-ADVISORS

    The current sub-advisors of the DEM Multi-Manager Bond Fund are as follows:

       Hughes Capital Management, Inc.
       315 Cameron Street
       Alexandria, VA 22314

    Hughes Capital Management, Inc. was founded as a fixed income investment advisor in August 1993. The firm is dedicated exclusively to providing fixed income portfolio management and advisory services to private sector and public funds. Hughes has approximately $769 million in assets under management as of December 31, 1999. The portfolio managers assigned to the fund are Frankie D. Hughes, principal and Chief Investment Officer, who has over 18 years professional investment experience and Charles L. Curry, Jr., Portfolio Manager, who has 10 years of professional investment experience. Prior to forming Hughes Capital Management, Inc. in 1993, Ms. Hughes was Director of Asset Management and a member of the Investment Policy Committee for WR Lazard & Co. Prior to joining Hughes in April 1998, Mr. Curry was a member of a five-person investment team that managed a $5 billion total return bond portfolio at Sovran Capital Management, a wholly-owned subsidiary of NationsBank.

       MDL Capital Management, Inc.
       225 Ross Street, 3(rd) Floor
       Pittsburgh, PA 15219

    MDL Capital Management, Inc. was founded as a fixed income investment advisor in 1993 and has approximately $1.6 billion in assets under management as of December 31, 1999. MDL uses a disciplined team approach to actively manage its portfolios. Day to day management of the fund's assets assigned to MDL is the responsibility of MDL's investment committee.

       NCM Capital Management Group, Inc.
       103 W. Main Street, Suite 400
       Durham, NC 27701-3638

    NCM Capital Management Group, Inc. was founded in 1986, has been a fixed income investment advisor since 1987 and has approximately $5.7 billion in assets under management as of December 31, 1999. NCM provides equity, fixed income and balanced portfolio management services to over sixty-five clients representing all sectors of the institutional investment management industry, including acting as sub-advisor to investment companies registered under the Investment Company Act of 1940. The portfolio manager assigned to the fund is Paul Van Kampen, NCM's Director of Fixed Income, who has over four years experience with NCM Capital Management in providing fixed income investment advice. Prior to joining NCM, Mr. Van Kampen was Executive Director of Aon Advisors, Inc. for eight years.

       Seix Investment Advisors, Inc.
       388 Market Street, Suite 500
       San Francisco, CA 94111

    Seix Investment Advisors, Inc. was founded as a fixed income investment advisor in 1992 and has approximately $5.2 billion in assets under management as of December 31, 1999. Seix is an opportunistic, bottom-up, value manager that invests in the U.S. fixed income market. Day to day management of the fund's assets assigned to Seix is the responsibility of Seix's investment committee.

                    RISK FACTORS APPLICABLE TO ALL DEM FUNDS

    In addition to the risks discussed in the description of each fund, the following risk factors are common to all of the DEM Funds:

OPTIONS RISK

    Each of the DEM Funds may invest up to 15% of its total assets, represented by the premium paid, in the purchase of options in respect of specific securities in which such fund may invest. The principal reason for writing options is to realize, through the receipt of premiums, a greater return then would be realized on portfolio securities alone. The use of options involves certain investment risks and transaction costs. These risks include: dependence on the ability of CCM and sub-advisors, in the case of the DEM Multi-Manager Funds, to predict movements in the prices of individual securities (except DEM Index Fund), fluctuations in the securities markets in general and movements in interest rates; imperfect correlation between movements in the price of options and movements in the price of the security or securities hedged or used for cover; the fact that skills and techniques needed to trade options are different from those needed to select securities in which the funds invest; and lack of assurance that a liquid secondary market will exist for any particular option at any particular time.

DERIVATIVE RISK

    The funds may hold derivative securities to hedge or enhance a particular type of exposure, such as to rising or falling interest rates. Since some derivatives are unusually volatile, a small position can cause a significant loss.

LEVERAGE RISK

    The funds may borrow to invest in additional securities. The use of borrowings may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the funds borrow or otherwise use leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the funds will cause the net asset value of the funds' shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the funds, the net asset value of the funds' shares will decrease faster than would otherwise be the case. To reduce these risks, with the exception of the DEM Index Fund, each of the funds will limit its borrowings to 33 1/3 % of the value of such fund's total assets. If any of the funds' asset coverage for borrowings falls below 300%, the fund will take prompt action to reduce its borrowings. The DEM Index Fund will limit its borrowings to 5% of the value of its total assets. Each fund may also borrow an additional 5% of its total assets without regard to the limitation for bank borrowings.

LIQUIDITY RISK

    NOT APPLICABLE TO DEM INDEX FUND

    Because, with the exception of the DEM Index Fund, each fund is permitted to invest up to 15% of its net assets in illiquid securities, the funds are also subject to liquidity risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time and price that the fund would like. Illiquid Securities include securities which have not been registered under the Securities Act, sometimes referred to as private placements, and are purchased directly from the issuer or in the secondary market. Illiquid Securities may involve a high degree of business and financial risk and may result in substantial losses. These securities are less liquid than publicly traded securities, and the fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Therefore the fund may have to accept a lower price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management and performance.

POTENTIAL CONFLICT OF INTEREST

    The funds may utilize the funds' distributor, The Chapman Co., a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the NASD, and broker-dealer affiliates of sub-advisors of the DEM Multi-Manager Funds in connection with the purchase or sale of portfolio securities in certain circumstances. CCM is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Mr. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of The Chapman Funds, Inc., is also the President and Chairman of the Board of Directors of CCM and Chapman Capital Management Holdings, Inc. The Chapman Co. is a wholly-owned subsidiary of Chapman Holdings, Inc. Mr. Nathan A. Chapman, Jr. is also the President and Chairman of the Board of Directors of The Chapman Co. and Chapman
Holdings, Inc. Mr. Chapman owns a majority of the outstanding voting securities of each of Chapman Capital Management Holdings, Inc. and Chapman Holdings, Inc. Accordingly, these relationships represent a potential conflict of interest with respect to commissions and other fees on brokerage transactions conducted on the funds' behalf by The Chapman Co. Similar potential conflicts of interest may arise with respect to the use of affiliates of sub-advisors for the purchase or sale of portfolio securities. The Board of Directors has adopted procedures in compliance with the 1940 Act to address such potential conflicts. Furthermore, at least 40% of the members of Board of Directors of The Chapman Funds, Inc. must be disinterested under the 1940 Act.

THE YEAR 2000 PROCESSING ISSUE

    Many computer programs use two digits rather than four to identify the year. Unless adapted, these programs will not correctly handle the change from "99" to "00" during the Year 2000 and will not be able to perform necessary functions. The Year 2000 issue affects virtually all companies and organizations, including mutual funds and their investment advisors.

    CCM has taken steps to insure that its major computer systems are capable of Year 2000 processing, including assessing, testing, and modifying its own systems and confirming that its and the funds' service providers are Year 2000 compliant. CCM has also prepared a contingency plan intended to ensure that third party noncompliance will not materially affect its operations or the funds.

    Companies, organizations, governmental entities and markets in which the funds invest will be affected by the Year 2000 issue, but at this time, we cannot predict the degree of impact. To the extent the effect is negative, the funds' returns could be adversely affected.

                                  YOUR ACCOUNT

PURCHASING SHARES

    You may purchase institutional shares of the funds only through institutions such as broker-dealers, financial institutions, depository institutions, retirement plans and other financial intermediaries that act as institutional stockholders of record with respect to the funds. The funds may make institutional shares available to other investors in the future. Each institution separately determines the rules applicable to its customers that invest in institutional shares including minimum initial and subsequent investment requirements, and the procedures investors must follow to effect purchases, redemptions and exchanges of institutional shares.

    In order to invest in institutional shares of the funds, you must place an order with an institution. The institution is then responsible for prompt transmission of the order to the funds' transfer agent, as set forth below.

    Institutions can purchase institutional shares directly from the funds by mail, by telephone or by bank wire. There is no sales load in connection with the purchase of institutional shares. Each of the funds requires a minimum initial investment in institutional shares of $25,000 with no minimum subsequent investment; however the funds do not require a minimum investment for qualified retirement plans. The funds reserve the right to vary the initial investment minimum and minimums for subsequent investments at any time.

BY MAIL

    To make an initial investment, an institution should send the investment shares application for the appropriate fund and its check (drawn on a U.S. bank and payable in U.S. dollars) to:

       --------------------- Institutional Shares (Insert appropriate fund name)

       c/o PFPC, Inc.
       211 S. Gulph Road
       P.O. Box 61767
       King of Prussia, PA 19406

       DEM Equity Fund Institutional Shares
       DEM Index Fund Institutional Shares
       DEM Multi-Manager Equity Fund Institutional Shares
       DEM Multi-Manager Bond Fund Institutional Shares

    To make a subsequent investment in an existing account, an institution should send the stub from its account statement and its check (drawn on a U.S. bank and payable in U.S. dollars) to:

       --------------------- Institutional Shares (Insert appropriate fund name) c/o PFPC, Inc.
       211 S. Gulph Road
       P.O. Box 61767
       King of Prussia, PA 19406

    Please make your check payable to, as appropriate:

DEM Equity Fund Institutional Shares
DEM Index Fund Institutional Shares
DEM Multi-Manager Equity Fund Institutional Shares
DEM Multi-Manager Bond Fund Institutional Shares

BY WIRE

    To make a same day wire investment, an institution should call (800) 441-6580 by 12 noon (Eastern Time).

    The following information will be required to open an account:

    - Name and address for account registration

    - Tax identification number

    - Amount of wire transfer

    - Name of bank

    The institution should contact its bank with instructions to transmit funds to:

       Boston Safe Deposit & Trust
       ABA# 011001234
       Credit: (Insert name of Fund)
       Account #: 000795
       FBO: (Insert shareholder name and new account number)

    The institution's bank may charge a wire fee.

    To open a new account, an institution should mail its completed application to The Chapman Funds, Inc.

BY EXCHANGE

    To request an exchange of shares from one fund into shares of another fund offered by The Chapman Funds, Inc., an institution must call (800) 441-6580 or send a written request to:

       --------------------- Institutional Shares (Insert appropriate fund name) c/o PFPC, Inc.
       211 S. Gulph Road
       P.O. Box 61767
       King of Prussia, PA 19406

       DEM Equity Fund Institutional shares
       DEM Index Fund Institutional Shares
       DEM Multi-Manager Equity Fund Institutional Shares
       DEM Multi-Manager Bond Fund Institutional Shares

    NOTE: AN EXCHANGE MUST BE MADE BY MAIL IF A NEW ACCOUNT MUST BE OPENED OR THE ACCOUNTS ARE NOT IDENTICALLY REGISTERED.

IMPORTANT INFORMATION ABOUT EXCHANGE PRIVILEGES

    - If an institution exchanges shares of one fund for shares of another fund by telephone, we will register the new shares in the same manner as the shares for which they were exchanged.

    - A fund may change or cancel exchange policies at any time, upon 60 days' notice to stockholders and can terminate the telephone exchange privilege at any time.

    - An exchange of shares is treated like a sale of those shares; therefore an institution may realize capital gain or loss for federal income tax purposes when shares are exchanged.

    - Exchanges will be required to meet the minimum initial investment requirement of each fund.

REDEEMING SHARES

    You may redeem your institutional shares at any time by contacting the institution through which your institutional shares were purchased. Institutions are responsible for the prompt transmission of redemption requests to PFPC, Inc. (the funds' transfer agent; PFPC ). Institutions can redeem institutional shares at any time by mail, by telephone or by wire instructions (which must include the institution's name and account number.)

    HOW YOU CAN RECEIVE PROCEEDS FROM A REDEMPTION

    If PFPC receives an institution's request by 4 p.m. (Eastern Time) in correct form, proceeds are usually sent within one business day. Proceeds can be sent to institutions by mail or by wire. There is a $9.00 charge for redemptions by wire, which is deducted from redemption proceeds.

    Under certain circumstances and when deemed by a fund to be in its best interests, PFPC may not send the proceeds to the institution for up to seven days after the transfer agent receives an institution's sale request.

    If an institution redeems shares that it just purchased and paid for by check, PFPC will process the redemption request but will generally delay sending the proceeds for up to 15 days to allow the check to clear. This hold does not apply to certified and cashier's checks.

    REDEMPTIONS OVER $250,000

    Large sales can adversely affect the ability of a fund to implement its investment strategies by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, an institution redeems more than $250,000, or its sale amounts to more than 1% of net assets, in any one fund, the affected fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund's portfolio.

KEEPING AN ACCOUNT OPEN

    Due to the relatively high cost to the funds of maintaining small accounts, we ask institutions to maintain an account balance of at least $25,000. If an account balance is below $25,000, we have the right to close the account after giving the institution 60 days in which to increase the balance.

HOW AND WHEN SHARES ARE PRICED

    The share price (also called "net asset value" or "NAV") for each fund is generally calculated at 4 p.m. (Eastern Time) each day The New York Stock Exchange is open for business. To calculate the NAV of the institutional shares, the institutional shares' pro rata share of fund assets is valued and totaled, the institutional shares' pro rata share of fund liabilities is subtracted, and the balance, called net assets, is divided by the number of institutional shares outstanding. In general, the funds' assets are valued at their market price.

HOW THE PURCHASE OR REDEMPTION PRICE IS DETERMINED

    If PFPC receives an institution's request to purchase, redeem or exchange shares in a fund in the correct form by 4 p.m. (Eastern Time) we will price the transaction at that day's NAV. If PFPC receives an institution's request after 4 p.m., we will price the transaction at the next business day's NAV.

    NOTE: THE TIME AT WHICH TRANSACTIONS AND SHARES ARE PRICED AND THE TIME UNTIL WHICH ORDERS ARE ACCEPTED MAY BE CHANGED IN CASE OF AN EMERGENCY OR IF THE NEW YORK STOCK EXCHANGE CLOSES AT A TIME OTHER THAN 4 P.M.

                            DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

    Dividend distributions are reinvested in additional fund shares in an institution's account unless it selects another option on its investment application. The advantage of reinvesting distributions arises from compounding, that is, the institution receives income dividends and capital gain distributions on a rising number of shares.

    - Each of the funds calculates its dividends, if any, from net investment income. Net investment income includes interest accrued and dividends earned on the fund's portfolio securities for the applicable period less applicable expenses.

      (NOT APPLICABLE TO DEM MULTI-MANAGER BOND FUND) Each fund declares dividends, if any, from its investment income quarterly.

    - (APPLICABLE ONLY TO DEM MULTI-MANAGER BOND FUND) The fund declares dividends from net investment income daily to stockholders of record as of 12 noon (Eastern Time) on that day. The fund will also credit stockholders with a dividend on the business day on which a purchase order for the shares is effective, provided that an institution notifies the fund of its intention to invest by 12 noon and the fund receives a wire payment by 4 p.m.

    - Each fund distributes net realized capital gains annually unless such capital gains are used to offset losses carried forward from prior years, in which case no such capital gains will be distributed.

    - Fund shares will earn dividends through the date of redemption.

TAX INFORMATION

    An institution needs to be aware of the possible tax consequences when:

    - It redeems fund shares, including an exchange from one fund to another.

    - The fund makes a distribution to its account.

    TAXES ON REDEMPTIONS

    When an institution redeems shares in one of the funds, it may realize a gain or loss. An exchange from a fund to another fund is still a redemption for tax purposes.

    After the end of the tax year, we will send an institution a Form 1099-B for each fund in which it owned shares during the year indicating the date and amount of each redemption made in the fund during the prior year. The fund will also report this information to the IRS.

    TAXES ON DISTRIBUTIONS

    Distributions are taxable whether reinvested in additional shares or received in cash. Dividends from the funds' long-term capital gains may qualify as capital gains and may be taxed at preferential income tax rates. Dividends from other sources are generally taxable as ordinary income.

    After the end of the fund's tax year, we will send an institution a Form 1099-DIV for each fund in which it owned shares during the year indicating the tax status of any dividend and capital gain distributions made to such institution. We will also report this information to the IRS. Distributions made by a fund are generally taxable to an institution for the year in which they were paid. Certain dividends paid in January, however, may be taxable as if they had been paid in the previous December.

                                   MANAGEMENT

THE INVESTMENT ADVISOR

    Chapman Capital Management, Inc., CCM, serves as the investment advisor to each of the funds pursuant to a separate advisory and administrative services agreement with each fund. CCM was established in 1988 and is located at the World Trade Center - Baltimore, Suite 2800, 401 East Pratt Street, Baltimore, Maryland 21202.

    CCM has been an investment advisor since 1988. CCM served as the investment advisor of DEM, Inc., a closed-end company that invested in DEM securities from 1995 until its dissolution in 1998, and currently serves as the investment advisor for The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund in addition to the four funds described in this prospectus. The Chapman Institutional Cash Management Fund is not currently active. In addition, CCM serves as portfolio manager to a private fund and private accounts. As of December 31, 1999, CCM had approximately $771 million in assets under management.

    CCM provides investment advice to the funds and, in general, conducts the management and investment programs of the funds in accordance with each fund's investment objectives, policies and restrictions.

THE MANAGEMENT FEE

    Each of the funds pays CCM an annual advisory fee and administration fee, based on the following percentages of the fund's average daily net assets:

                                                        ADVISORY   ADMINISTRATION
                                                        --------   --------------
DEM Equity Fund.......................................     .90%          .15%
DEM Index Fund........................................     .90%          .15%
DEM Multi-Manager Equity Fund.........................    1.25%          .15%
DEM Multi-Manager Bond Fund...........................    1.25%          .15%

PORTFOLIO MANAGEMENT

    Nathan A. Chapman, Jr. has been the president of CCM since 1988 and is primarily responsible for the management of the funds' assets and, with respect to the DEM Multi-Manager Funds, the selection and supervision of sub-advisors.

    Mr. Chapman has served as President and Chairman of the Board of Directors of The Chapman Funds, Inc. since its organization in 1988. In addition, Mr. Chapman founded The Chapman Co., the funds' distributor, in 1987 and has been its President since its inception. The Chapman Co. is a full-service brokerage and investment banking firm. As Mr. Chapman is the president of a brokerage and investment banking firm, he does not devote his full time to the management of the funds' portfolios.

DISTRIBUTION

    The Chapman Co., an affiliated broker-dealer of CCM and the funds, distributes (sells) shares of all of the DEM funds.

    The funds have adopted a plan under rule 12b-1 of the Investment Company Act of 1940 pursuant to which the funds pay The Chapman Co. a stockholder service fee and a distribution fee to cover the sale of its shares and for services provided to stockholders. The 12b-1 fees paid by the funds are detailed in the Fund Expenses sections of this prospectus.

    Because these fees are paid out of the funds' assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

BROKERAGE

    In placing portfolio trades, CCM may use The Chapman Co. and, with respect to the DEM Multi-Manager Funds, the sub-advisors may use broker dealers with whom they are affiliated, but only when the CCM or the respective sub-advisor believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

STOCKHOLDER SERVICES

    PFPC serves as the funds' transfer and dividend paying agent and accounting agent and provides shareholder services, including record-keeping, and statements, distribution of dividends and processing of purchase and redemption requests to institutional stockholders of record. Institutional stockholder of record inquiries should be addressed to:

       PFPC, Inc.
       211 S. Gulph Road

       P.O. Box 61767
       King of Prussia, PA 19406
       (800) 441-6580

    Inquiries of individual investors should be directed to the institution from which institutional shares were purchased by such investor.

CUSTODIAN

    UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as the custodian for the funds' portfolio securities.

                                   APPENDIX A

DEM INDEX
COMPONENT SECURITIES

TICKER  NAME
------  ----
ALSI    ADVANTAGE LEARNING SYS INC
ADVS    ADVENT SOFTWARE INC
ALSC    ALLIANCE SEMICONDUCTOR CORP
ATGN    ALTIGEN COMMUNICATIONS INC
AWK     AMERICAN WATER WORKS INC
AMKR    AMKOR TECHNOLOGY INC
APAT    APA OPTICS INC
APNT    APPNET INC
ARSC    ARIS CORP/WA
ASDV    ASPECT DEVELOPMENT INC
CGO     ATLAS AIR INC
ADSK    AUTODESK INC
AVNT    AVANT CORP
BVSN    BROADVISION INC
CATY    CATHAY BANCORP
CBSI    COMPLETE BUSINESS SOLUTIONS
CYSV    CYSIVE INC
DK      DONNA KARAN INTL INC
DORL    DORAL FINANCIAL CORP
DSET    DSET CORP
EGAN    EGAIN COMMUNICATIONS
ELBO    ELECTRONICS BOUTIQUE HLDG CP
ESST    ESS TECHNOLOGY INC
ETH     ETHAN ALLEN INTERIORS INC
FBP     FIRST BANCORP P R
FISB    FIRST INDIANA CORP
GBCB    GBC BANCORP/CA
GMST    GEMSTAR INTERNATIONAL GROUP
GNLB    GENELABS TECHNOLOGIES INC
GDW     GOLDEN WEST FINANCIAL CORP
GBTVK   GRANITE BROADCASTING
HABK    HAMILTON BANCORP
HOLL    HOLLYWOOD.COM INC -CL A
ITWO    I2 TECHNOLOGIES INC
ICUI    ICU MEDICAL INC
IMRS    IMRGLOBAL CORP
INFA    INFORMATICA CORP
INSP    INFOSPACE COM INC

IUSA    INFOUSA INC
TICKER  NAME
------  ----
ITIG    INTELLIGROUP INC
IBOC    INTL BANCSHARES CORP
KEYN    KEYNOTE SYSTEMS INC
KMAG    KOMAG INC
LSCC    LATTICE SEMICONDUCTOR CORP
MRBA    MARIMBA INC
MSO     MARTHA STEWART LIVING OMNIMD
MTZ     MASTEC INC
MAST    MASTECH CORP
MIGI    MERIDIAN INS GROUP INC
MOVA    MOVADO GROUP INC
NPK     NATIONAL PRESTO INDS INC
NATR    NATURES SUNSHINE PRODS INC
NFF     NEFF CORP
NMGC    NEOMAGIC CORP
NEO     NEOPHARM INC
NTIQ    NETIQ CORP
NVDA    NVIDIA CORP
OAOT    OAO TECHNOLOGY SOLUTIONS INC
OMGA    OMEGA RESEARCH INC
OMKT    OPEN MARKET INC
OFG     ORIENTAL FINANCIAL GROUP
FIBR    OSICOM TECHNOLOGIES INC
PCCC    PC CONNECTION INC
PSEM    PERICOM SEMICONDUCTOR CORP
PCLE    PINNACLE SYSTEMS INC
BPOP    POPULAR INC
PRTL    PRIMUS TELECOMM GROUP INC
PXCM    PROXICOM INC
PRN     PUERTO RICAN CEMENT CO INC
QADI    QAD INC
PASA    QUEPASA.COM INC
RGFC    R&G FINANCIAL CORP -CL B
ROIA    RADIO ONE INC
RENG    RESEARCH ENGINEERS INC
SPNW    SHOPNOW.COM INC
SIEB    SIEBERT FINANCIAL CORP
SIGM    SIGMA DESIGNS INC

TICKER  NAME
------  ----
SSTI    SILICON STORAGE TECHNOLOGY
SBSA    SPANISH BROADCASTING SYS INC
SPLT    SPLITROCK SERVICES INC
STRM    STARMEDIA NETWORK INC
STGC    STARTEC GLOBAL COMMUNICTNS
SYNT    SYNTEL INC
TR      TOOTSIE ROLL INDS
TRID    TRIDENT MICROSYSTEMS INC
UVN     UNIVISION COMMUNICATIONS INC

VALU    VALUE LINE INC
TICKER  NAME
------  ----
VITR    VITRIA TECHNOLOGY
WAC     WARNACO GROUP INC -CL A
WTSLA   WET SEAL INC -CL A
SAGI    SAGE INC
ACOM    AGENCY.COM LTD
NTCR    NETCREATIONS INC
SNWL    SONICWALL INC
OAKT    OAK TECHNOLOGY INC
IMAN    IMANAGE INC
NTCT    NETSCOUT SYSTEMS INC
VIAD    VIADOR INC

    A Statement of Additional Information which contains additional information about the funds has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about market conditions and the funds' investment strategies that significantly affected the funds' performance during their last fiscal year are available in the annual and semi-annual stockholder reports. To obtain free copies of any of these documents, call (800) 752-1013. For stockholder inquiries, call The Chapman Co. at (800) 752-1013 or PFPC, Inc. at (800) 441-6580.

    Fund reports and Statements of Additional Information are also available from the Securities and Exchange Commission by sending an electronic request to publicinfo@SEC.gov by writing the SEC's Public Reference Section, Washington, D.C. 20549-6009 (you will be charged a duplicating fee); by visiting the SEC's public reference room (call (202) 942-8090 for hours of operation); or by consulting the SEC's web site at www.sec.gov.

          Statement of Additional Information Dated: February 29, 2000

                                 DEM EQUITY FUND
                                 DEM INDEX FUND
                          DEM MULTI-MANAGER EQUITY FUND
                           DEM MULTI-MANAGER BOND FUND

                                 INVESTOR SHARES
                              INSTITUTIONAL SHARES

                         WORLD TRADE CENTER - BALTIMORE
                        401 EAST PRATT STREET, SUITE 2800
                            BALTIMORE, MARYLAND 21202
                    TELEPHONE: (410) 625-9656, (800) 752-1013


This Statement of Additional Information of the DEM Index Fund, DEM Equity Fund, DEM Multi-Manager Equity Fund, and DEM Multi-Manager Bond Fund (collectively the "Funds" and each, a "Fund") is not a prospectus and is only authorized for distribution when preceded or accompanied by the Funds' Investor Shares Prospectus or Institutional Shares Prospectus dated the same date as this Statement of Additional Information (each is referred to herein as the "Prospectus"). This Statement of Additional Information contains additional information to that set forth in the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge by writing The Chapman Co., World Trade Center - Baltimore, 401 East Pratt Street, Suite 2800, Baltimore, Maryland 21202, or calling at
(410) 625-9656, (800) 752-1013.

                                TABLE OF CONTENTS

------------------------------------------------------------------------------------
Investment Objective And Policies. . . . . B-2   Portfolio Transactions . . . . B-22
Investment Program . . . . . . . . . . . . B-3   Taxation . . . . . . . . . . . B-23
Management . . . . . . . . . . . . . . . . B-8   Capital Stock. . . . . . . . . B-25
Purchase of Shares . . . . . . . . . . . . B-19  Performance Information. . . . B-26
Control Persons and                              Counsel to the Company . . . . B-27
   Principal Holders of Securities . . . . B-19  Independent Auditors . . . . . B-27
Redemption of Shares . . . . . . . . . . . B-21  Financial Statements . . . . . F-1
------------------------------------------------------------------------------------

Domestic Emerging Markets-Registered Trademark- and DEM-Registered Trademark-are registered trademarks and DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM-are trademarks of Nathan A. Chapman, Jr.

               A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

                        INVESTMENT OBJECTIVE AND POLICIES

Each of the Funds is a series of The Chapman Funds, Inc., a Maryland Corporation (the "Company") that is an open-end, management investment company known as a series fund (the Funds and each other series of the Company are herein referred to as a "Series"). Each of the Funds is considered non-diversified under the Investment Company Act of 1940 (the "1940 Act").

The DEM EQUITY FUND invests pursuant to the DEM Strategy in the securities of emerging DEM companies to achieve its investment objective of aggressive long-term growth through capital appreciation. The Domestic Emerging Markets, or DEM, Strategy consists of investing in companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories ("DEM Companies").

The DEM INDEX FUND is designed to mirror as closely as possible the performance of the DEM Index. The DEM Index is an index designed to track the performance of the DEM Universe which is comprised of the stocks of 100 DEM Companies which are in the DEM Universe.

The DEM MULTI-MANAGER EQUITY FUND invests pursuant to the DEM Multi-Manager Strategy and seeks aggressive long-term growth through capital appreciation by investment in companies deemed to possess strong growth characteristics. Under DEM Multi-Manager strategy, a Fund's assets are managed by multiple sub-advisers selected by Chapman Capital Management, Inc., the Funds' investment adviser (the "Investment Advisor"). The Investment Advisor aggressively recruits qualified sub-advisers that are DEM Companies; however, the Investment Advisor will not discriminate on the basis of race, gender or national origin in the selection of sub-advisers.

The DEM MULTI-MANAGER BOND FUND invests pursuant to the DEM Multi-Manager Strategy and seeks high current income with the potential for capital appreciation through investment in corporate income securities. The Fund's portfolio will have no maturity restrictions and the average portfolio maturity will be in the judgment of the Fund's sub-advisers. The Fund may invest up to 35% of its net assets in lower grade fixed income securities commonly referred to as "junk bonds" which involve a high degree of risk and are predominantly speculative.

The following information supplements the discussion of the investment policies of the Funds found under "INVESTMENT OBJECTIVES" in the Prospectus.

                               INVESTMENT PROGRAM

OPTIONS TRANSACTIONS


With the exception of the DEM Index Fund, each Fund may invest up to 15% of its total assets, represented by the premium paid, in the purchase of call and put options in respect of specific securities in which it may invest. The DEM Index Fund may invest up to 15% of its total assets, represented by the premium paid, in the purchase of call options in respect of specific securities in which it may invest. A Fund may write covered call and put option contracts to the extent of 15% of the value of its net assets at the time such option contracts are written. The principal reason for writing covered call options is to realize, through the receipt of premiums, a greater return then would be realized on their portfolio securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options ordinarily will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the time the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Fund may write (a) in-the-money call options when it expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when it expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when it expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

So long as a Fund's obligation as the writer of an option continues, it may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

While it may choose to do otherwise, a Fund generally will purchase or write only those options for which it believes there is an active secondary market so as to facilitate closing transactions. There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that otherwise may interfere with the timely execution of customers' orders, will recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange or the Nasdaq National Market and the securities underlying covered call options written by the Funds as illiquid securities subject to the Funds' investment limitation on illiquid securities as set forth below. See "RISK FACTORS APPLICABLE TO ALL DEM FUNDS - Options Risk" in the Prospectus.

NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

A Fund may not invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market and securities that are restricted securities as defined in Rule 144 under the Securities Act ("Illiquid Securities"). Illiquid Securities include securities which have not been registered under the Securities Act, sometimes referred to as private placements, and are purchased directly from the issuer or in the secondary market. Investment companies do not typically hold a significant amount of restricted securities or other Illiquid Securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and an investment company might be unable to dispose of restricted or other Illiquid Securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also be required to register Illiquid Securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede a public offering of such securities.

Although the Funds believe that investments in Illiquid Securities may offer the opportunity for significant capital gains, these investments involve a high degree of business and financial risk that can result in substantial losses in the portion of their respective portfolios invested in these investments. Among these are the risks associated with companies in an early stage of development or with little or no operating history, companies operating at a loss or with substantial variation in operating results from period to period, companies with the need for substantial additional capital to support expansion or to maintain their competitive positions, or companies with significant financial leverage. Such companies may also face intense competition from others including those with greater financial resources or more extensive development, manufacturing, distribution or other attributes, over which the Funds will have no control.

LOANS OF SECURITIES

Each of the Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations, but the Funds will not lend securities to any affiliate of the Investment Advisor or any sub-adviser unless the lending Fund applies for and receives specific authority to do so from the Securities and Exchange Commission (the "SEC"). The Funds' loans of securities are collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in segregated accounts in amounts equal to the current market value of the loaned securities. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. Each Fund adheres to the following conditions whenever it lends its securities: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower, which amount of collateral is maintained by daily marking to market; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and
(6) voting rights on the loaned securities may pass to the borrower, except that, if a material event adversely affecting the investment in the loaned securities occurs, the Fund must terminate the loan and regain its right to vote the securities. Up to 20% of a Fund's assets may be invested pursuant to such techniques for hedging and risk management purposes or when the Fund believes such techniques can be expected to yield a higher investment return than other investment options.

REPURCHASE AGREEMENTS

A Fund may enter into "repurchase agreements" pertaining to the securities in which it may invest with securities dealers or member banks of the Federal Reserve System. A repurchase agreement arises when a buyer such as a Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate which is effective for the period of time the buyer's money is invested in the security and which is related to the current market rate rather than the coupon rate on the purchased security. Such agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. A Fund entering into a repurchase agreement requires continual maintenance by its custodian for its account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the resale price. In the event a vendor defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a vendor's bankruptcy, the Fund might be delayed in, or prevented from, selling the collateral for the Fund's benefit. The Board of Directors has established procedures, which are periodically reviewed by the Board, pursuant to which the Investment Advisor monitors the creditworthiness of the dealers and banks with which the Funds enter into repurchase agreement transactions.

AMERICAN DEPOSITORY RECEIPTS
[DEM Multi-Manager Equity only]

American Depository Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

FUNDAMENTAL POLICIES

The following investment restrictions are fundamental to each Fund and cannot be changed with respect to a Fund without the approval of holders of a majority of such Fund's outstanding voting shares, which, as used here, means the lesser of
(i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares. A Fund's investment policies that are not designated fundamental policies may be changed by a Fund without stockholder approval. The percentage limitations set forth below, as well as those described in the Prospectus, are measured and applied only at the time an investment is made or other relevant action is taken by a Fund.

The investment policies prohibit each Fund from:

     (1)(A) (Excluding DEM Index Fund) Issuing senior securities, borrowing money or pledging its assets, except that: (i) a Fund may borrow from banks in amounts aggregating not more than 33 1/3% of the value of the Fund's total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings; (ii) a Fund may purchase securities on margin pursuant to margin arrangements with banks up to the limits set forth in (i) for bank borrowings; and (iii) a Fund may borrow an additional 5% of the Fund's total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions.

     (B) (DEM Index Fund Only) Issuing senior securities, borrowing money or pledging its assets, except that: (i) a Fund may borrow from banks in amounts aggregating not more than 5% of the value of the Fund's total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 5% of the value of its total assets to secure such borrowings; (ii) a Fund may purchase securities on margin pursuant to margin arrangements with banks up to the limits set forth in (i) for bank borrowings; and (iii) a Fund may borrow an additional 5% of the Fund's total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions.

     (2) Engaging in the business of underwriting securities issued by other persons, except that to the extent a Fund is permitted to invest in Illiquid Securities (currently, a Fund may not invest more than 15% of its net assets in Illiquid Securities), a Fund may be deemed to act as an underwriter to portfolio companies.

     (3) Concentrating investments in particular industries. The policy of each Fund is not to concentrate investments, i.e., to limit its investment in any one industry, so that it will make no additional investment in any industry if such investment would result in such Fund having over 25% of the value of its assets at the time in such industry (The Domestic Emerging Markets market segment is not considered an industry for this purpose).

     (4)(A) (Excluding DEM Multi-Manager Bond Fund) Engaging in the purchase and sale of real estate or real estate or mortgage-backed securities.

     (B) (DEM Multi-Manager Bond Fund Only) Engaging in the purchase and sale of real estate or real estate or mortgage-backed securities, except that a Fund may purchase and sell debt, debt securities and other instruments that are secured by real estate and real estate acquired as a result of foreclosure upon such instruments.

     (5) Purchasing or selling commodities or commodities contracts except that a Fund may enter into futures contracts and options thereon and may invest in index futures contracts, and options on index futures contracts to the extent that not more than 5% of a Fund's net assets are required as margin deposit for futures contracts and not more than 15% of a Fund's net assets are invested in futures and options at any time.

     (6) Making loans to others, except through the purchase of qualified (publicly distributed bonds, debentures or other securities) debt obligations, the entry into repurchase agreements and loans of portfolio securities consistent with a Fund's investment objectives and policies.

     (7) (Excluding DEM Multi-Manager Equity Fund and DEM Multi-Manager Bond
Fund) Investing in foreign securities (other than American Depository Receipts).

OTHER INVESTMENT POLICIES

The policy of each Fund is not to invest its funds for the purpose of purchasing working control in companies except when and if, in the judgment of the Investment Advisor, or with respect to the DEM Multi-Manager Funds, one of the sub-advisers, such investment is deemed advisable. This policy, which is established by the Board of Directors, is subject to change without stockholder approval.

                                   MANAGEMENT

BOARD OF DIRECTORS

Each Fund is managed by the Company's Board of Directors. The Board of Directors approves all significant agreements between a Fund and other Series of the Company and between the Fund and persons who furnish services to the Fund, including the Fund's agreements with the Investment Advisor, the Funds' distributor, The Chapman Co., and, with respect to the DEM Multi-Manager Funds, the sub-advisers. The Board of Directors delegates to the Company's officers and the Investment Advisor responsibility for day-to-day operations of the Funds. All of the officers of the Company are directors, officers or employees of the Investment Advisor or The Chapman Co.

The Directors and executive officers of the Company are listed below.

-------------------------------------------------------------------------------------------------------------
                                       Position(s)
                                        Held with                        Principal Occupations
          Name and Address               Company       Age                During Past 5 Years
          ----------------               -------       ---                -------------------
-------------------------------------------------------------------------------------------------------------
* Nathan A. Chapman, Jr.               President,       42      President and Director since 1986 of The
                                       Director and             Chapman Co.  President and Director since
                                       Chairman of              1988 of Chapman Capital Management, Inc.
                                       the Board                President and Director of Chapman Holdings,
                                                                Inc. since 1997.  President and Director of
                                                                Chapman Capital Management Holdings, Inc.
                                                                since 1998.
-------------------------------------------------------------------------------------------------------------
Dr. Glenda Glover                      Director         46      Dean of School of Business, Jackson State
                                                                University since 1994. Chairperson of
                                                                Accounting Department, Howard University
                                                                from 1990 through 1994.
-------------------------------------------------------------------------------------------------------------
*Dr. Benjamin Hooks                    Director         74      Executive Director of the NAACP from 1977
                                                                through 1993.
-------------------------------------------------------------------------------------------------------------



                                       8


-------------------------------------------------------------------------------------------------------------
Wilfred Marshall                       Director         64      President, Marshall Enterprises since
                                                                1994.  Director, Mayor's Office of Small
                                                                Business Assistance - City of Los Angeles
                                                                1981 to 1994.
-------------------------------------------------------------------------------------------------------------
David Rivers                           Director         56      Director of Community Development Medical
                                                                University of South Carolina Environmental
                                                                Hazards Assessment Program since 1994;
                                                                President, Research Planning and Management
                                                                from 1991 to 1994.
-------------------------------------------------------------------------------------------------------------
*Lottie A. Shackleford                 Director         58      Executive Vice President of Global USA
                                                                since 1994.  City Director of Little Rock,
                                                                Arkansas, 1978 to 1992.  Director of
                                                                Chapman Holdings, Inc. since 1998.
-------------------------------------------------------------------------------------------------------------
Ronald A. White                        Director         50      Senior Partner, Ronald A. White, P.C.,
                                                                since 1982.
-------------------------------------------------------------------------------------------------------------
Earl U. Bravo, Sr.                     Secretary        52      Mr. Bravo has been employed in various
                                       and                      senior executive positions with The Chapman
                                       Assistant                Co. and Chapman Capital Management, Inc.
                                       Treasurer                since 1990.
-------------------------------------------------------------------------------------------------------------
M. Lynn Ballard                        Treasurer        57      Ms. Ballard has been employed as a senior
                                       and                      financial executive of The Chapman Co. and
                                       Assistant                Chapman Capital Management Inc. since 1990.
                                       Secretary
-------------------------------------------------------------------------------------------------------------

* Directors deemed to be "interested persons" of the Company for purposes of the Investment Company Act of 1940, as amended (the "1940 Act") are indicated by an asterisk.

The address of each Director and officer is World Trade Center - Baltimore, 401
E. Pratt Street, Suite 2800, Baltimore, Maryland 21202.

The Company, Chapman Capital Management and The Chapman Co. have adopted a code of ethics in accordance with the requirements of Rule 17j-1(a) under the 1940 Act. The code prohibits all officers or employees of the Company, Chapman Capital Management and The Chapman Co. and their respective affiliates or subsidiaries from engaging (with certain exceptions) in any securities transactions without approval. In addition, directors of the Company who are deemed to be "interested persons" of the Company for purposes of the 1940 Act are prohibited (with certain exceptions) from engaging in any securities transactions without prior approval when the director has knowledge that the security is being considered for purchase or sale by a Series.

Directors of the Company who are not officers receive from the Company a fee of $1,000 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at meetings. Officers of the Company do not receive compensation from the Company.

COMPENSATION TABLE -- Fiscal Year 1999

-----------------------------------------------------------------------------------------------------------------
                                                     Retirement or          Estimated       Total Compensation
                                 Aggregate           Pension Benefits       Annual          from Company and
                                 Compensation from   Accrued as Part of     Benefits upon   Fund Complex Paid
Name of Person/Position          Company             Company Expenses       Retirement      to Directors
-----------------------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr.           None                None                   None            None
Director, Chairman and
-----------------------------------------------------------------------------------------------------------------


                                       9


-----------------------------------------------------------------------------------------------------------------
President
-----------------------------------------------------------------------------------------------------------------
Dr. Glenda Glover                $4,000              None                   None            $4,000
Director
-----------------------------------------------------------------------------------------------------------------
Dr. Benjamin Hooks               $4,000              None                   None            $4,000
Director
-----------------------------------------------------------------------------------------------------------------
David Rivers                     $4,000              None                   None            $4,000
Director
-----------------------------------------------------------------------------------------------------------------
Lottie Shackleford               $3,000              None                   None            $3,000
Director
-----------------------------------------------------------------------------------------------------------------
Ronald A. White                  $2,000              None                   None            $2,000
Director
-----------------------------------------------------------------------------------------------------------------
Wilfred Marshall                 $4,000              None                   None            $4,000
Director
-----------------------------------------------------------------------------------------------------------------

Under the Company's charter and Maryland law, Directors and officers of the Company are not liable to the Company or its stockholders except for receipt of an improper personal benefit or active and deliberate dishonesty. The Company's charter requires that it indemnify its Directors and officers against liabilities unless it is proven that a Director or officer acted in bad faith or with active and deliberate dishonesty or received an improper personal benefit. These provisions are subject to the limitation under the 1940 Act that no Director or officer may be protected against liability to the Company for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his office.

For so long as the 12b-1 plan described in the Prospectus section captioned MANAGEMENT - Distribution" remains in effect, the Directors of the Company who are not "interested persons" of the Company, as defined in the 1940 Act, will be selected and nominated by the Directors who are not "interested persons" of the Company.

THE INVESTMENT ADVISOR

The Investment Advisor has been retained by each Fund under a separate investment advisory and administrative services agreement ("Advisory and Administrative Services Agreement") to provide investment advice and, in general, to supervise the management and investment program of the Fund in accordance with the its investment objectives, policies, and restrictions and under the supervision and control of the Company's Board of Directors. The Investment Advisor was established in 1988 and is located at The World Trade Center - Baltimore, 401 East Pratt Street, Suite 2800, Baltimore, Maryland 21202.

The Investment Advisor is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Nathan A. Chapman, Jr., who is the controlling stockholder of Chapman Capital Management Holdings, Inc., is a controlling person (as that term is defined under the 1940 Act) of Chapman Capital Management Holdings, Inc. and, therefore, a controlling person of the Investment Advisor.

The table below sets forth the names of affiliated persons of the Company who are also affiliated persons of the Investment Advisor:

-------------------------------------------------------------------------------------------------------------
Name and Principal               Position with Investment              Position with Company
Business Address                 Advisor
-------------------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr.           President, Director and               President, Director and
401 E. Pratt Street              Chairman                              Chairman
Suite 2800
Baltimore, MD 21202

-------------------------------------------------------------------------------------------------------------
Earl U. Bravo, Sr.               Secretary and Assistant               Secretary and Assistant
401 E. Pratt Street              Treasurer                             Treasurer
Suite 2800
Baltimore, MD 21202

-------------------------------------------------------------------------------------------------------------
M. Lynn Ballard                  Treasurer and Assistant               Treasurer and Assistant
401 E. Pratt Street              Secretary                             Secretary
Suite 2800
Baltimore, MD 21202
-------------------------------------------------------------------------------------------------------------

The Investment Advisor has overall responsibility for assets of each Fund, provides overall investment strategies and programs for each Fund and manages short-term investments for each Fund. The Investment Advisor also, with respect to the DEM Multi-Manager Funds, recommends sub-advisers, allocates assets among the sub-advisers and monitors and evaluates sub-advisers' performance. The Multi-Manager Funds' assets are managed by sub-advisers who have entered into separate sub-advisory agreements with a Fund.

In connection with the provision of advisory services, the Investment Advisor will supervise a continuous program of investment, evaluation and, if appropriate, sale and reinvestment of a Fund's assets. Further, the Investment Advisor will supply office facilities, data processing services, clerical, accounting and bookkeeping services, internal auditing services, executive and other administrative services; provide stationery and office supplies; prepare reports to a Fund's stockholders, tax returns and reports to and filings with the SEC and state Blue Sky authorities; calculate the net asset value of a Fund's shares; provide persons to serve as the Company's officers and generally assist in all aspects of the Company's operations. The Investment Advisor will pay for its own costs in providing the above listed services.

The Investment Advisor will place orders for the purchase and sale of portfolio securities and will solicit brokers to execute transactions, including The Chapman Co., in accordance with the Company's policies and restrictions regarding brokerage allocations. The Investment Advisor will furnish to the Company such statistical information with respect to the investments which a Fund may hold or contemplate purchasing as the Company may reasonably request.

                           Amounts Paid To Investment Adviser

                 -------------------------------------------------
                 Fiscal Year        DEM Equity           DEM Index
                                    Fund(1)              Fund(2)
                 -------------------------------------------------
                 1999               $116,452             $405
                 -------------------------------------------------
                 1998               $52,175              $-0-
                 -------------------------------------------------

                 (1)   DEM Equity Fund inception was April 8, 1998

                 (2)   DEM Index Fund inception was March 23, 1999

THE SUB-ADVISERS
DEM MULTI-MANAGER FUNDS ONLY

Each of the DEM Multi-Manager Funds currently employ sub-advisers to manage its assets on a day-to-day basis. In connection with the provision of sub-advisory services, each sub-adviser will conduct a continuous program of investment, evaluation and, if appropriate, sale and reinvestment of a Fund's assets allocated to such sub-adviser in accordance with such Fund's investment objectives and policies and the sub-adviser's investment approach and strategies. The sub-advisers will place orders for the purchase and sale of portfolio securities and will solicit brokers to execute transactions, including The Chapman Co., the Company's distributor, and broker or dealer affiliates of sub-advisers of the Funds, in accordance with the Company's policies and restrictions regarding brokerage allocations. The sub-advisers will furnish to the Investment Advisor and the Company such statistical information with respect to the investments which a Fund may hold or contemplate purchasing as the Investment Advisor or the Company may reasonably request.

The Board of Directors of the Company and the initial stockholders of each of the DEM Multi-Manager Funds have approved the sub-advisory agreements between each of the DEM Multi-Manager Funds, the Investment Advisor and each of their respective sub-advisers. The Investment Advisor will allocate a Fund's assets among the Fund's sub-advisers. In its discretion, the Investment Adviser may allocate as much as 100 percent or as little as 0 percent of a Fund's assets to any one sub-adviser.

The Investment Advisor (not the Funds) pays each sub-adviser a monthly management fee.

DEM MULTI-MANAGER EQUITY FUND--SUB-ADVISERS

The current sub-advisers of the DEM Multi-Manager Equity Fund are as follows:

---------------------------------------------
Charter Financial Group, Inc.
1401 I Street, N.W., Suite 505
Washington, D.C. 20005
---------------------------------------------

Because Susan Stewart beneficially owns over 25% of the outstanding equity securities of Charter Financial Group, Inc., she is presumed to control Charter Financial Group. Ms. Stewart is a co-founder, Chairman and President of the firm and owns 51.79% of the outstanding equity securities.

---------------------------------------------
CIC Asset Management, Inc.
633 W. 5th Street, Suite 1180
Los Angeles, CA 90071
---------------------------------------------

Because Fernando Inzunza, Jorge G. Castro and Elario R. Monteiro each beneficially own over 25% of the outstanding equity securities of CIC Asset Management, Inc., they are presumed to control CIC. Messrs. Castro, Inzunza, and Monteiro are principals and portfolio managers with each owning 33.3% of the outstanding equity securities of the firm.

---------------------------------------------
Diaz-Verson Capital Investments, Inc.
1200 Brookstone Centre Parkway
Suite 105
Columbus, GA 31909
---------------------------------------------

Because Salvador Diaz-Verson, Jr. beneficially owns over 25% of the outstanding equity securities of Diaz-Verson Capital Investments, Inc., he is presumed to control Diaz-Verson Capital. Mr. Diaz-Verson is the founder, Chief Executive Officer and President of the firm and owns 100% of the outstanding equity securities.

---------------------------------------------
EverGreen Capital Management
10707 Pacific Street, Suite 201
Omaha, NE 68114
---------------------------------------------

Because Michael L. Green beneficially owns over 25% of the outstanding equity securities of EverGreen Capital Management, Inc., he is presumed to control EverGreen Capital. Mr. Green is the founder, President and Chief Investment Officer of the firm and owns 100% of the outstanding equity securities.

---------------------------------------------
GLOBALT, Inc.
3060 Peachtree Road, NW
One Buckhead Plaza, Suite 225
Atlanta, GA 30305
---------------------------------------------

Because Angela Z. Allen beneficially owns over 25% of the outstanding equity securities of GLOBALT, Inc., she is presumed to control GLOBALT. Ms. Allen is a founder, Chief Executive Officer and President of the firm and owns 51% of the outstanding equity securities.

---------------------------------------------
John Hsu Capital Group, Inc.
767 Third Avenue, 18th Floor
New York, NY 10017
---------------------------------------------

Because John Hsu beneficially owns over 25% of the outstanding equity securities of John Hsu Capital Group, Inc., he is presumed to control John Hsu Capital Group. Mr. Hsu is the founder, Chairman and Chief Investment Officer of the firm and owns 100% of the outstanding equity securities.

---------------------------------------------
The Kenwood Group, Inc.
10 South LaSalle Street, Suite 3610
Chicago, IL 60610
---------------------------------------------

Because Barbara L. Bowls beneficially owns over 25% of the outstanding equity securities of The Kenwood Group, Inc. she is presumed to control The Kenwood Group. Ms. Bowls is the founder and Chief Investment Officer of the firm and owns 100% of the outstanding equity securities.

---------------------------------------------
Union Heritage Capital Management, Inc.
1642 First National Building
Detroit, MI 48226
---------------------------------------------

Because Derek T. Batts beneficially owns over 25% of the outstanding equity securities of Union Heritage Capital Management, Inc., he is presumed to control Union Heritage Capital. Mr. Batts is President of Union Heritage Capital and owns 95% of the outstanding equity securities of the firm.

---------------------------------------------
Valenzuela Capital Partners, LLC
1270 Avenue of the Americas, Suite 508
New York, NY 10020
---------------------------------------------

Because Thomas M. Valenzuela beneficially owns over 25% of the outstanding equity securities of Valenzuela Capital Partners LLC, he is presumed to control Valenzuela Capital. Mr. Valenzuela is founder and President of Valenzuela Capital Partners. Mr. Valenzuela owns over 50% of the outstanding equity securities of VCP Holdings LLC, which owns 100% of the outstanding equity securities of Valenzuela Capital Partners LLC.

---------------------------------------------
Zevenbergen Capital, Inc.
601 Union Street, Suite 2434
Seattle, WA 98101
---------------------------------------------

Because Nancy A. Zevenbergen beneficially owns over 25% of the outstanding equity securities of Zevenbergen Capital, Inc., she is presumed to control Zevenbergen Capital. Ms. Zevenbergen is founder and President of Zevenbergen Capital and owns over 80% of the outstanding equity securities.

DEM MULTI-MANAGER BOND FUND--SUB-ADVISERS

The current sub-advisers of the DEM Multi-Manager Bond Fund are as follows:

---------------------------------------------
Hughes Capital Management, Inc.
315 Cameron Street
Alexandria, VA 22314
---------------------------------------------

Because Ms. Frankie Hughes beneficially owns 100% of the outstanding equity securities of Hughes Capital Management, Inc. she controls Hughes Capital. Ms. Hughes is the President and Chief Investment Officer of Hughes Capital and has 18 years of professional investment experience.

---------------------------------------------
MDL Capital Management, Inc.
225 Ross Street, 3(rd) Floor
Pittsburgh, PA 15219
---------------------------------------------

Because Mr. Mark Lay beneficially owns over 25% of the outstanding equity securities of MDL Capital Management, Inc., he is presumed to control MDL. Mr. Lay is the Chairman, Chief Executive Officer and Fixed Income Portfolio Manager of MDL.

---------------------------------------------
NCM Capital Management Group, Inc.
103 W. Main Street, Suite 400
Durham, NC 27701-3638
---------------------------------------------

NCM Capital Management Group, Inc. is a subsidiary of by Sloan Financial Group a financial holding company. Because Maceo K. Sloan, Chairman, President and Director of NCM and Justin F. Beckett, Executive Vice President of NCM each beneficially owns over 25% of the outstanding equity securities of Sloan Financial Group they are presumed to control Sloan Financial Group and NCM Capital.

---------------------------------------------
Seix Investment Advisors, Inc.
388 Market Street, Suite 500
San Francisco, CA  94111
---------------------------------------------

Because Christina Seix beneficially owns 74% of the outstanding equity securities of Seix Investment Advisors, Inc. she is presumed to control Seix. Ms. Seix is the Chairman and Chief Investment Officer of Seix.

DISTRIBUTOR

The Distributor, The Chapman Co., has been retained under a distribution agreement (the "Distribution Agreement") to undertake the sale, on a continuous basis as agent, of the shares of each of the Funds. The Distributor is not obliged to sell any particular amount of shares.

INVESTOR SHARES

The Distributor is compensated through the payment of a front-end load as a percentage of the offering price on the sale of Investor Shares of each Fund and pursuant to the terms of a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act that is applicable to the Investor Shares (the "Investor Shares Distribution Plan"). The Distributor also receives a fee under each Investor Shares Distribution Plan for stockholder administrative and distribution services. See the "Fees and Expenses" section in the individual Fund Profiles and "YOUR ACCOUNT," in the Investor Shares Prospectus.

The Distributor will be paid fees under the Investor Shares Distribution Plans to compensate the Distributor or enable the Distributor to compensate other persons, ("Service Providers"), including any other distributor of the Investor Shares, for providing: (i) services primarily intended to result in the sale of the Investor Shares ("Distribution Services") and (ii) stockholder servicing, administrative and accounting services ("Administrative Services" and collectively with Distribution Services, "Services"). Distribution Services may include, but are not limited to: the printing and distribution to prospective investors in the Investor Shares of prospectuses and statements of additional information describing a Fund; the preparation, including printing, and distribution of sales literature, reports and media advertisements relating to the Investor Shares; providing telephone services relating to a Fund; distributing the Investor Shares; costs relating to the formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, and related travel and entertainment expenses; and costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that a Fund may, from time to time, deem advisable. In providing compensation for Distribution Services in accordance with the Investor Shares Distribution Plans, the Distributor is expressly authorized (i) to make, or cause to be made, payments reflecting an allocation of overhead and other office expenses related to providing Services;
(ii) to make, or cause to be made, payments, or to provide for the reimbursement of expenses of, persons who provide support services in connection with the distribution of the Investor Shares including, but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding a Fund, and providing any other Service; and (iii) to make, or cause to be made, payments to compensate selected dealers or other authorized persons for providing any Services. Administrative Services may include, but are not limited to, (i) responding to inquiries of prospective investors regarding a Fund; (ii) services to holders of Investor Shares not otherwise required to be provided by a Fund's custodian or any co-administrator; (iii) establishing and maintaining accounts and records on behalf of holders of Investor Shares; (iv) processing purchase, redemption and exchange transactions in Investor Shares; and (v) other similar services not otherwise required to be provided by the Funds' transfer agent or any co-administrator.

Payments under the Investor Shares Distribution Plans are not tied exclusively to the distribution and administrative expenses actually incurred by the Distributor or any Service Provider, and the payments may exceed expenses actually incurred by the Distributor and/or a Service Provider. Furthermore, any portion of any fee paid to the Distributor or to any of its affiliates by a Fund or any of their past profits or other revenue may be used in their sole discretion to provide services to holders of Investor Shares or to foster distribution of the Investor Shares.

Of the Investor Shares Distribution Plan fees paid to the Distributor during the fiscal year ended October 31, 1999, the Distributor spent approximately $126 on advertising and approximately $1,453 on direct marketing.

Each of the Funds participates in joint distribution activities with the other funds sold by the Prospectus. Accordingly, fees paid under a Fund's Investor Shares Distribution Plan may be used to finance the distribution of the shares of another Fund. Distribution costs are allocated based on the relative net assets of each Fund.

The Distributor is a wholly-owned subsidiary of Chapman Holdings, Inc. Mr. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of the Company, is also the President and Chairman of the Board of Directors of the Investment Adviser. Mr. Chapman owns a majority of the outstanding voting securities of Chapman Holdings, Inc.

The Investor Shares Distribution Plan was adopted to promote the sale of Investor Shares in order to achieve the economies of scale and lower expenses possible with increased net assets.

INSTITUTIONAL SHARES

The Distributor is compensated for the sale of Institutional Shares pursuant to the terms of a distribution plan adopted by each Fund pursuant to Rule
12b-1 under the 1940 Act that is applicable to the Institutional Shares (the "Institutional Shares Distribution Plans" and collectively with the Investor Distribution Plans, the "Distribution Plans"). The Distributor also receives a fee under the Institutional Shares Distribution Plan for stockholder administrative and distribution services. See the "Fees and Expenses" section in the individual Fund Profiles in the Institutional Shares Prospectus.

The Distributor will be paid fees under the Institutional Shares Distribution Plans to compensate the Distributor or enable the Distributor to compensate other persons, including any other distributor of the Institutional Shares or institutional stockholders of record of the Institutional Shares, including but not limited to retirement plans, broker-dealers, depository institutions, and other financial intermediaries ("Institutions"), who own Institutional Shares on behalf of their customers, clients or (in the case of retirement plans) participants ("Customers") and companies providing certain services to Customers (collectively with Institutions, "Service Organizations"), for providing (a) services primarily intended to result in the sale of the Institutional Shares ("Selling Services") and (b) stockholder servicing, administrative and accounting services to Customers ("Stockholder Services").

The annual fee paid to the Distributor with respect to Selling Services will compensate the Distributor, or allow the Distributor to compensate Service Organizations, to cover certain expenses primarily intended to result in the sale of the Institutional Shares, including, but not limited to: (i) costs of payments made to employees that engage in the distribution of the Institutional Shares; (ii) payments made to, and expenses of, persons who provide support services in connection with the distribution of the Institutional Shares, including, but not limited to, office space and equipment, telephone facilities, processing stockholder transactions and providing any other stockholder services not otherwise provided by the Funds' transfer agent; (iii) costs relating to the formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (iv) costs of printing and distributing prospectuses, statements of additional information and reports of a Fund to prospective holders of the Institutional Shares; (v) costs involved in preparing, printing and distributing sales literature pertaining to a Fund and
(vi) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that Fund may, from time to time, deem advisable.

The annual fee paid to the Distributor with respect to Stockholder Services will compensate the Distributor, or allow the Distributor to compensate Service Organizations, for personal service and/or the maintenance of Customer accounts, including but not limited to (i) responding to Customer inquiries, (ii) providing information on Customer investments and (iii) providing other stockholder liaison services and for administrative and accounting services to Customers, including, but not limited to: (a) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Funds' distributor or transfer agent; (b) providing Customers with a service that invests the assets of their accounts in the Institutional Shares; (c) processing dividend payments from a Fund on behalf of Customers; (d) providing information periodically to Customers showing their positions in the Institutional Shares; (e) arranging for bank wires; (f) providing sub-accounting with respect to the Institutional Shares beneficially owned by Customers or the information to a Fund necessary for sub-accounting;
(g) forwarding stockholder communications from a Fund (for example, proxies, stockholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers, if required by law and (h) providing other similar services to the extent permitted under applicable statutes, rules and regulations. Payments under this Institutional Shares Distribution Plan are not tied exclusively to the selling and stockholder expenses actually incurred by the Distributor or any Service Organization, and the payments may exceed expenses actually incurred by the Distributor or any Service Organization. Furthermore, any portion of any fee paid to the Distributor or to any of its affiliates by a Fund or any of their past profits or other revenue may be used in their sole discretion to provide services to stockholders of a Fund or to foster distribution of the Institutional Shares.

Of the Institutional Shares Distribution Plan fees paid to the Distributor during the fiscal year ended October 31, 1999, the Distributor spent approximately $4,086 on advertising and approximately $46,988 on compensation to sales personnel.

Each of the Funds participates in joint distribution activities with the other funds sold by the Prospectus. Accordingly, fees paid under a Fund's Institutional Shares Distribution Plan may be used to finance the distribution of the shares of another Fund. Distribution costs are allocated based on the relative net assets of each Fund.

The Distributor is a wholly-owned subsidiary of Chapman Holdings, Inc. Mr. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of the Company, is also the President and Chairman of the Board of Directors of the Investment Adviser. Mr. Chapman owns a majority of the outstanding voting securities of Chapman Holdings, Inc.

The Institutional Shares Distribution Plan was adopted to promote the sale of Institutional Shares in order to achieve the economies of scale and lower expenses possible with increased net assets.

GENERAL INFORMATION

Pursuant to the Distribution Plans, the Distributor provides the Board of Directors with periodic reports of amounts expended under the Distribution Plans and the purpose for which the expenditures were made.

The Distribution Plans will continue in effect for so long as their continuance is specifically approved at least annually by the Board of Directors, including a majority of the Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Distribution Plans as the case may be (the "Independent Directors"). Any material amendment of the Distribution Plans would require the approval of the Board in the manner described above. A Distribution Plan may not be amended to increase materially the amount to be spent thereunder without the approval of the holders of a majority of the relevant class of Shares. A Distribution Plan may be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class of a Fund.

CUSTODIAN

UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as custodian for each of the Funds. Under the Custody Agreement with each of the Funds, the Bank has agreed to: (i) maintain a separate account or accounts in the name each of the Funds; (ii) receive, hold and deliver portfolio securities for the account of each of the Funds; (iii) collect and receive all income and other payments and distributions on account of each Fund's portfolio securities;
(iv) disburse funds to purchase portfolio securities, pay dividends and expenses and for other corporate purposes; and (v) make periodic reports to the Board of Directors concerning each Fund's operations.

TRANSFER AND DIVIDEND PAYING AGENT/ACCOUNTING AGENT

PFPC, Inc., 211 S. Gulph Road, P.O. Box 61767, King of Prussia, PA 19406,
(800) 441-6580, serves as transfer and dividend paying agent and accounting agent for the Funds pursuant to a Investment Company Services Agreement with each Fund.

                               PURCHASE OF SHARES
                      (APPLICABLE TO INVESTOR SHARES ONLY)

The following information supplements and should be read in conjunction with the sections in the Funds' Investor Shares Prospectus entitled "YOUR ACCOUNT" and the "Fees and Expenses" sections in each Fund's Fund Profile. The scale of sales loads applies to the purchases of Investor Shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code or 1986, as amended (the "Code")) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means with result in economy of sales effort or expense.

Set forth below is an example of the method of computing the offering price of the Investor Shares. The example assumes a purchase of Investor Shares aggregating less than $50,000 subject to the current schedule of sales charges set forth in the Funds' prospectus at a price based upon the initial net asset value of the Funds' Investor Shares:

-------------------------------------------------------------------------------------------------------------
Net Asset Value per Share                                                                $14.29
-------------------------------------------------------------------------------------------------------------
Per Share Sales Charge - 4 75% of Offering Price                                          $.71
-------------------------------------------------------------------------------------------------------------
Per Share Offering Price to Public                                                       $15.00
-------------------------------------------------------------------------------------------------------------


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following tables set forth, to the Company's knowledge, the name, the number of shares and the percentage of the outstanding shares of each Fund owned beneficially by each person who owned beneficially 5% or more of the outstanding shares of Common Stock as of December 31, 1999, the latest practicable date, and the ownership of all Directors and executive officers of the Company as a group.

DEM EQUITY FUND

-----------------------------------------------------------------------------------------------------------------------
                                                                                                         PERCENTAGE
                                                             TOTAL INVESTOR       TOTAL INSTITUTIONAL    OF
NAME AND ADDRESS OF BENEFICIAL OWNER                         SHARES               SHARES                 OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
Chapman Capital Management, Inc. (1)                                1                      1                  *%
(a Washington, D.C. corporation)
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
-----------------------------------------------------------------------------------------------------------------------
Chapman Capital Management Holdings, Inc. (2)                       1                      1                  *%
(a Maryland corporation)
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
-----------------------------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr. (2)                                          1                      1                  *%
Chapman Capital Management Holdings, Inc.
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
-----------------------------------------------------------------------------------------------------------------------
All current Directors and Executive Officers as a group             1                      1                  *%
-----------------------------------------------------------------------------------------------------------------------

DEM INDEX FUND

-----------------------------------------------------------------------------------------------------------------------
                                                                                                         PERCENTAGE
                                                             TOTAL INVESTOR       TOTAL INSTITUTIONAL    OF
NAME AND ADDRESS OF BENEFICIAL OWNER                         SHARES               SHARES                 OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
Chapman Capital Management, Inc. (1)                                1                    6,999               95%
(a Washington, D.C. corporation)
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
-----------------------------------------------------------------------------------------------------------------------
Chapman Capital Management Holdings, Inc. (2)                       1                    6,999               95%
(a Maryland corporation)
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
-----------------------------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr. (2)                                          1                    6,999               95%
Chapman Capital Management Holdings, Inc.
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
-----------------------------------------------------------------------------------------------------------------------
All current Directors and Executive Officers as a group             1                    6,999               95%
-----------------------------------------------------------------------------------------------------------------------

DEM MULTI-MANAGER EQUITY FUND

-----------------------------------------------------------------------------------------------------------------------
                                                                                                         PERCENTAGE
                                                             TOTAL INVESTOR       TOTAL INSTITUTIONAL    OF
NAME AND ADDRESS OF BENEFICIAL OWNER                         SHARES               SHARES                 OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
Chapman Capital Management, Inc. (1)                                1                      1                100%
(a Washington, D.C. corporation)
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
-----------------------------------------------------------------------------------------------------------------------
Chapman Capital Management Holdings, Inc. (2)                       1                      1                100%
(a Maryland corporation)
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
-----------------------------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr. (2)                                          1                      1                100%
Chapman Capital Management Holdings, Inc.
-----------------------------------------------------------------------------------------------------------------------


                                       20


-----------------------------------------------------------------------------------------------------------------------
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
-----------------------------------------------------------------------------------------------------------------------
All current Directors and Executive Officers as a group             1                      1                100%

-----------------------------------------------------------------------------------------------------------------------

DEM MULTI-MANAGER BOND FUND

-----------------------------------------------------------------------------------------------------------------------
                                                                                                         PERCENTAGE
                                                             TOTAL INVESTOR       TOTAL INSTITUTIONAL    OF
NAME AND ADDRESS OF BENEFICIAL OWNER                         SHARES               SHARES                 OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
Chapman Capital Management, Inc. (1)                                1                      1                100%
(a Washington, D.C. corporation)
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
-----------------------------------------------------------------------------------------------------------------------
Chapman Capital Management Holdings, Inc. (2)                       1                      1                100%
(a Maryland corporation)
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
-----------------------------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr. (2)                                          1                      1                100%
Chapman Capital Management Holdings, Inc.
World Trade Center - Baltimore
401 East Pratt Street, Suite 2800
Baltimore, Maryland 21202
-----------------------------------------------------------------------------------------------------------------------
All current Directors and Executive Officers as a group             1                      1                100%
-----------------------------------------------------------------------------------------------------------------------

*     Amount constitutes less than 1% of shares outstanding.
1.    The shares are owned of record.
2.    The shares are owned beneficially and not of record.

Because the Investment Adviser owns in excess of 25% of the issued and outstanding Common Stock of DEM Index Fund, DEM Multi-Manager Equity Fund and DEM Multi-Manager Bond Fund, the Investment Adviser is deemed to control each such Fund. Accordingly, the Investment Adviser has significant power to affect the affairs of such Funds or to determine or influence the outcome of matters submitted to a vote of the stockholders of such Funds.

The Investment Adviser is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Nathan A. Chapman, Jr., is deemed a controlling person (as that term is defined under the 1940 Act) of Chapman Capital Management Holdings, Inc. and, therefore, a controlling person of the Investment Adviser.

                              REDEMPTION OF SHARES

Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit.

                             PORTFOLIO TRANSACTIONS

The Investment Adviser, with respect to the DEM Index and DEM Equity Funds and the short-term investments of the DEM Multi-Manager Funds, and the sub-advisers, with respect to assets of the Multi-Manager Funds allocated to such sub-advisers, are responsible for decisions to buy or sell securities and the selection of broker-dealers for such transactions subject to policies adopted by the Board of Directors. Portfolio securities may be purchased directly from the issuer or from a dealer serving as market- maker or may be purchased in broker's transactions. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. The price paid to or received from a dealer for a security may include a spread between bid and asked prices. When securities are purchased or sold in a broker's transaction, a commission will be paid.

The Company's policy for placing orders for purchases and sales of securities for a Fund is to give primary consideration to obtaining the most favorable price and efficient execution of transactions. Sales of Fund shares is not a factor in allocating portfolio transactions.

The Distributor or affiliates of sub-advisers of a Fund may effect brokerage transactions for Fund when they are able to provide a net price and execution at least as favorable to the Fund as those determined to be available from unaffiliated brokers or dealers. The commissions paid to the Distributor or an affiliate of a sub-adviser on transactions for a Fund may not exceed those charged by the Distributor or such sub-adviser affiliate to comparable unaffiliated clients in similar transactions or the limits set forth in rules adopted by the SEC. The Board of Directors has adopted procedures intended to ensure compliance with these limitations. The procedures require that the Distributor and any affiliate of a sub-adviser report each Fund transaction to the Company and that the Board of Directors determines at least quarterly that all transactions effected by the Distributor or any such affiliate of a sub-adviser have been effected in accordance with such procedures.

When comparable price and execution can be obtained from more than one broker or dealer, consideration may be given to placing portfolio transactions with those brokers or dealers who also furnish research and other services to a Fund, the Investment Adviser or a sub-adviser. These services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investments, evaluations of portfolio securities, and research related computer software or hardware. These services may benefit the Investment Adviser and the sub-advisers in the management of accounts of other clients and may not benefit the Fund directly. While such services are useful and important in supplementing their own research, the Investment Adviser believes the value of such services is not determinable and does not significantly reduce expenses. The fees payable to the Investment Adviser will not be reduced by the value of such services.

The table below sets forth certain information about brokerage commissions paid by Series' of the Company to the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the NASD. The Distributor is a wholly-owned subsidiary of Chapman Holdings, Inc. Mr. Nathan A. Chapman, Jr. is the President and Chairman of the Board of Directors of The Chapman Co. and Chapman Holdings, Inc. The Investment Adviser is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Mr. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of the Company, is also the President and Chairman of the Board of Directors of the Investment Adviser and Chapman Capital Management Holdings, Inc. Mr. Chapman owns a majority of the outstanding voting securities of each of Chapman Capital Management Holdings, Inc. and Chapman Holdings, Inc.


            Brokerage Commission Payments to Affiliated Brokers

-----------------------------------------------------------------------------------------------
                                                                       Percent of Aggregate
                                                                       Dollar Amount of
                                                                       Transactions Involving
                       Dollar Amount of       Percent of Aggregate     Payment of Brokerage
                       Brokerage Commissions  Brokerage Commissions    Commissions Effected
                       Paid to The Chapman    Paid by Fund Paid to     through The Chapman
Fund/Fiscal Year       Co.                    The Chapman Co.          Co.
-----------------------------------------------------------------------------------------------
DEM Equity Fund
-----------------------------------------------------------------------------------------------
      1999             $20,825                100%                     100%
-----------------------------------------------------------------------------------------------
      1998             $ 7,075                100%                     100%
-----------------------------------------------------------------------------------------------
DEM Index Fund
-----------------------------------------------------------------------------------------------
      1999             $   462                100%                     100%
-----------------------------------------------------------------------------------------------

The Investment Adviser, the sub-advisers and their affiliates deal, trade and invest for their own accounts in the types of securities in which a Fund may invest and may have relationships with the issuers of securities purchased by a Fund.

Investment decisions for each of the Funds are made independently from those for other accounts advised by the Investment Adviser and the sub-advisers.

Other accounts of the Investment Adviser and the sub-advisers may also invest in the same securities as a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf one of the Funds and another account, or on behalf of more than one of the Funds, the transaction will be averaged as to price, and available instruments allocated as to amount, in a manner believed to be equitable to the Fund or Funds and the other account. In some instances, this procedure may adversely affect the price paid or received by one of the Funds or the size of the position obtained or sold by one of the Funds. To the extent permitted by law, the securities to be sold or purchased for the Fund or Funds may be aggregated with those to be sold or purchased for the other accounts in order to obtain best execution.

                                    TAXATION

The following discussion reflects certain applicable tax laws as of the date of this Statement of Additional Information. For additional tax information see "DISTRIBUTIONS AND TAXES" in the Funds' Prospectus.

TAXATION OF THE FUNDS

The Funds intend to elect and intend to qualify each year to be treated as regulated investment companies for federal income tax purposes in accordance with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Internal Revenue Service treats the Funds individually for the purposes of determining whether each Fund qualifies as a regulated investment company. In order to so qualify, each Fund must, among other things: (a) derive at least 90% of their gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and certain other sources and (b) diversify its holdings so that at the end of each fiscal quarter (i) at least 50% of the value of its assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the value of an individual Fund's assets nor more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of their assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which they control and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

If each Fund qualifies as a regulated investment company and distributes to its stockholders at least 90% of its investment company taxable income and at least 90% of its net tax-exempt income, it will not be subject to federal income tax on the income so distributed. However, a Fund would be subject to corporate income tax on any undistributed income. See "DISTRIBUTIONS AND TAXES" in the Prospectus. In addition, a Fund will be subject to a nondeductible 4% excise tax on the amount by which that Fund's distributed amount in any calendar year is less than the sum of: (a) 98% of the Fund's ordinary income for such calendar year; (b) 98% of the Fund's capital gain net income for the one-year period ending on October 31 of that year; and (c) 100% of any prior year underdistributions. A Fund may retain its net capital gain and pay corporate income tax thereon and elect to include all or a portion of its undistributed net capital gain in the income of its stockholders of record on the last day of the taxable year. In such event, each stockholder of record on the last day of the Fund's taxable year would be required to include in income for tax purposes his or her proportionate share of the Fund's undistributed net capital gain. Each stockholder would be entitled to credit his or her proportionate share of the tax paid by the Fund against his or her federal income tax liabilities and to claim refunds to the extent that the credit exceeds such liabilities. In addition, the stockholder would be entitled to increase the basis of his or her shares for federal income tax purposes by the difference between the amount of the includible gain and the tax paid by the Fund on the gain allocable to such shares.

Any capital losses resulting from a Fund's disposition of securities can only be used to offset capital gains and cannot be used to reduce the Fund's ordinary income. Unused capital losses may be carried forward by a Fund for eight years.

A Fund's taxable income will in part be determined on the basis of reports made to the Fund by the issuers of the securities in which the Fund invests. The tax treatment of certain securities in which a Fund may invest is not free from doubt and it is possible that an Internal Revenue Service examination of the issuers of such securities or of a Fund could result in adjustments to the income of a Fund.

TAXATION OF STOCKHOLDERS

Dividends (other than capital gain dividends) distributed by a Fund may be eligible for the dividends received deduction in the hands of corporate stockholders, to the extent that the Fund's taxable income consists of dividends received from domestic corporations and certain other requirements as generally described in Section 854 of the Code are met.

Dividends and other distributions by a Fund is generally taxable to the stockholders at the time the dividend or distribution is made. However, any dividends declared by the Company on behalf of a Fund in October, November or December and made payable to stockholders of record in such months but actually paid in the following January will be taxable to stockholders as of December 31.

If a stockholder purchases shares of a Fund immediately prior to a dividend, the dividend received by the stockholder will be taxable even though it represents economically in whole or in part a return of the purchase price. Investors should consider the tax implications of buying shares shortly prior to a dividend distribution.

Each Fund will, within 60 days after the close of its taxable year, send written notices to stockholders regarding the tax status of all distributions made during the year. The foregoing discussion is a summary of some of the current federal income tax laws regarding the Funds and investors in the Funds, and does not deal with all of the federal income tax consequences applicable to the Funds or to all categories of investors, some of which may be subject to special rules. Prospective investors should consult their own tax advisers regarding the federal, state, local, foreign and other tax consequences to them of investments in the Funds.

For additional information on taxation, see "DISTRIBUTIONS AND TAXES" in the Funds' Prospectus.

                                  CAPITAL STOCK

As used in the Prospectus and this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from stockholders in connection with matters affecting the Company as a whole means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the Company's outstanding shares. The term "majority," when referring to the approvals to be obtained from stockholders in connection with matters affecting only an individual Fund (for example, approval of an investment advisory contract), means the vote of the lesser of (i) 67% of the shares of the particular Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the particular Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of the particular Fund. Stockholders are entitled to one vote for each full share held and a fractional vote for fractional shares held.

Each share of a Fund is entitled to such dividends and distributions out of the assets belonging to that Fund as are declared in the discretion of the Company's Board of Directors. In determining each Fund's net asset value, the Fund is charged with the direct expenses of that particular Fund and with a share of the general expenses and liabilities of the Company, which are normally allocated in proportion to the relative asset values of the respective Series at the time of allocation.

In the event of the liquidation or dissolution of the Company, shares of each Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the various Series, of any general assets not attributable to a particular Series that are available for distribution.

Subject to the provisions of the Company's charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets of the Company, with respect to a Series are final.

Stockholders of the Company are not entitled to any preemptive or conversion rights.

                             PERFORMANCE INFORMATION

The performances of a Fund may be compared to the record of the Standard & Poor's Corporation 500 Stock Index ("S&P 500 Stock Index"), the Nasdaq Composite Index, the Russell 2000 Growth Index, the Wilshire 5000 Equity Index, the DEM Index, the DEM Universe of companies and returns quoted by Ibbotson Associates. The S&P 500 Stock Index is a well known measure of the price performance of 500 leading larger domestic stocks which represents approximately 80% of the market capitalization of the United States equity market. In comparison, the Nasdaq National Market System is comprised of all stocks on Nasdaq's National Market System. The Nasdaq Composite Index has typically included smaller, less mature companies representing 10% to 15% of the capitalization of the entire domestic equity market. Both indices are unmanaged and capitalization weighted. In general, the securities comprising the Nasdaq Composite Index are more growth oriented and have a somewhat higher "beta" and P/E ratio than those in the S&P 500 Stock Index. The Russell 2000 Growth Index is a capitalization weighted index which measures total return (and includes in such calculation dividend income and price appreciation). The Russell 2000 Growth Index is generally regarded as a measure of small capitalization performance. It is a subset of the Russell 3000 Index. The Russell 3000 is comprised of the 3000 largest U.S. companies. The Russell 2000 is comprised of the smallest 2000 companies in the Russell 3000 Index. The Wilshire 5000 Index is a broad measure of market performance and represents the total dollar value of all common stocks in the United States for which daily pricing information is available. This index is also capitalization weighted and captures total return. The DEM Universe is a growing list of companies identified by the Investment Adviser that are controlled by African Americans, Asian Americans, Hispanic Americans or women. The DEM Index was created by the Investment Adviser and is comprised of 100 companies from the DEM Universe that reflect the market capitalization and industry classification characteristics of the DEM Universe. The DEM Index is weighted by market capitalization and is intended as a performance measure of the DEM Universe. The small company stock returns quoted by Ibbotson Associates are based upon the smallest quintile of the New York Stock Exchange, as well as similar capitalization stocks on the American Stock Exchange and Nasdaq. This database is unmanaged and capitalization weighted.

The total returns for all indices used show the changes in prices for the stocks in each index. However, only the performance data for the S&P 500 Stock Index and the Ibbotson Associates performance data assume reinvestment of all capital gains distributions and dividends paid by the stocks in each data base. Tax consequences are not included in such illustrations, nor are brokerage or other fees or expenses reflected in the Nasdaq Composite or S&P 500 Stock figures. In addition, each Fund's total return or performance may be compared to the performance of other funds or other groups of funds that are followed by Morningstar, Inc. a widely used independent research firm which ranks funds by overall performance, investment objectives and asset size. Morningstar proprietary ratings reflect risk-adjusted performance. The ratings are subject to change every month. Morningstar's ratings are calculated from a fund's three-year and five-year average annual returns with appropriate sales charge adjustments and a risk factor that reflects fund performance relative to three-month Treasury bill monthly returns. Ten percent of the funds in an asset class receive a five star rating. Each Fund's total return or performance may also be compared to the performance of other funds or groups of funds by other financial or business publications, such as Business Week, Investors Daily, Mutual Fund Forecaster, Money Magazine, Wall Street Journal, New York Times, Baron's, and Lipper Analytical Services. Each Fund's performance may also be compared, from time to time, to (a) indices of stocks comparable to those in which the Fund invests and
(b) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in one of the Funds.

ADDITIONAL PERFORMANCE INFORMATION FOR THE FUNDS

A Fund may reflect its individual total return in advertisements and stockholder reports. Total investment return is one recognized method of measuring investment company investment performance. Quotations of average annual total return will be shown in terms of the average annual compounded rate or return on a hypothetical investment in a Fund over a period of 1 year, 5 years and over the life of that Fund. This method of calculating total return is based on the assumption that, all dividends and distributions by the Fund are reinvested in shares of the Fund at net asset value and all recurring fees are included for applicable periods. Total return may also be expressed in terms of the cumulative value of an investment in the Fund at the end of a defined period of time. Any fees charged by banks or their institutional investors directly to their customer accounts in connection with investments in Investor Shares will not be included in the Fund's calculations of total returns.

All data is based on a Fund's past investment results and does not predict future performance. Investment performance, which may vary, is based on many factors, including market conditions, the composition of the investments in the particular Fund, and the particular Fund's operating expenses. Investment performance also often reflects the risk associated with that Fund's investment objectives and policies. These factors should be considered when comparing one of the Funds to other mutual funds and other investment vehicles.

                             COUNSEL TO THE COMPANY

Venable, Baetjer and Howard, LLP, Baltimore, Maryland acts as counsel to the Company. Venable, Baetjer and Howard, LLP also acts as counsel to the Investment Adviser and the Distributor.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the Company's independent auditors. Ernst & Young LLP will provide audit services, tax advice and assistance in connection with filings with the SEC.

                              FINANCIAL STATEMENTS

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Board of Directors of The Chapman Funds, Inc. - DEM Equity Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Chapman Funds, Inc. - DEM Equity Fund as of October 31, 1999, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period April 8, 1998 (commencement of operations) through October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chapman Funds, Inc. - DEM Equity Fund at October 31, 1999, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period April 8, 1998 (commencement of operations) through October 31, 1998, in conformity with generally accepted accounting principles.

                                                 /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
December 3, 1999

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Schedule of Investments - October 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                        MARKET VALUE
          SHARES                                                                                          (Note 2)
       ------------                                                                                   ----------------
                    ------------------------------------------------------------
                     COMMON STOCK -  96.2%
                    ------------------------------------------------------------
                     AUTO & TRANSPORTATION - 2.6%
                    ------------------------------------------------------------
                     AIR TRANSPORTATION
             17,000       Atlas Air, Inc. +                                                          $        459,000
                                                                                                       ---------------
                     Total Auto & Transportation                                                              459,000
                                                                                                       ---------------
                    ------------------------------------------------------------
                     CONSUMER DISCRETIONARY - 19.1 %
                    ------------------------------------------------------------
                     APPAREL
             18,500       Perry Ellis International, Inc. +                                                   212,750
                     CONSUMER PRODUCTS
             10,000       Movado Group, Inc.                                                                  220,000
                     ENTERTAINMENT
              2,000       BIG Entertainment +                                                                  34,000
                     ENVIRONMENTAL SERVICES
             10,000       ATG Inc. +                                                                           53,750
                     FURNITURE
             19,500       Ethan Allen Interiors, Inc.                                                         693,468
                     MEDIA/PUBLISHING
              6,000       Radio One Inc. +                                                                    299,250
              6,000       Spanish Broadcasting +                                                              159,750
             11,000       Univision Communications, Inc.  +                                                   935,688
                     RETAILERS
             12,000  PC Connections, Inc. +                                                                   249,000
             15,000       Wet Seal, Inc., Class A +                                                           210,000
                     SOFTWARE & TECHNOLOGY SERVICES
              4,000       Advantage Learnings, Inc. +                                                         110,500
              5,000       Starmedia Network, Inc. +                                                           143,750
                                                                                                       ---------------
                      Total Consumer Discretionary                                                          3,321,906
                                                                                                       ---------------
                    ------------------------------------------------------------
                     FINANCIAL SERVICES - 7.9%
                    ------------------------------------------------------------
                     BANKS
              5,000       Carver Bancorp, Inc.                                                                 35,625
             18,000       Popular, Inc.                                                                       538,875
                     FINANCIAL SERVICES
             14,000       Doral Financial Corporation +                                                       179,375
              5,333       Oriental Financial Group, Inc.                                                      120,659
              8,000       R&G Financial Corp., Class B                                                        122,000


                                       F-3





              3,000       Ugly Duckling Corp. +                                                                26,625
                     SOFTWARE & TECHNOLOGY SERVICE
              6,000       Advent Software, Inc. +                                                             360,750
                                                                                                       ---------------
                      Total Financial Services                                                              1,383,909
                                                                                                       ---------------
                    ------------------------------------------------------------
                     HEALTH CARE - .1%
                    ------------------------------------------------------------
                     HEALTH CARE MANAGEMENT SERVICES
              2,500       Pediatrix Medical Group +                                                            22,188
                                                                                                       ---------------
                     Total Health Care                                                                         22,188
                                                                                                       ---------------


See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM  EQUITY FUND
Schedule of Investments - October 31, 1999 - Continued
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                        MARKET VALUE
          SHARES                                                                                          (Note 2)
       ------------                                                                                   ----------------
                     COMMON STOCK  - Continued
                    ------------------------------------------------------------
                     PRODUCER DURABLE - 12.4%
                    ------------------------------------------------------------
                     COMMUNICATIONS
             15,000       Mas Tec, Inc. +                                                            $        491,250
                     TECHNOLOGY
              7,000       Gemstar International Group Limited +                                               608,125
             14,000       Solectron Corporation  +                                                          1,053,500
                                                                                                       ---------------
                     Total Producer Durable                                                                 2,152,875
                                                                                                       ---------------
                    ------------------------------------------------------------
                     TECHNOLOGY - 52.8%
                    ------------------------------------------------------------
                     COMMUNICATIONS
             14,000       Premisys Communications, Inc.  +                                                    135,625
             15,000       Startec Global Communications Corporation  +                                        240,000
                     COMPUTERS
             28,000       Smart Modular Technologies +                                                      1,039,500
                     SOFTWARE & TECHNOLOGY SERVICE
             20,000       Aspect  Development, Inc. +                                                         707,500
             10,000       Autodesk, Inc.                                                                      187,500
             40,500       Broadvision, Inc.  +                                                              2,981,813
              3,000       CYSIVE Inc. +                                                                       172,687
             10,000       Complete Business Solutions, Inc. +                                                 145,000
             15,000       Computer Associates International, Inc.                                             847,500
             12,000       I2 Technologies, Inc. +                                                             947,250
              2,000       Informatica Corporation +                                                           144,500
             13,000       Intelligroup, Inc. +                                                                130,000
             20,000       Open Market, Inc. +                                                                 355,000
              8,000       Quepasa.COM +                                                                        61,000
                     TECHNOLOGY
             24,000       Lattice Semiconductor Corporation +                                                 849,000
             12,000       Nvidia Corp. +                                                                      265,500
                                                                                                       ---------------
                     Total Technology                                                                       9,209,375
                                                                                                       ---------------
                    ------------------------------------------------------------
                     UTILITIES - 1.3%
                    ------------------------------------------------------------
                     COMMUNICATIONS
             10,000       Primus Telecommunications Group +                                                   221,250
                                                                                                       ---------------
                     Total Utilities                                                                          221,250
                                                                                                       ---------------

                     Total Common Stock (Cost $11,173,402) - 96.2%                                         16,770,503
                                                                                                       ---------------


                                       F-5





                     Total Investments in Securities - 96.2%                                               16,770,503
                     Other Assets Less Liabilities - 3.8%                                                     656,063
                                                                                                       ---------------
                     Net assets - 100.0%                                                             $     17,426,566
                                                                                                       ---------------
                                                                                                       ---------------

+ Non-income producing securities
See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Statement of Assets and Liabilities - October 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            -------------------------------------------------------------
             ASSETS:
            -------------------------------------------------------------
             Investments in securities at value (cost $11,173,402)                   $     16,770,503
             Cash                                                                             606,808
             Receivable for investments sold                                                  257,216
             Deferred organization costs                                                       35,239
             Receivable for shares sold                                                         9,982
             Interest receivable                                                                1,623
                                                                                       ---------------
             Total assets                                                                  17,681,371
                                                                                       ---------------
            -------------------------------------------------------------
             LIABILITIES:
            -------------------------------------------------------------
             Payable for investments purchased                                                214,412
             Accrued expenses                                                                  40,393
                                                                                       ---------------
             Total liabilities                                                                254,805
                                                                                       ---------------
            -------------------------------------------------------------
             NET ASSETS                                                              $     17,426,566
            -------------------------------------------------------------              ---------------
                                                                                       ---------------


            -------------------------------------------------------------
             NET ASSETS CONSIST OF:
            -------------------------------------------------------------

             Paid in capital                                                         $     12,238,203
             Accumulated net realized loss on investments                                   (408,738)
             Net unrealized appreciation of investments                                     5,597,101
                                                                                       ---------------
                                                                                     $     17,426,566
                                                                                       ---------------
                                                                                       ---------------

             Net Asset Value and Redemption Price Per:
                  Institutional Shares
                  ($17,005,634 / 834,997 shares outstanding)                         $          20.37
                                                                                       ---------------
                                                                                       ---------------
                  Investor Shares
                  ($420,932 / 20,747 shares outstanding)                             $          20.29
                                                                                       ---------------
                                                                                       ---------------

             Offering Price Per Investor Shares:
                  Net asset value                                                               20.29
                  Sales charge (maximum of 4.75% of offering price)                              1.01
                                                                                       ---------------
                  Offering price                                                     $          21.30
                                                                                       ---------------
                                                                                       ---------------



See notes to financial statements.

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Statement of Operations
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                        For the year ended
                                                                                         October 31, 1999
                                                                                      ------------------------
           ---------------------------------------------------------------------
            INVESTMENT INCOME:
           ---------------------------------------------------------------------
               Dividends                                                               $         28,058
               Interest                                                                          10,907
                                                                                      ------------------------
                    Total investment income                                                      38,965
                                                                                      ------------------------
           ---------------------------------------------------------------------
            EXPENSES:
           ---------------------------------------------------------------------
               Management and administrative fees                                               116,452
               Transfer and dividend disbursing agent's fees                                     41,418
               Fund accounting fees                                                              35,200
               Professional fees                                                                 32,785
               Distribution fees                                                                 27,727
               Registration fees                                                                 26,321
               Directors' fees                                                                   21,221
               Shareholder reports                                                               17,050
               Custodian fees                                                                     5,005
               Miscellaneous                                                                     21,667
                                                                                      ------------------------
                     Total expenses                                                             344,846
                     Expenses reimbursed                                                       (11,782)
                                                                                      ------------------------
                     Net expenses                                                               333,064
                                                                                      ------------------------

               Net investment loss                                                            (294,099)
           ---------------------------------------------------------------------
            REALIZED AND UNREALIZED GAIN (LOSS) ON
            INVESTMENTS:
           ---------------------------------------------------------------------
               Net realized loss on investment transactions                                   (140,466)
               Change in unrealized appreciation/depreciation of investments                  7,245,970
                                                                                      ------------------------
                    Net realized and unrealized gain on investments                           7,105,504
                                                                                      ------------------------
           ---------------------------------------------------------------------
            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $      6,811,405
           ---------------------------------------------------------------------      ------------------------
                                                                                      ------------------------




See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Statements of Changes in Net Assets
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                        For the period
                                                                                                       April 8, 1998 (1)
                                                                          For the year ended                through
                                                                           October 31, 1999            October 31, 1998
                                                                        -----------------------     ------------------------
---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------
OPERATIONS:
---------------------------------------------------------------
     Net investment loss                                              $           (294,099)       $            (201,608)
     Net realized loss on investment transactions                                 (140,466)                     (42,167)
     Change in unrealized appreciation/depreciation
     of investments                                                               7,245,970                  (1,648,870)
                                                                        -----------------------     ------------------------
          Net increase (decrease) in net assets from operations                   6,811,405                  (1,892,645)
                                                                        -----------------------     ------------------------
---------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
---------------------------------------------------------------
     Proceeds from shares sold
          Institutional Shares                                                    2,328,837                   10,000,014
          Investor Shares                                                           204,046                       50,832
                                                                        -----------------------     ------------------------
          Total proceeds from shares sold                                         2,532,883                   10,050,846
                                                                        -----------------------     ------------------------

     Cost of shares repurchased
          Institutional Shares                                                     (36,448)
          Investor Shares                                                          (33,383)                      (6,092)
                                                                        -----------------------     ------------------------
          Total cost of shares repurchased                                         (69,831)                      (6,092)
                                                                        -----------------------     ------------------------
          Increase in net assets from capital share transactions                  2,463,052                   10,044,754
                                                                        -----------------------     ------------------------

     Total increase in net assets                                                 9,274,457                    8,152,109
                                                                        -----------------------     ------------------------
---------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------
     Beginning of year                                                            8,152,109                          ---
                                                                        -----------------------     ------------------------
     End of year                                                      $          17,426,566       $            8,152,109
                                                                        -----------------------     ------------------------
                                                                        -----------------------     ------------------------



--------------------------------------
(1) Commencement of operations.

See notes to financial statements.

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND - INVESTOR SHARES
Financial Highlights
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. IT SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                                       For the year          April 8, 1998 (2)
                                                                           ended                 through
                                                                        October 31,             October 31,
                                                                           1999                    1998
                                                                   --------------------    --------------------
          -----------------------------------------------
           PER SHARE OPERATING PERFORMANCE:
          -----------------------------------------------
                Net asset value,  beginning of year                    $      11.58            $     14.29
                                                                   --------------------    --------------------
          -----------------------------------------------
           INCOME FROM INVESTMENT OPERATIONS:
          -----------------------------------------------
                Net investment loss (3)                                        (.45)                  (.29)
                Net realized and unrealized gain (loss)
                on investments                                                 9.16                  (2.42)
                                                                   --------------------    --------------------
                Total from investment operations                               8.71                  (2.71)
                                                                   --------------------    --------------------
          -----------------------------------------------
           DISTRIBUTIONS:
          -----------------------------------------------
                From net investment income                                      -0-                     -0-
                From net realized gains on investments                          -0-                     -0-
                                                                   --------------------    --------------------
                Total distributions                                             -0-                     -0-
                                                                   --------------------    --------------------

                Net asset value, end of year                           $      20.29            $      11.58
                                                                   --------------------    --------------------
                                                                   --------------------    --------------------

           Total Return (4)                                                   75.21 %                (18.96)%

          -----------------------------------------------------------------------------------------------------
           RATIOS TO AVERAGE NET ASSETS: (5)
          -----------------------------------------------------------------------------------------------------
                Expenses                                                       3.25 %                  4.55 %
           ....................................................................................................
                Net investment loss                                           (2.90)%                 (4.31)%
           ....................................................................................................
                Expenses prior to voluntary expense waiver                     3.50 %                  4.80 %


--------------------------------------
(2) Commencement of operations. Ratios have been annualized and total return has not been annualized.
(3) Net investment loss per share was calculated using the average shares method.
(4) Total Return represents the return that an investor would have earned (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions). It excludes the effect of sales load.
(5) The Chapman Co., the fund's distributor, voluntarily agreed to limit the distribution fee to an aggregate of .25% of average daily net assets of the Investor Shares. Additionally, CCM, the Fund's investment advisor, voluntarily agreed to limit the total annual operating expenses of the Investor Shares to 3.00% of average daily net assets effective July 1, 1999.

See notes to financial statements.

           ....................................................................................................

          -----------------------------------------------------------------------------------------------------
           Supplemental Data:
          -----------------------------------------------------------------------------------------------------
                Net Assets, end of period (000 omitted)                        $421                     $45
           ....................................................................................................
                Portfolio turnover rate                                       17.27%                  17.89%
           ....................................................................................................

                              FINANCIAL HIGHLIGHTS

THE CHAPMAN FUNDS, INC.

DEM EQUITY FUND--INSTITUTIONAL SHARES

    THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. IT SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                                                   APRIL 8, 1998(1)
                                                              FOR THE YEAR ENDED        THROUGH
                                                               OCTOBER 31, 1999    OCTOBER 31, 1998
                                                              ------------------   -----------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year........................        $ 11.58             $ 14.29
                                                                    -------             -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss(2)....................................           (.40)               (.29)
  Net realized and unrealized gain (loss) on investments....           9.19               (2.42)
                                                                    -------             -------
  Total from investment operations..........................           8.79               (2.71)
                                                                    -------             -------

DISTRIBUTIONS:
  From net investment income................................           (-0-)               (-0-)
  From net realized gains on investments....................           (-0-)               (-0-)
                                                                    -------             -------
  Total distributions.......................................           (-0-)               (-0-)
                                                                    -------             -------
  Net asset value, end of year..............................        $ 20.37             $ 11.58
                                                                    =======             =======
    TOTAL RETURN(3).........................................          75.91%             (18.96)%

RATIOS TO AVERAGE NET ASSETS:(4)
  Expenses..................................................           2.97%               4.30%
  Net investment loss.......................................          (2.64)%             (4.06)%
  Expenses prior to voluntary expense limitation............           3.00%               4.30%

SUPPLEMENTAL DATA:
  Net Assets, end of period (000 omitted)...................        $17,006             $ 8,107
  Portfolio turnover rate...................................          17.27%              17.89%

------------------------

1 Commencement of operations. Ratios have been annualized and total return has not been annualized.

2 Net investment loss per share was calculated using the average shares method.

3 Total Return represents the return that an investor would have earned (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions).

4 CCM, the Fund's investment advisor, voluntarily agreed to limit the total annual operating expenses of the Institutional Shares to 2.00% of average daily net assets effective July 1, 1999.

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Notes To Financial Statements - October 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


NOTE 1 - GENERAL

The Chapman Funds, Inc. (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Company currently offers six series; DEM Equity Fund, DEM Index Fund, DEM-Multi Manager Equity Fund, DEM-Multi Manager Bond Fund, U.S. Treasury Money Fund, and Institutional Cash Management Fund. These financial statements pertain to the DEM Equity Fund (the "Fund").

The Fund is a non-diversified portfolio that seeks aggressive long-term growth through capital appreciation from investments in companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women ("DEM Companies"). The Fund, which commenced operations on April 8, 1998, offers two classes of shares, Institutional Shares and Investor Shares. The Institutional Shares are sold without a sales load, and the Investor Shares have a maximum 4.75% front-end sales load.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

SECURITY VALUATION - Portfolio securities primarily traded on an exchange are valued at the last quoted sales price for that day. Securities traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. If bid and asked quotations are not available, then over-the-counter securities are valued through valuations obtained from an independent pricing service or as determined in good faith by the Board of Directors. Investments in short-term securities having a maturity of 60 days or less are valued at amortized cost.

FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Fund intends to qualify as a Regulated Investment Company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income.

DEFERRED ORGANIZATION COSTS - Costs incurred in connection with the Fund's organization have been capitalized and will be amortized on a straight-line basis over a five-year period.

SECURITIES TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS, AND OTHER - The Fund accounts for security transactions on a trade date basis. Realized gains and losses on sales of securities are determined using the specific identification method for both financial and income tax reporting purposes. Interest income and expenses are recorded on an accrual basis. Income and common expenses are allocated on a daily basis to each class based on its respective net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Chapman Capital Management, Inc. ("CCM"), a wholly-owned direct subsidiary of Chapman Capital Management Holdings, Inc., is the investment adviser for the Fund. The Fund pays CCM an advisory fee at an annual rate of .90% of the Fund's average daily net assets, and an administration fee at an annual rate of .15% of the Fund's average daily net assets. At October 31, 1999, expenses payable to CCM for advisory and administrative services was $16,067.

First Data Investor Services Group ("First Data") serves as the Fund's Transfer and Dividend Paying Agent and Accounting Agent pursuant to an Investment Company Services Agreement. As compensation for transfer agent services, the Fund pays First Data an account fee plus an additional class fee. As compensation for its accounting services, the Fund pays First Data a fee based on its average daily net assets plus an additional class fee.

For the year ended October 31, 1999, The Chapman Co., an affiliate of CCM, earned commissions on sales of Investor Shares of $10,176, and received brokerage commissions related to Fund portfolio transactions of $7,075.

THE CHAPMAN FUNDS, INC.
DEM EQUITY FUND
Notes to Financial Statements - October 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Pursuant to Rule 12b-1 under the 1940 Act, The Chapman Co., the Distributor of the Fund (the "Distributor"), receives a fee under the Investor Shares Distribution Plan for stockholder and distribution services at an annual rate of
 .75% (up to .25% stockholder service fee and .50% distribution fee) of the average daily net assets of the Fund attributable to the Investor Shares. The Distributor has voluntarily limited such fee of the Fund to an aggregate of .50% of average daily net assets (up to .25% stockholder service fee and .25% distribution fee). These voluntary limits are not contractual and could change. For the year ended October 31, 1999, total distribution fees waived were $518. The Distributor also receives a fee under the Institutional Shares Distribution Plan for stockholder administrative and distribution services at an annual rate of .25% of the average daily net assets of the Fund attributable to the Institutional Shares. At October 31, 1999 expenses payable to The Chapman Co. for distribution services was $5,256.

NOTE 4 - CAPITAL SHARE TRANSACTIONS

The Company is authorized to issue 10 billion full and fractional shares of common stock, par value $.001 per share, of which 1 billion shares are designated as DEM Equity Institutional Shares, and 1 billion shares are designated as DEM Equity Investor Shares. Transactions in shares of the respective classes were as follows:

                                                                      ------------------------------------------------
                                                                                                    For the period
                                                                         For the year ended        April 8, 1998(6)
                                                                          October 31, 1999             through
                                                                                                   October 31, 1999
                                                                      ------------------------------------------------
Shares sold
     Institutional Shares                                                        137,228                   699,791
     Investor Shares                                                              19,345                    4,396
Shares issued as reinvestment of dividends                                         -----                    -----
Shares repurchased
     Institutional Shares                                                          2,023                    -----
     Investor Shares                                                               2,514                      480

                                                                      ------------------------------------------------
Net increase in shares outstanding                                               152,036                  703,707
                                                                      ------------------------------------------------
                                                                      ------------------------------------------------

NOTE 5 - INVESTMENT TRANSACTIONS


--------------------------------------
(6) Commencement of operations

Excluding short-term obligations, purchases of investment securities aggregated $3,363,054 and proceeds from sales aggregated $1,769,289 for the year ending October 31, 1999.

The following balances are as of October 31, 1999:

                                                      Tax Basis (Net)           Tax Basis (Gross)          Tax Basis (Gross)
                          Cost for Federal              Unrealized                 Unrealized                 Unrealized
                         Income Tax Purposes           Appreciation               Appreciation              (Depreciation)
                      --------------------------------------------------------------------------------------------------------
DEM Equity Fund              $11,173,402                $5,597,101                 $6,804,532                ($1,207,431)

The Fund had capital loss carryforwards for federal income tax purposes at October 31, 1999, of $42,167 and $140,466, which expire in 2006 and 2007 respectively.

NOTE 6 - DIRECTOR'S FEES AND RELATED PARTIES

Certain officers and directors of the Company are "affiliated persons", as defined in the Investment Company Act of 1940, of the adviser. For the year ended October 31, 1999, these "affiliated persons" did not receive any compensation from the Company.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Board of Directors of The Chapman Funds, Inc. - DEM Index Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Chapman Funds, Inc. - DEM Index Fund as of October 31, 1999, and the related statement of operations, statement of changes in net assets, and financial highlights for the period March 23, 1999 (commencement of operations) through October 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

WE CONDUCTED OUR AUDIT IN ACCORDANCE WITH GENERALLY ACCEPTED AUDITING STANDARDS. THOSE STANDARDS REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS. OUR PROCEDURES INCLUDED CONFIRMATION OF SECURITIES OWNED AS OF OCTOBER 31, 1999, BY CORRESPONDENCE WITH THE CUSTODIAN. AN AUDIT ALSO INCLUDES ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AS WELL AS EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDIT PROVIDES A REASONABLE BASIS FOR OUR OPINION.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chapman Funds, Inc. - DEM Index Fund at October 31, 1999, and the results of its operations, the changes in its net assets, and its financial highlights for the period March 23, 1999 (commencement of operations) through October 31, 1999, in conformity with generally accepted accounting principles.


                                                  /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
December 3, 1999

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
Schedule of Investments - October 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                        MARKET VALUE
          SHARES                                                                                          (Note 2)
       ------------                                                                                   ----------------
                     -----------------------------------------------------------
                      COMMON STOCK - 91.7%
                     -----------------------------------------------------------
                      AUTO & TRANSPORTATION - .8%
                     -----------------------------------------------------------
                       TRANSPORTATION
                  46       Atlas Air, Inc. +                                                         $           1,242
                                                                                                       ----------------
                      Total Auto & Transportation                                                                1,242
                                                                                                       ----------------
                     -----------------------------------------------------------
                      CONSUMER DISCRETIONARY - 19.7%
                     -----------------------------------------------------------
                      APPAREL
                  31      Authentic Fitness                                                                        603
                  37      Chaus Bernard, Inc.  +                                                                    95
                  29      Donna Karan International  +                                                             243
                  14      Perry Ellis International, Inc. +                                                        161
                      CONSUMER PRODUCTS
                  26       Movado Group, Inc.                                                                      572
                  10       National Presto Industries, Inc.                                                        370
                      CONSUMER SERVICES
                 130       INFOUSA, Inc. +                                                                         719
                   7       M/A/R/C, Inc.                                                                           138
                      ENTERTAINMENT
                  11       BIG Entertainment +                                                                     187
                      ENVIRONMENTAL SERVICES
                  19       ATG, Inc. +                                                                             102
                      RENTAL/LEASING COMMERCIAL
                  29       Neff Corporation  +                                                                     321
                      FURNITURE
                  55       Ethan Allen Interiors, Inc.                                                           1,956
                      MEDIA/PUBLISHING
                  16       Granite Broadcasting Corporation +                                                      206
                  24       Radio One, Inc., Class A +                                                            1,197
                 168       Univision Communications, Inc. +                                                     14,291
                      RETAILERS
                  12       Lillian Vernon Corporation                                                              152
                  21       PC Connection, Inc. +                                                                   436
                  17       Wet Seal, Inc., Class A +                                                               238
                      SOFTWARE & TECHNOLOGY SERVICE
                  46       Advantage Learnings, Inc. +                                                           1,271
                  21       Proxicom, Inc. +                                                                      1,612
                  95       Starmedia Network, Inc. +                                                             2,731


                                       F-18




                      TEXTILES: APPAREL MANUFACTURERS
                  78       The Warnaco Group, Inc., Class A                                                      1,111
                                                                                                       ----------------
                       Total Consumer Discretionary                                                             28,712
                                                                                                       ----------------


See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
Schedule of Investments - October 31, 1999 Continued
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                        MARKET VALUE
          SHARES                                                                                          (Note 2)
       ------------                                                                                   ----------------
                     -----------------------------------------------------------
                      CONSUMER STAPLES - 1.6%
                     -----------------------------------------------------------
                      CONSUMER PRODUCTS
                  24        Nature's Sunshine Products                                               $             177
                      FOOD
                  67       Tootsie Roll Industries, Inc.                                                         2,123
                                                                                                       ----------------
                      Total Consumer Staples                                                                     2,300
                                                                                                       ----------------
                     -----------------------------------------------------------
                      FINANCIAL SERVICES - 16.9%
                     -----------------------------------------------------------
                      BANKS
                  12       Cathay Bancorp, Inc.                                                                    461
                  17       First Indiana Corporation                                                               416
                  39       Firstbank Puerto Rico                                                                   873
                  20       G B C Bancorp                                                                           409
                  92       Golden West Financial                                                                10,281
                  14       Hamilton Bancorp, Inc. +                                                                222
                  24       International Bancshares                                                              1,089
                  14       Jeffbanks, Inc.                                                                         416
                 213       Popular, Inc.                                                                         6,377
                   6       Vista Bancorp, Inc.                                                                     104
                      FINANCIAL SERVICES
                  64       Doral Financial Corporation +                                                           820
                  18       Oriental Financial Group, Inc.                                                          407
                  39       R&G Financial Corporation, Class B                                                      595
                  20       Ugly Duckling Corporation +                                                             178
                      INSURANCE
                  10       Meridian Insurance Group, Inc.                                                          166
                      INVESTMENT MANAGEMENT
                  30       Siebert Financial Corporation                                                           427
                      MEDIA/PUBLISHING
                  13       Value Line, Inc.                                                                        453
                      SOFTWARE & TECHNOLOGY SERVICE
                  16       Advent Software +                                                                       962
                                                                                                       ----------------
                       Total Financial Services                                                                 24,656
                                                                                                       ----------------
                     -----------------------------------------------------------
                      HEALTH CARE -.7%
                     -----------------------------------------------------------
                      HEALTH CARE
                  21       Pediatrix Medical Group +                                                               186
                      MEDICAL PRODUCTS


                                       F-20




                  21       Chromatics Color Sciences, Inc. +                                                       126
                  11      ICU Medical, Inc. +                                                                      165
                      MEDICAL INFORMATION SYSTEMS
                  15       Kendle International +                                                                  106

See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
Schedule of Investments - October 31, 1999 Continued
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                        MARKET VALUE
          SHARES                                                                                          (Note 2)
       ------------                                                                                   ----------------
                     -----------------------------------------------------------
                      HEALTH CARE -.7% (Continued)
                     -----------------------------------------------------------
                      PHARMACEUTICAL
                  25       Akorn, Inc. +                                                             $              97
                  54       Genelabs Technologies, Inc.  +                                                          174
                  11       Neopharm, Inc. +                                                                        151
                                                                                                       ----------------
                      Total Health Care                                                                          1,005
                                                                                                       ----------------
                     -----------------------------------------------------------
                      MATERIALS & PROCESSING - .3%
                     -----------------------------------------------------------
                      AGRICULTURE
                  10       Maui Land & Pineapple Company                                                           201
                      BUILDING MATERIALS
                   7       Puerto Rican Cement Co., Inc.                                                           253
                                                                                                       ----------------
                      Total Materials & Processing                                                                 454
                                                                                                       ----------------
                     -----------------------------------------------------------
                      PRODUCER DURABLES - 10.5 %
                     -----------------------------------------------------------
                      COMMUNICATIONS
                  37       Mastec, Inc. +                                                                        1,212
                      TECHNOLOGY
                 163        Gemstar International Group Limited  +                                              14,160
                                                                                                       ----------------
                      Total Producer Durables                                                                   15,372
                                                                                                       ----------------
                     -----------------------------------------------------------
                      TECHNOLOGY - 37.4%
                     -----------------------------------------------------------
                      COMMUNICATIONS
                  46       Egan Communications +                                                                 1,340
                  33       Premisys Communications, Inc. +                                                         320
                  13       Startec Global Communications Corporation  +                                            208
                      COMPUTERS
                  61       Smart Modular Technologies +                                                          2,265
                      ELECTRONICS
                  13       Pericom Semiconductor Corporation +                                                     210
                      RETAILERS
                 113       CHS Electronics, Inc. +                                                                  99
                      SOFTWARE & TECHNOLOGY SERVICE
                  41       Appnet Systems, Inc. +                                                                1,786
                  42       Aspect Development, Inc. +                                                            1,486
                  80       Autodesk, Inc.                                                                        1,500
                  45       Avant Corporation +                                                                     579
                 120       Broadvision, Inc. +                                                                   8,835
                  47       Complete Business Solutions, Inc. +                                                     682
                  15       DSET Corp +                                                                             263
                 114       I2 Technologies, Inc. +                                                               8,999


                                       F-22




                  46       IMRglobal Corporation +                                                                 472
                  23       Informatica Corporation +                                                             1,662
                  58       Infospace Company, Inc. +                                                             3,226
                  31       Integrated Systems, Inc. +                                                              521
                  21       Intelligroup, Inc. +                                                                    210
                  38       Keynote Sys, Inc. +                                                                   1,724
                  18       Marimba, Inc. +                                                                         513

See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
Schedule of Investments - October 31, 1999 Continued
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                        MARKET VALUE
          SHARES                                                                                          (Note 2)
       ------------                                                                                   ----------------
                  80       Mastech Corporation +                                                     $           1,370
                  43       Netscout Systems, Inc. +                                                                882
                  30       Omega Research, Inc. +                                                                  172
                  48       Open Market +                                                                           852
                  30       Pinnacle Systems, Inc. +                                                                832
                  41       QAD, Inc. +                                                                             141
                  18       Quepasa.com, Inc. +                                                                     137
                  51       Syntel, Inc. +                                                                          421
                   7       Software Spectrum, Inc. +                                                                70
                  50       Vitria Technology  +                                                                  3,297
                      TECHNOLOGY
                 160       Amkor Technology, Inc. +                                                              3,230
                  56       Alliance Semiconductor Corporation +                                                    651
                  54       ESS Technology Corporation +                                                            712
                  73       Komag, Inc. +                                                                           121
                  64       Lattice Semiconductor Corporation +                                                   2,264
                  34       Neomagic Corporation +                                                                  271
                  40       Nvidia Corporation +                                                                    885
                  68       Oak Technology, Inc. +                                                                  323
                  15       Opti, Inc. +                                                                             99
                  12       Osicom Technologies, Inc. +                                                              99
                  31       Silicon Storage Technology +                                                            529
                  21       Sigma Designs +                                                                         123
                  18       Trident Microsystems, Inc. +                                                            152
                                                                                                       ----------------
                      Total Technology                                                                          54,533
                                                                                                       ----------------
                     -----------------------------------------------------------
                      UTILITIES - 3.8%
                     -----------------------------------------------------------
                      COMMUNICATIONS
                  38       Primus Telecommunications Group +                                                       841
                      UTILITIES
                 161       American Water Works, Inc.                                                            4,699
                                                                                                       ----------------
                      Utilities Total                                                                            5,540
                                                                                                       ----------------

                      Total Common Stock (Cost $108,734) - 91.7%                                               133,814
                      Other Assets Less Liabilities - 8.3%                                                      12,158
                                                                                                       ----------------
                      Net Assets - 100%                                                                       $145,972
                                                                                                       ----------------
                                                                                                       ----------------


+  Non-income producing security
See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
Statement of Assets and Liabilities - October 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     -----------------------------------------------------------
                      ASSETS:
                     -----------------------------------------------------------
                      Investments in securities at value (cost $108,734)                             $         133,814
                      Cash                                                                                       6,724
                      Dividend receivable                                                                           41
                      Receivable for shares sold                                                                   214
                      Receivable from investment advisor                                                        63,921
                                                                                                       ----------------
                      Total assets                                                                             204,714
                                                                                                       ----------------
                     -----------------------------------------------------------
                      LIABILITIES:
                     -----------------------------------------------------------
                      Accrued expenses                                                                          58,742
                                                                                                       ----------------
                      Total liabilities                                                                         58,742
                                                                                                       ----------------
                     -----------------------------------------------------------
                      NET ASSETS                                                                     $         145,972
                     -----------------------------------------------------------                       ----------------
                                                                                                       ----------------


                     -----------------------------------------------------------
                      NET ASSETS CONSIST OF:
                     -----------------------------------------------------------

                      Paid-in capital                                                                $         110,901
                      Accumulated net realized gain on investments                                               9,991
                      Net unrealized appreciation of investments                                                25,080
                                                                                                       ----------------
                                                                                                     $         145,972
                                                                                                       ----------------
                                                                                                       ----------------

                     -----------------------------------------------------------
                      NET ASSET VALUE AND REDEMPTION PRICE PER:
                     -----------------------------------------------------------
                           Institutional Shares
                           ($133,674 / 6,999 shares outstanding)                                     $          19.10
                                                                                                       ----------------
                                                                                                       ----------------
                           Investor Shares
                           ($12,298 / 645 shares outstanding)                                        $          19.07
                                                                                                       ----------------
                                                                                                       ----------------

                     -----------------------------------------------------------
                      OFFERING PRICE PER INVESTOR SHARES:
                     -----------------------------------------------------------
                           Net asset value                                                           $           19.07
                           Sales charge (maximum of 4.75% of offering price)                                       .95
                                                                                                       ----------------
                           Offering price                                                            $           20.02
                                                                                                       ----------------
                                                                                                       ----------------


See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
Statement of Operations
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                        For the period
                                                                                                       March 23, 1999(7)
                                                                                                            through
                                                                                                       October 31, 1999
           ----------------------------------------------------------------------------------       ----------------------
            INVESTMENT INCOME:
           ----------------------------------------------------------------------------------
               Dividends                                                                              $         337
                                                                                                    ----------------------
                    Total investment income                                                                     337
                                                                                                    ----------------------
           ----------------------------------------------------------------------------------
            EXPENSES:
           ----------------------------------------------------------------------------------
               Management and administrative fees (Note 3)                                                      405
               Distribution fees                                                                                173
               Transfer agent fees                                                                           16,047
               Fund accounting fees                                                                          14,403
               Professional fees                                                                             13,099
               Registration fees                                                                              8,397
               Shareholder reports                                                                            4,111
               Directors fees                                                                                 4,015
               Custody fees                                                                                   2,222
               Miscellaneous                                                                                  2,164
                                                                                                    ----------------------
                     Total expenses                                                                          65,036
                     Reimbursement of expenses                                                              (63,921)
                                                                                                    ----------------------
                     Net expenses                                                                             1,115
                                                                                                    ----------------------

               Net investment loss                                                                             (778)
                                                                                                    ----------------------
           ----------------------------------------------------------------------------------
            REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
           ----------------------------------------------------------------------------------
               Net realized gain on investment transactions                                                  10,769
               Net unrealized appreciation of investments                                                    25,080
                                                                                                    ----------------------
                    Net realized and unrealized gain on investments                                          35,849
                                                                                                    ----------------------
           ----------------------------------------------------------------------------------
            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $      35,071
           ----------------------------------------------------------------------------------       ----------------------
                                                                                                    ----------------------


--------------------------------------
(7) Commencement of Operations

See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                       For the period
                                                                                      March 23, 1999(8)
                                                                                           through
                                                                                       October 31, 1999
                                                                                   ----------------------
-------------------------------------------------------------------------------
 INCREASE IN NET ASSETS:
-------------------------------------------------------------------------------
 OPERATIONS:
-------------------------------------------------------------------------------
     Net investment loss                                                           $               (778)
     Net realized gain on investment transactions                                                 10,769
     Net unrealized appreciation of investments                                                   25,080
                                                                                    ---------------------
          Net increase in net assets from operations                                              35,071
                                                                                    ---------------------
-------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS (NOTE  4):
-------------------------------------------------------------------------------
     Proceeds from shares sold
          Institutional Shares                                                                   100,014
          Investor Shares                                                                         11,164
                                                                                    ---------------------
          Total proceeds from shares sold                                                        111,178
                                                                                    ---------------------

     Cost of shares repurchased
          Investor Shares                                                                            277
                                                                                    ---------------------
      Increase in net assets from capital share transactions                                     110,901
                                                                                    ---------------------

     Total increase in net assets                                                                145,972
                                                                                    ---------------------
-------------------------------------------------------------------------------
 NET ASSETS:
-------------------------------------------------------------------------------
     Beginning of period                                                                             ---
                                                                                    ---------------------
     End of period                                                                 $             145,972
                                                                                    ---------------------
                                                                                    ---------------------


--------------------------------------
(8) Commencement of operations

See notes to financial statements

THE CHAPMAN FUNDS, INC.
DEM INDEX - INVESTOR  SHARES
Financial Highlights
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. IT SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                                        March 23, 1999 (9)
                                                                            through
                                                                        October 31, 1999
           -------------------------------------------------------     -------------------
            PER SHARE OPERATING PERFORMANCE:
           -------------------------------------------------------
                Net asset value, beginning of period                      $       14.29
                                                                       -------------------
           -------------------------------------------------------
            INVESTMENT OPERATIONS:
           -------------------------------------------------------
                Net investment loss(10)                                            (.23)
                Net realized and unrealized gain on investments                    5.01
                                                                       -------------------
                Total from investment operations                                   4.78
                                                                       -------------------
           -------------------------------------------------------
            DISTRIBUTIONS:
           -------------------------------------------------------
                From net investment income                                          -0-
                From net realized gains on investments                              -0-
                                                                       -------------------
                Total distributions                                                 -0-
                                                                       -------------------

                Net asset value, end of period                            $       19.07
                                                                       -------------------
                                                                       -------------------

           TOTAL RETURN (11)                                                      33.45%

           --------------------------------------------------------------------------------
            RATIOS TO AVERAGE NET ASSETS: (12)
           --------------------------------------------------------------------------------
                Expenses                                                           2.69%
           ...............................................................................
                Net investment loss                                               (2.23)%


--------------------------------------
(9) Commencement of operations. Ratios have been annualized and total return has not been annualized.
(10) Net investment loss per share was calculated using the average shares method.
(11) Total Return represents the return that an investor would have earned (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions). It excludes the effect of sales load.
(12) The Chapman Co., the Fund's distributor, voluntarily agreed to waive the distribution fee during the first fiscal year of the Investor Shares. Chapman Capital Management, Inc.,(CCM), the Fund's investment advisor, voluntarily agreed to limit the advisory fee to an aggregate of .41% of the average daily net assets for the first fiscal year of the Fund. Additionally, CCM also voluntarily agreed to limit the total annual operating expenses of the Investor Shares, to 2.69% (exclusive of income, excise and other taxes and extraordinary expenses) of average daily net assets. Due to the relatively short period of operations, the gross expenses to average net assets has not been presented as it is deemed to be not meaningful.

           ...............................................................................
                Expenses prior to voluntary expense waiver
                And reimbursement                                                  N.M.
           ...............................................................................

           --------------------------------------------------------------------------------
            SUPPLEMENTAL DATA:
           --------------------------------------------------------------------------------
                Net Assets, end of period                                       $12,296
           ...............................................................................
                Portfolio turnover rate                                           87.47%
           ...............................................................................

                              FINANCIAL HIGHLIGHTS

THE CHAPMAN FUNDS, INC.

DEM INDEX FUND--INSTITUTIONAL SHARES

    THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. IT SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                              MARCH 23, 1999(1)
                                                                   THROUGH
                                                               OCTOBER 31, 1999
                                                              ------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period......................       $  14.29
                                                                   --------
INVESTMENT OPERATIONS:
  Net investment loss(2)....................................           (.19)
  Net realized and unrealized gain on investments...........           5.00
                                                                   --------
  Total from investment operations..........................           4.81
                                                                   --------
DISTRIBUTIONS:
  From net investment income................................           (-0-)
  From net realized gains on investments....................           (-0-)
                                                                   --------
  Total distributions.......................................           (-0-)
                                                                   --------
  Net asset value, end of period............................       $  19.10
                                                                   ========
    TOTAL RETURN(3).........................................          33.66%
RATIOS TO AVERAGE NET ASSETS:(4)
  Expenses..................................................           2.40%
  Net investment loss.......................................          (1.94)%
  Expenses prior to voluntary expense waiver And
    reimbursement...........................................           N.M.
SUPPLEMENTAL DATA:
  Net Assets, end of period.................................       $133,676
  Portfolio turnover rate...................................          87.47%

------------------------

1 Commencement of operations. Ratios have been annualized and total return has not been annualized.

2 Net investment loss per share was calculated using the average shares method.

3 Total Return represents the return that an investor would have earned (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions).

4 Chapman Capital Management, Inc. (CCM), the Fund's investment advisor, voluntarily agreed to limit the advisory fee to an aggregate of .41% of the average daily net assets for the first fiscal year of the Fund. Additionally, CCM also voluntarily agreed to limit the total annual operating expenses of the Institutional Shares to 2.00% of average daily net assets effective July 1, 1999. Prior to July 1, 1999 CCM limited expenses to 2.69% of average daily net assets (exclusive of distribution, income, excise and other taxes and extraordinary expenses). Due to the relatively short period of operations, the gross expenses to average net assets has not been presented as it is deemed to be not meaningful.

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
Notes To Financial Statements - October 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE 1 - GENERAL

The Chapman Funds, Inc. (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Company currently offers six series; DEM Index Fund , DEM Equity Fund, DEM Multi-Manager Equity Fund, DEM Multi-Manger Bond Fund, U.S. Treasury Money Fund, and Institutional Cash Management Fund. These financial statements pertain to the DEM Index Fund (the "Fund").

The Fund seeks to match as closely as possible, the DEM Index, an index developed and controlled by The Chapman Company, an investment banking affiliate of Chapman Capital Management, Inc., the Fund's investment advisor. The DEM Index is comprised of companies that are located in the Untied States and its territories and that are controlled by African Americans, Asian Americans, Hispanic Americans or women. The Fund, offers two classes of shares, Institutional Shares and Investor Shares, which both commenced operations on March 23, 1999. The Institutional Shares are sold without a sales load, and the Investor Shares have a maximum 4.75% front-end sales load.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

SECURITY VALUATION - Portfolio securities primarily traded on an exchange are valued at the last quoted sales price for that day. Securities traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. If bid and asked quotations are not available, then over-the-counter securities are valued through valuations obtained from an independent pricing service or as determined in good faith by the Board of Directors. Investments in short-term securities having a maturity of 60 days or less are valued at amortized cost.

FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Fund intends to qualify as a Regulated Investment Company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income.

SECURITIES TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS, AND OTHER - The Fund accounts for security transactions on a trade date basis. Realized gains and losses on sales of securities are determined using the specific identification method for both financial and income tax reporting purposes. Interest income and expenses are recorded on an accrual basis. Income and common expenses are allocated on a daily basis to each class based on its respective net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Chapman Capital Management, Inc. ("CCM"), a wholly-owned direct subsidiary of Chapman Capital Management Holdings, Inc., is the investment adviser for the Fund. The Fund pays CCM an advisory fee at an annual rate of .9 of 1% of the Fund's average daily net assets, and an administration fee at an annual rate of
 .15% of the Fund's average daily net assets. The investment advisor has voluntarily limited its total fees to the annual rate of .41% of the value of the Fund's average daily net assets during the first fiscal year of the Fund.

CCM has agreed to bear all other expenses (excluding income, excise and other taxes and extraordinary expenses) in excess of 2.00% of average daily net assets until at least December 31, 2000 of the Institutional Shares. Prior to July 1, 1999 CCM limited expenses to 2.69% of average daily net assets of the Institutional Shares. In addition, CCM has agreed to bear all other expenses of the Investor Shares (excluding income, excise and other taxes and extraordinary expenses) in excess of 2.69% of average daily net assets until at

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
Notes to Financial Statements - October 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

least December 31, 2000. However, there can be no assurance that the investment adviser will continue to voluntarily limit the amount of such fees beyond December 31, 2000.

First Data Investor Services Group ("First Data") serves as the Fund's Transfer and Dividend Paying Agent (the "Transfer Agent"), and Accounting Agent pursuant to an Investment Company Services Agreement. As compensation for transfer agent services, the Fund pays First Data an account fee plus an additional class fee. As compensation for its accounting services, the Fund pays First Data a fee based on its average daily net assets plus an additional class fee.

For the year ended October 31, 1999, The Chapman Co., an affiliate of CCM, earned commissions on sales of Investor Shares of $530, and received brokerage commissions related to Fund portfolio transactions of $462.

PURSUANT TO RULE 12b-1 UNDER THE 1940 ACT, THE CHAPMAN CO., THE DISTRIBUTOR OF THE FUND (THE "DISTRIBUTOR"), RECEIVES A FEE UNDER THE INVESTOR SHARES DISTRIBUTION PLAN FOR STOCKHOLDER AND DISTRIBUTION SERVICES AT AN ANNUAL RATE OF
 .75% (UP TO .25% STOCKHOLDER SERVICE FEE AND .50% DISTRIBUTION FEE) OF THE AVERAGE DAILY NET ASSETS OF THE FUND ATTRIBUTABLE TO THE INVESTOR SHARES. THE DISTRIBUTOR HAS VOLUNTARILY WAIVED SUCH FEE DURING THE FIRST FISCAL YEAR OF THE FUND. THESE VOLUNTARY LIMITS ARE NOT CONTRACTUAL AND COULD CHANGE. FOR THE YEAR ENDED OCTOBER 31, 1999, TOTAL DISTRIBUTION FEES WAIVED WERE $346. THE DISTRIBUTOR ALSO RECEIVES A FEE UNDER THE INSTITUTIONAL SHARES DISTRIBUTION PLAN FOR STOCKHOLDER ADMINISTRATIVE AND DISTRIBUTION SERVICES AT AN ANNUAL RATE OF
 .25% OF THE AVERAGE DAILY NET ASSETS OF THE FUND ATTRIBUTABLE TO THE INSTITUTIONAL SHARES. FOR THE YEAR ENDED OCTOBER 31, 1999 EXPENSES PAYABLE TO THE CHAPMAN CO. FOR DISTRIBUTION SERVICES WAS $26.

NOTE 4 - CAPITAL SHARE TRANSACTIONS

The Company is authorized to issue 10 billion full and fractional shares of common stock, par value $.001 per share, of which 1 billion shares are designated as DEM Index Institutional Shares, and 1 billion shares are designated as DEM Index Investor Shares. Transactions in shares of the respective classes were as follows:

                                                                           For the period March 23, 1999(13)
                                                                                        through
                                                                                    October 31, 1999
                                                                  ----------------------------------------------------
                                                                    Institutional Shares            Investor Shares
                                                                  ----------------------------------------------------
Shares sold                                                                      6,999                        663
Shares issued as reinvestment of dividends                                         ---                        ---
Shares repurchased                                                                 ---                         18
                                                                  ....................................................
Net increase in shares outstanding                                               6,999                        645
                                                                  ----------------------------------------------------
                                                                  ----------------------------------------------------

--------------------------------------
(13) Commencement of operations.



NOTE 5 - INVESTMENT TRANSACTIONS

Excluding short-term obligations, purchases of investment securities aggregated $185,357 and proceeds from sales aggregated $87,393 for the year ending October 31, 1999.

The following balances are as of October 31, 1999:

                                                     Tax Basis (Net)           Tax Basis (Gross)          Tax Basis (Gross)
                         Cost for Federal              Unrealized                  Unrealized                 Unrealized
                        Income Tax Purposes           Appreciation                Appreciation              (Depreciation)
                     --------------------------------------------------------------------------------------------------------
DEM Index Fund               $108,841                    $24,973                    $34,287                   ($9,314)

THE CHAPMAN FUNDS, INC.
DEM INDEX FUND
Notes to Financial Statements - October 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE 6 - DIRECTOR'S FEES AND RELATED PARTIES

Certain officers and directors of the Company are "affiliated persons", as defined in the Investment Company Act of 1940, of the adviser. For the year ended October 31, 1999, these "affiliated persons" did not receive any compensation from the Company.

THE CHAPMAN FUNDS, INC.
DEM MULTI-MANGER EQUITY FUND
Statement of Assets and Liabilities - October 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    ASSETS:
                    Cash                                                                            $             29
                                                                                                      ---------------
                    Total assets                                                                                  29
                                                                                                      ---------------

                    LIABILITIES:
                                                                                                                   0
                                                                                                      ---------------
                    Total liabilities                                                                              0
                                                                                                      ---------------

                    NET ASSETS                                                                      $             29
                                                                                                      ---------------
                                                                                                      ---------------
                    Equivalent to $14.28 per share on 2 shares of common stock outstanding

                   ---------------------------------------------------------------
                    NET ASSETS CONSIST OF:
                   ---------------------------------------------------------------

                    Common stock, par value $.001 per share; authorized
                    10,000,000,000 shares; issued and outstanding 2 shares                          $              0
                    Paid-in-capital                                                                               29
                                                                                                       --------------
                    Net assets applicable to outstanding common stock                               $             29
                                                                                                      ---------------
                                                                                                      ---------------

THE CHAPMAN FUNDS, INC.
DEM MULTI-MANAGER BOND FUND
Statement of Assets and Liabilities - October 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    ASSETS:
                    Cash                                                                            $             29
                                                                                                      ---------------
                    Total assets                                                                                  29
                                                                                                      ---------------

                    LIABILITIES:
                                                                                                                   0
                                                                                                      ---------------
                    Total liabilities                                                                              0
                                                                                                      ---------------

                    NET ASSETS                                                                      $             29
                                                                                                      ---------------
                                                                                                      ---------------
                    Equivalent to $14.28 per share on 2 shares of common stock outstanding

                   ---------------------------------------------------------------
                    NET ASSETS CONSIST OF:
                   ---------------------------------------------------------------

                    Common stock, par value $.001 per share; authorized
                    10,000,000,000 shares; issued and outstanding 2 shares                          $              0
                    Paid-in-capital                                                                               29
                                                                                                       --------------
                    Net assets applicable to outstanding common stock                               $             29
                                                                                                      ---------------
                                                                                                      ---------------

                             CORPORATE BOND RATINGS


Moody's Investors Service, Inc.

Aaa Bonds that are rated Aaa are judged to be of the best quality. they carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa Securities.

A Bonds that are rated A possess may favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds that are rated Baa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba          Bonds that are rated Ba are judged to have speculative elements;
            their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Moody's applies numerical modifiers (l, 2, and 3) with respect to the bonds rated "Aa" through "B". The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Caa Bonds that are rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Ratings Group

AAA This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A Principal and interest payments on bonds in this category are regarded as safe. Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

            Debt rated BB, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Debt rated C1 is reserved for income bonds on which no interest is being paid and debt rated D is in payment default.

            In July 1994, S&P initiated an "r" symbol to its ratings. The "r" symbol is attached to derivatives, hybrids and certain other obligations that S&P believes may experience high variability in expected returns due to non-credit risks created by the terms of the obligations.

"AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

"NR" indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                            PART C. OTHER INFORMATION

Item 23. Exhibits.


Exhibit
Number            Description

1(A)     Articles of Incorporation of the Registrant (1)

1(B)     Articles Supplementary of the Registrant dated July 28, 1997 (2)

1(C)     Articles of Amendment of the Registrant dated February 12, 1998 (3)

1(D)     Articles Supplementary of the Registrant dated February 12, 1998 (3)

1(E)     Articles Supplementary of the Registrant dated February 12, 1998 (3)

1(F)     Articles Supplementary of the Registrant dated May 8, 1998 (4)

1(G)     Articles of Amendment of the Registrant dated May 11, 1998 (4)

1(H)     Articles Supplementary of the Registrant dated June 1, 1998 (1)

2        Amended and Restated Bylaws of the Registrant dated July 18, 1997 (2)

3(A)     Form of Stock Certificate (The Chapman U.S. Treasury Money Fund) (1)

3(B)     Form of Stock Certificate (The Chapman Institutional Cash Management
         Fund) (1)

3(C)     Form of Stock Certificate (DEM Equity Fund, Investor Class) (1)

3(D)     Form of Stock Certificate (DEM Equity Fund, Institutional Class) (1)

3(E)     Form of Stock Certificate (DEM Index Fund, Investor Class) (1)

3(F)     Form of Stock Certificate (DEM Index Fund, Institutional Class) (1)

3(G)     Form of Stock Certificate (DEM Fixed Income Fund, Investor Class) (1)

3(H)     Form of Stock Certificate (DEM Fixed Income Fund, Institutional
         Class) (1)

3(I)     Form of Stock Certificate (DEM Multi-Manager Equity Fund, Investor
         Class) (5)

3(J)     Form of Stock Certificate (DEM Multi-Manager Equity Fund, Institutional
         Class) (5)

3(I)    Form of Stock Certificate (DEM Multi-Manager Bond Fund,
         Investor Class) (6)

3(J)     Form of Stock Certificate (DEM Multi-Manager Bond Fund, Institutional
         Class) (6)

4(A) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management (The Chapman US Treasury Money Fund and
         The Chapman Institutional Cash Management Fund) (2)



Exhibit
Number            Description

4(B)     Advisory and Administrative Services Agreement between the
         Registrant and Chapman Capital Management, Inc. (DEM Equity Fund) (3)

4(C) Amendment to Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (The Chapman US
         Treasury Money Fund and The Chapman Institutional Cash Management
         Fund) (3)

4(D)     Advisory and Administrative Services Agreement between the
         Registrant and Chapman Capital Management, Inc. (DEM Index Fund) (4)

4(E)     Advisory and Administrative Services Agreement between the
         Registrant and Chapman Capital Management, Inc. (DEM Fixed Income
         Fund) (1)

4(F)     Advisory and Administrative Services Agreement between the
         Registrant and Chapman Capital Management, Inc. (DEM Multi-Manager
         Equity Fund) (6)

4(G)     Form of Sub-Advisory Agreement between Chapman Capital Management,
         Inc. and the various sub-advisers of the Registrant as set forth on Appendix 1 thereto. (DEM Multi-Manager Equity Fund) (Fee information redacted pursuant to Order under Section 6(c) of the Investment
         Company Act, Rule 18f-2 under the Act, and certain disclosure requirements, Investment Company Act Release No. 42002, September 8,
         1999) (7)

4(H)     Advisory and Administrative Services Agreement between the
         Registrant and Chapman Capital Management, Inc. (DEM Multi-Manager
         Bond Fund) (6)

4(I)     Form of Sub-Advisory Agreement between Chapman Capital Management,
         Inc. and the various sub-advisers of the Registrant as set forth on Appendix 1 thereto. (DEM Multi-Manager Bond Fund) (Fee information redacted pursuant to Order under Section 6(c) of the Investment
         Company Act, Rule 18f-2 under the Act, and certain disclosure requirements, Investment Company Act Release No. 42002, September 8,
         1999) (7)

5(A)     Distribution Agreement between the Registrant and The Chapman Co.
         (The Chapman US Treasury Money Fund and The Chapman Institutional
         Cash Management Fund) (2)

5(B)     Distribution Agreement between the Registrant and The Chapman Co.
         (DEM Equity Fund) (3)

5(C)     Amendment to Distribution Agreement between the Registrant and The
         Chapman Co. (The Chapman US Treasury Money Fund and The Chapman
         Institutional Cash Management Fund) (3)

5(D)     Distribution Agreement between the Registrant and The Chapman Co.
         (DEM Index Fund) (4)

5(E)     Distribution Agreement between the Registrant and The Chapman Co.
         (DEM Fixed Income Fund) (1)

5(F)     Distribution Agreement between the Registrant and The Chapman Co.
         (DEM Multi-Manager Equity Fund) (5)

5(G)     Distribution Agreement between the Registrant and The Chapman Co.
         (DEM Multi-Manager Bond Fund) (6)

7(A)     Custody Agreement between the Registrant and UMB Bank, N.A. (1)

7(B)     Investment Company Services Agreement between the Registrant and
         First Data Investor Services Group (formerly FPS Services, Inc.)
         (The Chapman US Treasury Money Fund and DEM Equity Fund) (2)

7(C)     Amendment to Investment Company Services Agreement between the
         Registrant and First Data Investor Services Group (formerly FPS
         Services, Inc.) (6)

7(D)     Appendix B to Investment Company Services Agreement between the
         Registrant and First Data Investor Services Group (formerly FPS
         Services, Inc.) (6)

                                      B-2


Exhibit
Number            Description

8(A)     Stockholder Services Agreement between the Registrant and Chapman
         Capital Management, Inc. (The Chapman US Treasury Money Fund and The
         Chapman Institutional Cash Management Fund) (1)

8(B)     Service Mark Licensing Agreement between the Registrant and Nathan
         A. Chapman, Jr. (6)

10.      Consent of Independent Auditors (8)

13(A)    Distribution Plan (DEM Equity Fund Investor Shares) (3)

13(B)    Distribution Plan (DEM Equity Fund Institutional Shares) (3)

13(C)    Distribution Plan (DEM Index Fund Investor Shares) (4)

13(D)    Distribution Plan (DEM Index Fund Institutional Shares) (4)

13(E)    Distribution Plan (DEM Fixed Income Fund Investor Shares) (1)

13(F)    Distribution Plan (DEM Fixed Income Fund Institutional Shares) (1)

13(G)    Distribution Plan (DEM Multi-Manager Equity Fund Investor Shares) (5)

13(H)    Distribution Plan (DEM Multi-Manager Equity Fund Institutional
         Shares) (5)

13(I)    Distribution Plan (DEM Multi-Manager Bond Fund Investor Shares) (6)

13(J)    Distribution Plan (DEM Multi-Manager Bond Fund Institutional Shares)
         (6)

15(A)    Multiple Class Plan (DEM Equity Fund) (2)

15(B)    Multiple Class Plan (DEM Index Fund) (4)

15(C)    Multiple Class Plan (DEM Fixed Income Fund) (1)

15(D)    Multiple Class Plan (DEM Multi-Manager Equity Fund) (5)

15(E)    Multiple Class Plan (DEM Multi-Manager Bond Fund) (6)

99.1     Power of Attorney (8)

------------------
(1) Incorporated by reference from Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on June 12, 1998.

(2) Incorporated by reference from Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on August 7, 1997.

(3) Incorporated by reference from Amendment 15 to Registrant's Registration Statement on Form N-1A (File Nos. 33-25716; 811-5697) as filed with the Securities and Exchange Commission on March 2, 1998.

(4) Incorporated by reference from Amendment 16 to Registrant's Registration Statement on Form N-1A (File Nos. 33-25716; 811-5697) as filed with the Securities and Exchange Commission on May 29, 1998.

(5) Incorporated by reference from Amendment 18 to Registrant's Registration Statement on Form N-1A (File Nos. 33-25716; 811-5697) as filed with the Securities and Exchange Commission September 30, 1998.

(6) Incorporated by reference from Post-Effective Amendment 21 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-25716; 811-5697) as filed with the Securities and Exchange Commission July 15, 1999.

(7) Incorporated by reference from Post-Effective Amendment 22 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on December 31, 1999.

(8)      Filed herewith.

Item 24. Persons Controlled by or under Common Control with the Registrant.

None.

Item 25.  Indemnification.

Reference is made to Article VII of the Registrant's Articles of Incorporation,
Article IV of the Registrant's By-laws, Section 7 of the Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. and Section 4 of the Distribution Agreement between the Registrant and the Distributor, which provide for indemnification or limitation of the liability of Directors and officers, CCM, the principal underwriter and affiliates of the Registrant.

The Registrant has obtained director's and officer's liability insurance which will insure Directors and officers of the Registrant against liability to the Registrant and its stockholders.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

INVESTMENT ADVISER

--------------------------------------------------------------------------------
                        CHAPMAN CAPITAL MANAGEMENT, INC.
--------------------------------------------------------------------------------

------------------------------------- ---------------------------------- ------------------------------------
Name and                              Position with Investment Adviser   Business, profession, vocation or
Principal Business Address                                               employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner of
                                                                         the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account or
                                                                         in the capacity of director, officer,
                                                                         employee, partner or trustee.
------------------------------------- ---------------------------------- ------------------------------------


------------------------------------- ---------------------------------- ------------------------------------
Nathan A. Chapman, Jr.                Director and President             President and Director of The
401 E. Pratt St.                                                         Chapman Co. since 1986.  President
28th Floor                                                               and Director of Chapman Holdings,
Baltimore, MD 21202                                                      Inc. since 1997 and Chapman
                                                                         Capital Management Holdings, Inc.
                                                                         since 1998.
------------------------------------- ---------------------------------- ------------------------------------
------------------------------------- ---------------------------------- ------------------------------------
M. Lynn Ballard                       Treasurer and Assistant Secretary  Treasurer and Assistant Secretary
401 E. Pratt Street                                                      since 1997 of The Chapman Co.
28th Floor                                                               Treasurer and Assistant Secretary
Baltimore, Maryland  21202                                               of Chapman Holdings, Inc. since
                                                                         1997 and Chapman Capital
                                                                         Management Holdings, Inc. since
                                                                         1998.
------------------------------------- ---------------------------------- ------------------------------------
------------------------------------- ---------------------------------- ------------------------------------
Earl U. Bravo                         Director                           Secretary and Assistant Treasurer
401 E. Pratt Street                                                      since 1997 of The Chapman Co.
28th Floor                                                               Senior Vice President, Secretary,
Baltimore, MD  21202                                                     Assistant Treasurer and Director
                                                                         of Chapman Holdings, Inc. since
                                                                         1997.  Vice President, Secretary,
                                                                         Assistant Treasurer and Director
                                                                         of Chapman Capital Management
                                                                         Holdings, Inc. since 1998.
------------------------------------- ---------------------------------- ------------------------------------

SUB-ADVISERS (DEM Multi-Manager Equity Fund Only)


                  CHARTER FINANCIAL GROUP, INC.
------------------------ ------------ ------------------------------------------
Name                     Position     Business, profession, vocation or
                          with        employment of a substantial nature, that
                          Sub-        the Sub-Adviser, and each director,
                         Adviser      officer or partner of the Sub-Adviser, IS
                                      OR HAS BEEN ENGAGED WITHIN THE LAST TWO
                                      FISCAL YEARS for his or her own account or
                                      in the capacity of director, officer,
                                      employee, partner or trustee.
------------------------ ------------ ------------------------------------------
N/A                      N/A          N/A

------------------------ ------------ ------------------------------------------
                           CIC ASSET MANAGEMENT, INC.
------------------------ ------------ ------------------------------------------
Name                     Position     Business, profession, vocation or
                          with        employment of a substantial nature, that
                          Sub-        the Sub-Adviser, and each director,
                         Adviser      officer or partner of the Sub-Adviser, IS
                                      OR HAS BEEN ENGAGED WITHIN THE LAST TWO
                                      FISCAL YEARS for his or her own account or
                                      in the capacity of director, officer,
                                      employee, partner or trustee.
------------------------ ------------ ------------------------------------------
N/A                      N/A          N/A

------------------------ ------------ ------------------------------------------
                  DAIZ-VERSON CAPITAL INVESTMENTS, INC.
------------------------ ------------ ------------------------------------------
Name                     Position     Business, profession, vocation or
                          with        employment of a substantial nature, that
                          Sub-        the Sub-Adviser, and each director,
                         Adviser      officer or partner of the Sub-Adviser, IS
                                      OR HAS BEEN ENGAGED WITHIN THE LAST TWO
                                      FISCAL YEARS for his or her own account or
                                      in the capacity of director, officer,
                                      employee, partner or trustee.
------------------------ ------------ ------------------------------------------
Salvador Diaz-           President    Director, Regions Bank, 201 13th Street,
Verson, Jr.               and CEO     Columbus, GA 31902 (regional commercial
                                      bank); Director, Aura Systems, Inc., 2335
                                      Alaska Avenue, El Segundo, CA 90245
                                      (manufacturer of media products utilizing
                                      electromagnetic and electro-optical
                                      technology); Sole shareholder, Miramar
                                      Securities, Inc., 1200 Brookstone Centre
                                      Parkway, Columbus, GA 31904 (registered
                                      broker-dealer).
------------------------ ------------ ------------------------------------------
                    EVERGREEN CAPITAL MANAGEMENT, INC.
---------------------------------------------------------------------------------------------------------------------------------
------------------------ ------------ ------------------------------------------
Name                     Position     Business, profession, vocation or
                          with        employment of a substantial nature, that
                          Sub-        the Sub-Adviser, and each director,
                         Adviser      officer or partner of the Sub-Adviser, IS
                                      OR HAS BEEN ENGAGED WITHIN THE LAST TWO
                                      FISCAL YEARS for his or her own account or
                                      in the capacity of director, officer,
                                      employee, partner or trustee.
------------------------ ------------ ------------------------------------------
N/A                      N/A          N/A

------------------------ ------------ ------------------------------------------
                          GLOBALT, INC.
------------------------ ------------ ------------------------------------------
Name                     Position     Business, profession, vocation or
                          with        employment of a substantial nature, that
                          Sub-        the Sub-Adviser, and each director,
                         Adviser      officer or partner of the Sub-Adviser, IS
                                      OR HAS BEEN ENGAGED WITHIN THE LAST TWO
                                      FISCAL YEARS for his or her own account or
                                      in the capacity of director, officer,
                                      employee, partner or trustee.
------------------------ ------------ ------------------------------------------
N/A                      N/A          N/A

------------------------ ------------ ------------------------------------------
                       JOHN HSU CAPITAL GROUP, INC.
------------------------ ------------ ------------------------------------------
Name                     Position     Business, profession, vocation or
                          with        employment of a substantial nature, that
                          Sub-        the Sub-Adviser, and each director,
                         Adviser      officer or partner of the Sub-Adviser, IS
                                      OR HAS BEEN ENGAGED WITHIN THE LAST TWO
                                      FISCAL YEARS for his or her own account or
                                      in the capacity of director, officer,
                                      employee, partner or trustee.
------------------------ ------------ ------------------------------------------
N/A                      N/A          N/A

------------------------ ------------ ------------------------------------------
                       THE KENWOOD GROUP, INC.
------------------------ ------------ ------------------------------------------
Name                     Position     Business, profession, vocation or
                          with        employment of a substantial nature, that
                          Sub-        the Sub-Adviser, and each director,
                         Adviser      officer or partner of the Sub-Adviser, IS
                                      OR HAS BEEN ENGAGED WITHIN THE LAST TWO
                                      FISCAL YEARS for his or her own account or
                                      in the capacity of director, officer,
                                      employee, partner or trustee.
------------------------ ------------ ------------------------------------------
Barbara L. Bowles        Chief        Director, Fort James Corporation, P.O.
                         Investment   Box 89, Deerfield, IL 60015 (manufacturer
                         Officer      of paper products); Director, Black &
                                      Decker Corporation, 701 E. Joppa Road,
                                      Towson, MD 21286 (manufacturer of power
                                      tools and accessories); Director,
                                      Wisconsin Energy Corporation, 231 W.
                                      Michigan Street, Milwaukee, WI 53201
                                      (utility providing electricity, natural
                                      gas, and steam).
------------------------ ------------ ------------------------------------------
                       UNION HERITAGE CAPITAL MANAGEMENT, INC.
------------------------ ------------ ------------------------------------------
Name                     Position     Business, profession, vocation or
                          with        employment of a substantial nature, that
                          Sub-        the Sub-Adviser, and each director,
                         Adviser      officer or partner of the Sub-Adviser, IS
                                      OR HAS BEEN ENGAGED WITHIN THE LAST TWO
                                      FISCAL YEARS for his or her own account or
                                      in the capacity of director, officer,
                                      employee, partner or trustee.
------------------------ ------------ ------------------------------------------
Derek T. Batts           President    Director and Vice President, SBK-Brooks
                         and          Investment Corp., 840 Terminal Tower
                         Director     50 Public Square, Cleveland, OH 44113
                                      (investment bank).
------------------------ ------------ ------------------------------------------
Eric L. Small            Director     Director and President, SBK-Brooks
                                      Investment Corp., 840 Terminal Tower,
                                      50 Public Square, Cleveland, OH 44113
                                      (investment bank).
------------------------ ------------ ------------------------------------------
                      VALENZUELA CAPITAL PARTNERS LLC
------------------------ ------------ ------------------------------------------
Name                     Position     Business, profession, vocation or
                          with        employment of a substantial nature, that
                          Sub-        the Sub-Adviser, and each director,
                         Adviser      officer or partner of the Sub-Adviser, IS
                                      OR HAS BEEN ENGAGED WITHIN THE LAST TWO
                                      FISCAL YEARS for his or her own account or
                                      in the capacity of director, officer,
                                      employee, partner or trustee.
------------------------ ------------ ------------------------------------------
N/A                      N/A          N/A

------------------------ ------------ ------------------------------------------
                       ZEVENBERGEN CAPITAL, INC.
------------------------ ------------ ------------------------------------------
Name                     Position     Business, profession, vocation or
                          with        employment of a substantial nature, that
                          Sub-        the Sub-Adviser, and each director,
                         Adviser      officer or partner of the Sub-Adviser, IS
                                      OR HAS BEEN ENGAGED WITHIN THE LAST TWO
                                      FISCAL YEARS for his or her own account or
                                      in the capacity of director, officer,
                                      employee, partner or trustee.
------------------------ ------------ ------------------------------------------
N/A                      N/A          N/A

------------------------ ------------ ------------------------------------------

SUB-ADVISERS (DEM Multi-Manager Bond Fund Only)

--------------------------------------------------------------------------------
                         HUGHES CAPITAL MANAGEMENT, INC.
--------------------------------------------------------------------------------

------------------------ ------------ ------------------------------------------
Name                     Position     Business, profession, vocation or
                          with        employment of a substantial nature, that
                          Sub-        the Sub-Adviser, and each director,
                         Adviser      officer or partner of the Sub-Adviser, IS
                                      OR HAS BEEN ENGAGED WITHIN THE LAST TWO
                                      FISCAL YEARS for his or her own account or
                                      in the capacity of director, officer,
                                      employee, partner or trustee.
------------------------ ------------ ------------------------------------------
N/A                      N/A          N/A

------------------------ ------------ ------------------------------------------


--------------------------------------------------------------------------------
                          MDL CAPITAL MANAGEMENT, INC.
--------------------------------------------------------------------------------

------------------------ ------------ ------------------------------------------
Name                     Position     Business, profession, vocation or
                         Sub-         employment with of a substantial nature,
                         Adviser      that the Sub-Adviser, and each director,
                                      officer or partner of the Sub-Adviser,
                                      IS OR HAS BEEN ENGAGED WITHIN THE LAST TWO
                                      FISCAL YEARS for his or her own account or
                                      in the capacity of director, officer,
                                      employee, partner or trustee.
------------------------ ------------ ------------------------------------------
N/A                      N/A          N/A

------------------------ ------------ ------------------------------------------


--------------------------------------------------------------------------------
                       NCM CAPITAL MANAGEMENT GROUP, INC.
--------------------------------------------------------------------------------


------------------------ ------------ ------------------------------------------
Name                     Position     Business, profession, vocation or
                         with         employment of a substantial nature, that
                          Sub-        officer or partner of the Sub-Adviser
                         Adviser      the Sub-Adviser, and each director,
                                      officer or partner of the Sub-Adviser,
                                      IS OR HAS BEEN ENGAGED WITHIN THE LAST TWO
                                      FISCAL YEARS for his or her own account or
                                      in the capacity of director, officer,
                                      employee, partner or trustee.
------------------------ ------------ ------------------------------------------
Maceo K. Sloan           Chairman,    Chairman, CONXUS Communications (formerly
                         President,   PCS Development Corporation), 12 North
                         CEO and      Main Street, Greenville, SC 29601
                         Director     (wireless communications); Chairman and
                                      CEO, Sloan Communications, 103 West  Main
                                      Street, Durham, NC 27701 (wireless
                                      communications); Director, CREF, 730 3rd
                                      Avenue, New York, NY 10017 (insurance);
                                      Director, Mechanics & Farmers Bank 116
                                      West Parrish Street, Durham, NC 27701
                                      (banking); Chairman, New Africa Advisers,
                                      103 West Main Street, Durham, NC 27701
                                      (investment management); Chairman,
                                      President and CEO, Sloan Financial


                                      B-5


                                      Group, 103 West Main Street, Durham, NC
                                      27701 (holding company); Director,
                                      Portfolio Manager, Calvert New Africa
                                      Fund, 4550 Montgomery Avenue, Bethesda, MD
                                      20814 (investment management)
------------------------ ------------ ------------------------------------------
Justin F. Beckett        Executive    Director, CONXUS Communications
                         Vice         (formerly PCS Development Corporation), 12
                         President     North Main Street, Greenville, SC 29601
                         and          (wireless communications); President, CEO,
                         Director     New Africa Advisers, and 103 West Main
                                      Street, Durham, NC 27701 (investment
                                      management); Director President, Sloan
                                      Communications, 103 West Main Street,
                                      Durham, NC 27701 (wireless
                                      communications); Executive Vice President,
                                      Sloan Financial Group, 103 West Main
                                      Street, Durham, NC 27701 (holding
                                      company); Portfolio Manager, Calvert New
                                      Africa Fund, 4550 Montgomery Avenue,
                                      Bethesda, MD 20814 (investment management)
------------------------ ------------ ------------------------------------------
Clifford D. Mpare        Executive    Chief Investment Officer and Director, New
                         Vice         Africa Advisers, 103 West Main Street,
                         President    Durham, NC 27701 (investment management);
                         and          Portfolio Manager, Calvert New Africa
                         Co-Chief     Fund, 4550 Montgomery Avenue, Bethesda, MD
                         Investment    20814 (investment management)
                         Officer
------------------------ ------------ ------------------------------------------
Edith H. Noel            Secretary    Secretary and Treasurer, Sloan Financial
                         and          Group, 103 West Main Street, Durham, NC
                         Treasurer    27701 (holding company)
------------------------ ------------ ------------------------------------------
Peter Jon Anderson       Director     Director and Senior Vice President,
                                      American Express Financial Corporation,
                                      IDS Tower 10, Minneapolis, MN 55440
                                      (financial services business); Chairman,
                                      CIO and Director, American Express Asset
                                      Management Group, Inc., IDS Tower 10,
                                      Minneapolis, MN 55440 (asset management);
                                      Senior Vice President, American Express
                                      Financial Advisers, IDS Tower 10,
                                      Minneapolis, MN 55440 (financial advisors);
                                      Chairman, Executive Vice President and
                                      Director, IDS International, Inc., IDS
                                      Tower 10, Minneapolis, MN 55440 (financial
                                      advisors); Vice President, American
                                      Express Securities Service, IDS Tower 10,
                                      Minneapolis, MN 55440 (financial services
                                      business)
------------------------ ------------ ------------------------------------------
Morris Goodwin, Jr.      Director     Treasurer, Deluxe Corporation, 3680
                                      Victoria Street, Shoreview, MN 55126
                                      (check printing)
------------------------ ------------ ------------------------------------------


--------------------------------------------------------------------------------
                            Seix Investment Advisors
--------------------------------------------------------------------------------

------------------------ ------------ ------------------------------------------
Name                     Position     Business, profession, vocation or
                         with         employment of a substantial nature,  that
                         Sub-         the Sub-Adviser, and each director,
                         Adviser      officer or partner of the Sub-Adviser,
                                      IS OR HAS BEEN ENGAGED WITHIN THE LAST TWO
                                      FISCAL YEARS for his or her own account or
                                      in the capacity of director, officer,
                                      employee, partner or trustee.
------------------------ ------------ ------------------------------------------
Christina Seix           Chairman     Director, Federal Home Loan Mortgage
                         and CIO      Corporation, 8200 Jones Branch Drive,
                                      McLean, VA  22102 (consolidates,
                                      securitizes and reissues home mortgages);
                                      Director until 1998, Fordham University,
                                      441 E. Fordham Road, Bronx, NY 10458
                                      (university)
------------------------ ------------ ------------------------------------------


Item 27. Principal Underwriter.

         (a)      Not applicable.

         (b)      Directors and Officers

                              POSITIONS AND OFFICES

------------------------------------- ----------------------------------- -----------------------------------
Name and                              With                                With
Principal Business Address            Underwriter                         Registrant
------------------------------------- ----------------------------------- -----------------------------------

------------------------------------- ----------------------------------- -----------------------------------
Nathan A. Chapman, Jr.                President, Director and Chairman    President, Director and Chairman


                                      B-6


The Chapman Co.                       of the Board                        of the Board
401 East Pratt Street
28th Floor
Baltimore, MD 21202

------------------------------------- ----------------------------------- -----------------------------------
Earl U. Bravo, Sr.                    Senior Vice President, Secretary    Secretary and Assistant Treasurer
The Chapman Co.                       and Assistant Treasurer
401 East Pratt Street
28th Floor
Baltimore, Maryland  21202

------------------------------------- ----------------------------------- -----------------------------------
M. Lynn Ballard                       Treasurer and Assistant Secretary   Treasurer and Assistant Secretary
The Chapman Co.
401 East Pratt Street
28th Floor
Baltimore, Maryland 21202

------------------------------------- ----------------------------------- -----------------------------------

         (c)      Not applicable.

Item 28. Location of Accounts and Records.

                  All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of Chapman Capital Management, Inc., 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202 or at the offices of First Data Investor Services Group, Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, Pennsylvania 19406.

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment No. 21 and amendment No. 23 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, on February 29, 2000. The undersigned hereby certifies that the within post-effective amendment meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 promulgated under the Securities Act of 1933.

                                           THE CHAPMAN FUNDS, INC.


                                           By: /s/ Nathan A. Chapman Jr.
                                               -------------------------
                                           Nathan A. Chapman, Jr.
                                           President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment No. 21 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                                   Title                          Date


/s/ NATHAN A. CHAPMAN, JR.          President and Director             February 29, 2000
---------------------------         (principal executive
Nathan A. Chapman, Jr.              officer)



/s/ M. LYNN BALLARD                 Treasurer (principal               February 29, 2000
---------------------------         financial and
M. Lynn Ballard                     accounting officer)


Each of the Directors:

         Nathan A. Chapman, Jr., Dr. Glenda Glover, Lottie H. Shackelford, Ronald A. White, Dr. Benjamin Hooks, David Rivers, and Wilfred Marshall.

         By:      /s/ NATHAN A. CHAPMAN, JR.                  February 29, 2000
                  --------------------------
                  Nathan A. Chapman, Jr.
                  as Attorney-in-Fact

                                  EXHIBIT INDEX


Exhibit Number             Description
--------------             -----------

10     Consent of Independent Auditors

99.1   Power of Attorney
